As filed with the Securities and Exchange	Registration No. 333-111686
Commission on April 30, 2009	Registration No. 811-08524

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	☒

(Check appropriate box or boxes.)

SEPARATE ACCOUNT EQ

(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.

ING Americas (U.S. Legal Services)

1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478

(610) 425-3404

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Premium Variable and Fixed Annuity Contract

PART A

SUPPLEMENT Dated May 1, 2009

To The Prospectus Dated May 1, 2009 For

ING Equi-Select

Issued By ING USA Annuity and Life Insurance Company

Through Its Separate Account EQ

This supplement updates the prospectus for your variable annuity contract.  Please read it carefully and keep it with your copy of the prospectus for future reference.  If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATIONS

Effective after the close of business on or about July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio
ING Neuberger Berman Partners Portfolio ING Oppenheimer Main Street Portfolio®	ING RussellTM Large Cap Index Portfolio
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

Information Regarding Reorganizations:

These reorganizations will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolios.  The reorganization agreements will also be subject to shareholder approval.  If shareholder approval is obtained, each reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio.  Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio.  You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

ING USA Annuity and Life Insurance Company

Separate Account EQ

Individual Flexible Premium Deferred Variable Annuity

EQUI-SELECT

May 1, 2009

This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”).  (See “ING USA Annuity and Life Insurance Company” for information about the merger of Equitable Life with and into ING USA.)  The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified Contracts”).  We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios.  Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select.  The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment.  Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you.  Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment.  See “Charges and Fees” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference.  A Statement of Additional Information (“SAI”), dated May 1, 2009, has been filed with the Securities and Exchange Commission (“SEC”).  It is available without charge upon request.  To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).  The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

An investment in a Trust or Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Other Contract Provisions — Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

The investment portfolios currently available under your Contract are:

ING Investors Trust

ING American Funds Asset Allocation Portfolio

ING American Funds Bond Portfolio

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING American Funds World Allocation Portfolio (Class S)

ING Artio Foreign Portfolio (Class S)

ING BlackRock Inflation Protected Bond Portfolio (Class S)

ING BlackRock Large Cap Growth Portfolio (Class S)

ING Clarion Global Real Estate Portfolio (Class S)

ING Clarion Real Estate Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING Focus 5 Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Franklin Mutual Shares Portfolio (Class S)

ING Franklin Templeton Founding Strategy Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Core Equity Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S)

ING LifeStyle Conservative Portfolio (Class S)

ING LifeStyle Growth Portfolio (Class S)

ING LifeStyle Moderate Growth Portfolio (Class S)

ING LifeStyle Moderate Portfolio (Class S)

ING Liquid Assets Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Multi-Manager International Small Cap Equity Portfolio (Class S)

ING Oppenheimer Active Allocation Portfolio (Class S)

ING PIMCO Total Return Bond Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Global Tactical Asset Allocation Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (S Class)

ING Davis New York Venture Portfolio (S Class)

ING JPMorgan Mid Cap Value Portfolio (S Class)

ING Templeton Foreign Equity Portfolio (S Class)

ING T. Rowe Price Growth Equity Portfolio (S Class)

ING Van Kampen Comstock Portfolio (S Class)

ING Van Kampen Equity and Income Portfolio (S Class)

ING Variable Funds

ING Growth and Income Portfolio (Class S)

ING Variable Portfolios, Inc.

ING BlackRock Science and Technology Opportunities Portfolio (Class S)

ING Global Equity Option Portfolio (Class S)

ING Hang Seng Index Portfolio (Class S)

ING International Index Portfolio (Class S)

ING Russell™ Global Large Cap Index 75% Portfolio (Class S)

ING Russell™ Large Cap Growth Index Portfolio (Class S)

ING RussellTM Large Cap Index Portfolio (Class S)

ING Russell™ Large Cap Value Index Portfolio (Class S)

ING Russell™ Mid Cap Growth Index Portfolio (Class S)

ING RussellTM Mid Cap Index Portfolio (Class S)

ING RussellTM Small Cap Index Portfolio (Class S)

ING Small Company Portfolio (Class S)

ING U. S. Bond Index Portfolio (Class S)

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (Class S)

ING Variable Products Trust

ING MidCap Opportunities Portfolio (Class S)

ING Intermediate Bond Portfolio (Class S)

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund (Class III)

These investment portfolios comprise the subaccounts open to new premiums and transfers.  More information can be found in the appendices.  See Appendix A for all subaccounts and valuation information.  Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes.

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus.  Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	4
Annuitant	11
Annuity Start Date	11
Cash Surrender Value	14
Contract Date	11
Contract Owner	11
Contract Value	14
Contract Year	11
Death Benefit	21
Free Withdrawal Amount	7
Net Investment Factor	4
Net Rate of Return	4

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Phase	Accumulation Period
Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date
Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing
Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value
Contract Date	Issue Date
Contract Year	Contract Anniversary Date
Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge
Systematic Withdrawals	Automatic Withdrawals

1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of each premium payment)	8%(1)

Transfer Charge	$25 per transfer(2)

(1)	The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

(2)	We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Periodic Fees and Expenses

Annual Contract Administrative Charge	$30

Separate Account Annual Charges (as a percentage of average daily net asset values)

Mortality and Expense Risk Charge	1.25%
Asset-Based Administrative Charge	0.15%
Total Separate Account Charges	1.40%

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract.  The minimum and maximum expenses listed below are for the year ended December 31, 2008 and do not take into account any fee waiver or expense reimbursement arrangements that may apply.  More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(1), and other expenses):	0.53%	2.58%

(1)

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

2

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)  If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,214	$1,854	$2,508	$4,308

2)  If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$414	$1,254	$2,108	$4,308

3)  If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$414	$1,254	$2,108	$4,308

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown.  Compensation is paid for the sale of the Contracts.  For information about this compensation, see “Other Contract Provisions — Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information.  The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund.  Fund fees are one factor that impacts the value of a fund share.  Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company.  The percentage paid may vary from one fund company to another.  For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.  Any such fees deducted from fund assets are disclosed in the fund prospectuses.  The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.  These additional payments may also be used by the Company to finance distribution.  These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.  Please see “Charges and Fees — Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.  Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.  Investment management fees are apportioned between the affiliated investment adviser and subadviser.  This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser.  This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses.  Please see “Charges and Fees — Trust and Fund Expenses” for more information.

3

How Fees are Deducted.  Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract.  Each subaccount of Separate Account EQ has its own accumulation unit value.  The accumulation units are valued each business day that the New York Stock Exchange is open for trading.  Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio.  Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A — Condensed Financial Information.

Net Investment Factor

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount.  The Net Investment Factor is calculated as follows:

1)              We take the net asset value of the subaccount at the end of each business day.

2)              We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount.  We subtract from that amount a charge for our taxes, if any.

3)              We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

4)              We then subtract the daily charges from the subaccount:  the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the related statements of operations and the statements of changes of Separate Account EQ and the financial statements of ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988.  Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A.  In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ.  Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).  Separate Account EQ is a separate investment account used for our variable annuity contracts.  We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

4

Separate Account EQ is divided in subaccounts.  Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund.  Each investment portfolio has its own distinct investment objectives and policies.  Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company.  Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.  They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ.  If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account.  We are obligated to pay all benefits and make all payments provided under the Contracts.

Note:  We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus.  Separate Account EQ may also invest in other investment portfolios which are not available under your Contract.  Under certain circumstances, we may make certain changes to the subaccounts.  For more information, see “The Annuity Contract — Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867.  On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), and ING USA assumed responsibility for Equitable Life’s obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973.  Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V., (“ING”), a global financial services holding company based in The Netherlands.  ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests.  ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

ING USA’s principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry.  In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.  Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries.  These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure.  The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information.  Some of these matters could result in regulatory action involving the Company.  These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.  In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

5

Investment Product Regulatory Issues.  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products.  This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products.  The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.  Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed.  The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability.  It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation.  Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities.  Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code.  (See “Federal Tax Considerations” for further discussion of some of these requirements.)  Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment.  In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.  Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B - The Investment Portfolios.  A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066.  You should read the prospectus carefully before investing.

6

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.”  Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.  See “Trust and Fund Expenses.”  Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level.  You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts.  We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts.  The amount of a charge will not always correspond to the actual costs associated with the charge.  For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided.  In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

Surrender Charge.  We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment.  The surrender charge is based on a percentage of each premium payment.  This charge is intended to cover sales expenses that we have incurred.  We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges.  The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made.  We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

Free Withdrawal Amount.  At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

•                  earnings (contract value less unliquidated purchase payments);

•                  premium payments in the Contract for more than eight years, and

7

•                  an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Surrender Charge for Excess Withdrawals.  We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code.  We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount.  Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal.  Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes.  We may make a charge for state and local premium taxes depending on the contract owner’s state of residence.  The tax can range from 0% to 3.5% of the premium.  We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date.  However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin.  In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge.  We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you.  The amount deducted is $30 per Contract, unless waived by the Company.  We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.  This charge is intended to compensate us for expenses associated with the administration of the Contract.

Transfer Charge.  You may make 12 free transfers each contract year.  We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year.  We currently do not assess this charge.  The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.  However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.  This charge is intended to cover the expenses we incur when processing transfers.

Redemption Fees.  If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate.  Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.  For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge.  We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account.  The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company.  Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

8

The mortality and expense risk charge is guaranteed by the Company and cannot be increased.  This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract.  The mortality risk is that insured people, as a group, may live less time than we estimated.  The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Asset-Based Administrative Charge.  We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract.  The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund.  In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund.  Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.  For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts.  Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate.  Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue.  Finally, assets allocated to unaffiliated funds generate the least amount of revenue.  The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds.  Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

•                  A share of the management fee deducted from fund assets;

•                  Service fees that are deducted from fund assets;

•                  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

•                  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization.  In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser.  Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

9

Types of Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company.  Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

•                  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

•                  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.  These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus.  These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

•                  BlackRock Variable Series Funds, Inc.

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings.  In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings.  In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits.  These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.”  These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well.  The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.  The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.  For more information, please see “Other Contract Provisions — Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract.  The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account EQ invest.

10

Contract Date and Contract Year

The date the Contract became effective is the contract date.  Each 12-month period following the contract date is a contract year.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract.  The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase.  The accumulation phase is the period between the contract date and the annuity start date.  The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner

You are the contract owner.  You are also the annuitant unless another annuitant is named in the application.  You have the rights and options described in the Contract.  One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due.  The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner.  In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary.  This will override any previous beneficiary designation.  See “Joint Owner” below.

Joint owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.  Joint owners may independently exercise transfers and other transactions allowed under the Contract.  All other rights of ownership must be exercised by both owners.  Joint owners own equal shares of any benefits accruing or payments made to them.  All rights of a joint owner end at death of that owner if the other joint owner survives.  The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments.  The annuitant also determines the death benefit.  The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid.  You are the annuitant unless you choose to name another person.  The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary

The beneficiary is named by you in a written request.  The beneficiary is the person who receives any death benefit proceeds.  The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date.  We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant.  If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests.  If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract.  A change in ownership may affect the amount of the death benefit and the guaranteed death benefit.  You may also change the beneficiary.  All requests for changes must be in writing and submitted to our Customer Service Center in good order.  The change will be effective as of the day we receive the request.  The change will not affect any payment made or action taken by us before recording the change.

11

A change of owner likely has tax consequences.  See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary.  If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.  In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code.  You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment.  If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center.  Please date your requests.  The change will be effective as of the day we receive the request.  The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year.  You may make additional payments of at least $100 or more at any time after the free look period.  Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement.  For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year.  Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,500,000.  We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  The tax-deferred feature is more attractive to people in high federal and state tax brackets.  You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.  When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you.  Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender.  Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract.  For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income.  You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost.  See “Fees and Expenses” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios.  These products have different benefits and charges, and may or may not better match your needs.  If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

Crediting of Premium Payments

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete.  We will process subsequent premium payments within 1 business day if we receive all necessary information.  In certain states we also accept initial and additional premium payments by wire order.  Wire transmittals must be accompanied by sufficient electronically transmitted data.  We may retain premium payments for up to 5 business days while attempting to complete an incomplete application.  If the application cannot be completed within this period, we will inform you of the reasons for the

12

delay.  We will also return the premium payment immediately unless you direct us to hold it until the application is completed.  If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified.  If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount.  If we are unable to reach you or your representative within 5 days, we will consider the application incomplete.  For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application.  Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions.  The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)              If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment.  If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided.  Some states require that we return the premium paid.

2)              If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution.  Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you.  We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments.  We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise.  Any fixed allocation(s) will not be considered in the pro-rata calculations.  If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation.  For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you.  Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment.  If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units.  We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract.  The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the ING Liquid Assets subaccount) for the duration of the free look period.  If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected.  The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

13

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments.  In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it.  Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements.  We will process your request at the accumulation value next determined only after you have met all administrative requirements.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date.  Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts.  On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount.  On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)              We take the contract value in the subaccount at the end of the preceding business day.

2)              We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)              We add (1) and (2).

4)              We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

5)              We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract.  The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested.  We do not guarantee any minimum cash surrender value.  On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the annuity start date.  A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center.  After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined.  Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets subaccount) prior to processing the surrender.  This transfer will have no effect on your cash surrender value.

14

You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract.  A surrender made before you reach age 59½ may result in a 10% tax penalty.  See “Federal Tax Considerations” for more details.

The Subaccounts

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies.  Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract.  These subaccounts will invest in investment portfolios we find suitable for your Contract.  We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations.  If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments.  If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.  The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios.  These products have different benefits, fees and charges, and may or may not better match your needs.  You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money.  Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract.  For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase.  We will terminate the Contract if a total withdrawal is made.  If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge.  See “Charges and Fees — Surrender Charges Deducted from the Contract Value — Surrender Charge for Excess Withdrawals.”  You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested.  We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect.  Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued.  You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser.  We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center.  The Contract value may be more or less than the

15

premium payments made.  Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Systematic Withdrawals

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s).  Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro-rata from the subaccount(s).  We reserve the right to charge a fee for systematic withdrawals.  Currently, however, there are no charges for systematic withdrawals.  The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.  You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal.  You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”).  “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law.  IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans.  We will send you a notice before your distributions commence.  You may elect to take IRA withdrawals at that time, or at a later date.  You may not elect IRA withdrawals and participate in systematic withdrawals at the same time.  If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.  Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the month.  Subject to these rules, if you have not indicated the date, your IRA withdrawal will occur on the next business day after your Contract Date for your desired frequency.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make.  For information regarding the calculation and choices you have to make, see the SAI.  The minimum dollar amount you can withdraw is $100.  When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.  At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals.  You are

16

responsible for determining that withdrawals comply with applicable law.  A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax.  See “Federal Tax Considerations” for more details.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

1)              If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

2)              We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½.  The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation.  A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses.  We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

1)              The size and type of group to which sales are to be made.  Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2)              The total amount of premium payments to be received.  Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

3)              Any prior or existing relationship with the Company.  Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.  In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date.  If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year.  The minimum amount you may transfer is $100, or if less, your account value.

Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine.  We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers.  Frequent transfer activity can disrupt management of a fund and raise its expenses through:

17

•                  Increased trading and transaction costs;

•                  Forced and unplanned portfolio turnover;

•                  Lost opportunity costs; and

•                  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance.  Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy.  We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy.  Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•                  Meets or exceeds our current definition of Excessive Trading, as defined below; or

•                  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•                  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).  This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•                  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•                  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•                  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•                  Purchases and sales of fund shares in the amount of $5,000 or less;

•                  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•                  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares

18

were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy.  We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.  If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity.  If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund.  We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

19

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging (DCA) program in any subaccount.  That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select.  Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program.  Each monthly transfer must be at least $100.  You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day).  Such transfers currently are not taken into account in determining any transfer fees.  We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.  If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis.  If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end.  You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program.  Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced.  We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts.  The minimum size of any allocation must be in full percentage points.  Rebalancing does not affect any amounts that you have allocated.  The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.  Automatic rebalancing is not available if you participate in dollar cost averaging.  Automatic rebalancing will not take place during the free look period.  All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

20

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center.  We will begin the program on the last business day of the period in which we receive the notice.  You may cancel the program at any time.  The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.  Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee.  We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase

We will pay a death benefit if the annuitant dies before the annuity start date.  Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract.  The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center.  If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected.  If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime (see “Withdrawals — Systematic Withdrawals” above).  A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner.  If so, such rights or options will not be available to the beneficiary.  If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.  Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature.  The beneficiary may access death benefit proceeds at any time without penalty.  Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.  We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.  For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.  Interest earned on this account may be less than interest paid on other settlement options.

We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.  For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.

Death Proceeds

If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

1)              the contract value;

2)              the total premium payments made under the Contract after subtracting any withdrawals; or

3)              the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

1)              the contract value;

21

2)              the total premium payments made under the Contract after subtracting any withdrawals; or

3)              the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

Note:      In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.  Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

1)              the beneficiary elects to have the death proceeds:

(a)          payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

(b)         payable beginning within one year of the date of death; or

2)              if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

1)              If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

2)              If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

1)              If any owner of the Contract dies before the annuity start date, the following applies:

(a)          If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.

(b)         If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:

(i)             within 5 years of the deceased owner’s death; or

(ii)          over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

22

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract.  If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

2)              If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

3)              If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

4)              For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows:  (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that  (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death.  Upon receipt of such election from the spouse at our Customer Service Center:  (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract.  This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.  If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death.  We will determine the death benefit as of the date we receive proof of death.  We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death.  Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly

23

as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.  All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS

Selecting the Annuity Start Date

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date.  The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant’s 90th birthday.  If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.  See “Federal Tax Considerations” and the SAI.  For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire.  Distributions may be made through annuitization or withdrawals.  Consult your tax adviser.

Selecting a Payment Plan

On the annuity start date, we will begin making payments to the contract owner under a payment plan.  We will make these payments under the payment plan you choose.  The amount of the payments will be determined by applying the maturity proceeds to the payment plan.  If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted.  If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

1)              any applicable taxes not previously deducted; less

2)              the withdrawal charge, if any; less

3)              the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date.  If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center.  The Company will send the owner the proper forms to complete.  The request, when recorded at the Company’s Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording.  If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company’s Customer Service Center, subject to any payments or actions taken by the Company before the recording.

24

Fixed Payment Plans

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below.  Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more.  If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan.  The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly.  The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly.  The Company may pay a higher rate at its discretion.

Annuity Payment Plans

Plan A. Interest
Option 1

The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

Option 2	The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
Plan B. Fixed Period

The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

Plan C. Life Income

The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing.  We may also send you a quarterly report within 31 days after the end of each calendar quarter.  The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value.  We will also notify you when any shareholder reports of the investment portfolios in which Separate Account EQ invests are available.  We will also send any other reports, notices or documents we are required by law to furnish to you.

25

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

1)              the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)              trading on the New York Stock Exchange is restricted;

3)              an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

4)              when the Company’s Customer Service Center is closed; or

5)              during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

In Case of Errors in Your Application

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment.  An assignment likely has federal tax consequences.  You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment.  We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity.  You will be given advance notice of such changes.

Free Look

In most cases, you may cancel your Contract within your 10-day free look period.  We deem the free look period to expire 15 days after we mail the Contract to you.  Some states may require a longer free look period.  To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it.  We will refund the greater of the contract value.  For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value.  Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid.  Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period.  In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets subaccount).  We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period.  Your Contract is void as of the day we receive your Contract and your request.  We determine your contract value at the close of business on the day we receive your written refund request.  If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates.  We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

26

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts.  Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.  Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

•	Bancnorth Investment Group, Inc.	•	ING Funds Distributor, LLC
•	Directed Services LLC	•	ING Investment Advisors, LLC
•	Financial Network Investment Corporation	•	ING Investment Management Services LLC
•	Guaranty Brokerage Services, Inc.	•	Multi-Financial Securities Corporation
•	ING America Equities, Inc.	•	PrimeVest Financial Services, Inc.
•	ING Financial Advisers, LLC	•	ShareBuilder Securities Corporation
•	ING Financial Markets LLC	•	Systematized Benefits Administrators, Inc.
•	ING Financial Partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts.  Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules.  This compensation is generally based on a percentage of premium payments.  Selling firms may receive commissions of up to 7.75% of premium payments.  In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm.  Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices.  Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria.  These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers.  These amounts may include:

•                  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•                  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

27

•                  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our expense;

•                  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products.  We do not hold contests based solely on the sales of this product;

•                  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

•                  Additional cash or noncash compensation and reimbursements permissible under existing law.  This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	ING Financial Partners, Inc.	14.	Wells Fargo Investments, LLC
2.	Citigroup Global Markets, Inc.	15.	Multi-Financial Securities Corporation
3.	LPL Financial Corporation	16.	Banc of America Investment Services Inc.
4.	ING Financial Partners, Inc. - CAREER	17.	ING Financial Advisers, LLC
5.	Morgan Stanley & Co. Incorporated	18.	Securities America, Inc.
6.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	19.	National Planning Corporation
7.	Wachovia Securities, LLC - Bank	20.	Financial Network Investment Corporation
8.	Chase Investment Services Corporation	21.	Royal Alliance Associates, Inc.
9.	UBS Financial Services, Inc.	22.	Raymond James Financial Services, Inc.
10.	A. G. Edwards & Sons, Inc.	23.	MML Investors Services, Inc.
11.	Wachovia Securities, LLC	24.	Park Avenue Securities, LLC.
12.	Woodbury Financial Services Inc.	25.	Securian Financial Services Inc.
13.	PrimeVest Financial Services, Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel.  This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.  Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

28

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions.  However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests.  We count fractional votes.  We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting.  We will ask you for voting instructions by mail at least 10 days before the meeting.  If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount.  We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.  The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa.  We are also subject to the insurance laws and regulations of all jurisdictions where we do business.  The variable Contract offered by this prospectus has been approved where required by those jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.  Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.  While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business.  Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract.  Federal income tax treatment of the contract is complex and sometimes uncertain.  You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

29

We do not intend this information to be tax advice.  For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Contributions

You may not deduct the amount of your contributions to a non-qualified contract.

Taxation of Gains Prior to Distribution

Tax Code Section 72 governs taxation of annuities in general.  We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin.  This assumes that the Contract will qualify as an annuity contract for federal income tax purposes.  For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.  In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification.  Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law.  The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.  If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control.  Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets.  In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.  Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts.  The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract

30

will be distributed in the event of your death.  The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued.  When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract.  If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income.  Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year.  There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract.  When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date.  If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes.  In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General.  When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.  Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax.  A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income.  In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code.  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.  A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges.  Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis.  In such instance, the “investment in the contract” in the old contract will carry over to the new contract.  You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

31

Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free.  Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange.  If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty.  A taxable event may be avoided if requirements identified as a qualifying event are satisfied.  We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.  We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear.  We currently treat any partial annuitizations as withdrawals rather than as annuity payments.  Please consult your tax adviser before electing a partial annuitization.

Death Benefits.  Amounts may be distributed from a Contract because of your death or the death of the annuitant.  Generally, such amounts are includible in the income of the recipient as follows:  (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.  Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.  Certain charges are imposed with respect to the death benefit.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

32

Assignments and Other Transfers.  A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein.  The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.  Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities.  Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently.  While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts.  Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e).  In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld.  Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect.  The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages.  In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments.  Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  In some states, you may elect out of state withholding, even if federal withholding applies.  If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General

The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).  The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.  The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status.  Special favorable tax treatment may be available for certain types of contributions and distributions.  In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.  Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract.  No attempt is made to provide more than general information about the use of the Contracts with qualified plans.  Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and

33

conditions of the plans themselves, regardless of the terms and conditions of the Contract.  The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law.  Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation.  The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.  However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.  Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you.  You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans.  Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees.  These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans.  Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”).  Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities.  Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).  IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.  Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.  If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period.  Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs.  Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.  Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA.  Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period.  A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS.  The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities.  The contracts are no longer available for purchase as Tax Code

34

section 403(b) tax-sheltered annuities.  Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009.  Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code.  You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

Certain tax rules apply to distributions from the Contract.  A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds.  We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans.  Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

You made after-tax contributions to the plan.  In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

a required minimum distribution under Tax Code Section 401(a)(9);

a hardship withdrawal;

otherwise excludable from income; or

Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;

You have become disabled, as defined in the Tax Code;

You have died and the distribution is to your beneficiary;

You have separated from service with the sponsor at or after age 55;

The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

The distribution is made due to an IRS levy upon your plan;

The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006

35

(401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities.  All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

You made after-tax contributions to the IRA.  In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;

You have become disabled, as defined in the Tax Code;

You have died and the distribution is to your beneficiary;

The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

The distribution is made due to an IRS levy upon your plan;

The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.  A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans.  Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered.  In accordance with Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations,  you in a form acceptable to us and necessary for us to administer your contract in accordance with Code

36

Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

A required minimum distribution under Tax Code section 401(a)(9);

A hardship withdrawal;

Otherwise excludable from income; or

Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred.  In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary.  In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma.  The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans.  In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period.  A recipient of a qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences.  Other relief may also apply.  You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.  These rules may dictate the following:

Start date for distributions;

The time period in which all amounts in your account(s) must be distributed; and

Distribution amounts.

Start Date and Time Period.  Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½.  We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

37

Over your life or the joint lives of you and your designated beneficiary; or

Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts.  The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9).  The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax.  If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime.  Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs Only).  Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions.  Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death.  Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death.  For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011.  However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or

Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries.  If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or

December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary.  If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b).  Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding.  However, mandatory withholding will not be required if you elect

38

a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs.  Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs.  The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans.  Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;

An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.  It is possible that the IRS could characterize such a death benefit as an incidental death benefit.  In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions.  Finally, certain charges are imposed with respect to some of the available death benefits.  It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means.  It is also possible that any change could be retroactive (that is, effective before the date of the change).  You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code.  The Separate Account is not a separate entity from us.  Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts.  Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts.  In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes.  However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account.  In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes.  We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

39

STATEMENT OF ADDITIONAL INFORMATION

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to our Customer Service Center. The address is shown on the cover.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

Name

Social Security Number

Street Address

City, State, Zip

Equi-Select - EQUI	05/01/2009

40

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods. This information is current through December 31, 2008, including portfolio names.

Separate Account Annual Charges of 1.40%

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.22
Value at end of period	$7.99
Number of accumulation units outstanding at end of period	49,855
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$12.85	$13.37	$11.36	$10.15
Value at end of period	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	28,160	42,012	57,401	78,538
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.21	$13.15	$11.97	$10.28
Value at end of period	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	136,719	191,203	155,999	108,299
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.99	$13.01	$11.00	$10.37
Value at end of period	$7.33	$12.99	$13.01	$11.00
Number of accumulation units outstanding at end of period	18,001	33,790	28,937	4,574
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.65	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01
Value at end of period	$11.97	$22.65	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06
Number of accumulation units outstanding at end of period	977,439	1,240,402	1,654,764	2,214,760	2,915,813	3,525,386	3,960,030	4,782,460	5,518,726	6,297,935
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.18
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	5,415
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$9.01
Number of accumulation units outstanding at end of period	29,924

EquiSelect

A1

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.80	$12.43	$10.99	$10.11
Value at end of period	$7.80	$12.80	$12.43	$10.99
Number of accumulation units outstanding at end of period	173,871	211,798	190,740	40,605
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.32	$12.99	$12.02	$10.09
Value at end of period	$7.86	$14.32	$12.99	$12.02
Number of accumulation units outstanding at end of period	286,658	372,190	315,687	180,174
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.94	$14.39	$12.33	$10.03
Value at end of period	$9.61	$16.94	$14.39	$12.33
Number of accumulation units outstanding at end of period	268,957	355,571	298,734	167,564
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.51	$11.01	$9.98
Value at end of period	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	43,835	47,847	41,706	37,956
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.66
Number of accumulation units outstanding at end of period	5,935
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$12.29	$11.63	$10.12
Value at end of period	$7.77	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	30,505	39,565	57,435	80,332
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.19	$12.83	$11.18	$10.07
Value at end of period	$8.41	$13.19	$12.83	$11.18
Number of accumulation units outstanding at end of period	6,133	12,976	16,543	3,096
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.21	$10.05	$10.23
Value at end of period	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	55,584	43,011	26,610
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$11.43	$11.13	$9.91	$10.06
Value at end of period	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	22,130	31,415	21,490	659
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.53	$12.64	$11.26	$10.26
Value at end of period	$9.52	$13.53	$12.64	$11.26
Number of accumulation units outstanding at end of period	28,250	12,257	17,865	11,318

EquiSelect

A2

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.94	$11.76	$11.29	$10.90
Value at end of period	$9.24	$12.94	$11.76	$11.29
Number of accumulation units outstanding at end of period	0	136	136	2,428
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.97	$13.26	$12.02	$10.22
Value at end of period	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	980,086	1,224,963	392,187	464,047
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.06	$10.93	$9.94
Value at end of period	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	84,472	83,951	21,344
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.89	$12.53
Value at end of period	$7.29	$11.89
Number of accumulation units outstanding at end of period	17,050	28,551
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.61	$10.09
Value at end of period	$6.09	$9.61
Number of accumulation units outstanding at end of period	42,732	54,223
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.45	$13.62	$11.17
Value at end of period	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	25,746	45,655	6,151
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28
Value at end of period	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37
Number of accumulation units outstanding at end of period	96,226	102,290	104,519	125,295	73,594	70,368	82,414	20,494	15,095	54,852
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.01	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29
Value at end of period	$7.53	$16.01	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57
Number of accumulation units outstanding at end of period	656,407	846,525	1,100,553	1,497,223	2,123,982	2,319,001	2,652,840	3,140,799	3,578,605	3,737,771
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.66	$14.82	$12.21	$10.53
Value at end of period	$8.88	$17.66	$14.82	$12.21
Number of accumulation units outstanding at end of period	185,267	250,191	34,345	16,458
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28
Value at end of period	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61
Number of accumulation units outstanding at end of period	218,534	269,678	272,799	296,509	300,759	312,448	306,642	331,242	375,616	414,703
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.17
Value at end of period	$6.98
Number of accumulation units outstanding at end of period	2,065

EquiSelect		A3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.69	$13.09	$11.38	$10.09
Value at end of period	$8.76	$12.69	$13.09	$11.38
Number of accumulation units outstanding at end of period	26,913	38,982	41,622	8,273
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.27	$12.59	$10.64	$10.40
Value at end of period	$7.32	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	5,608	8,083	15,367	2,591
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.35	$15.11	$11.86	$10.01
Value at end of period	$9.64	$17.35	$15.11	$11.86
Number of accumulation units outstanding at end of period	143,969	176,800	150,646	75,289
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.51	$12.93	$11.92	$10.40
Value at end of period	$7.48	$12.51	$12.93	$11.92
Number of accumulation units outstanding at end of period	1,628	3,679	5,226	1,377
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.20	$12.08	$11.50	$10.28
Value at end of period	$4.92	$11.20	$12.08	$11.50
Number of accumulation units outstanding at end of period	45,567	55,746	63,309	41,817
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.83
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	6,172
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.57	$13.33	$11.45	$10.58
Value at end of period	$7.79	$13.57	$13.33	$11.45
Number of accumulation units outstanding at end of period	260,094	312,839	224,566	46,558
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.77	$11.21	$10.15
Value at end of period	$8.17	$13.08	$12.77	$11.21
Number of accumulation units outstanding at end of period	547,225	632,520	491,700	91,554
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.62	$12.22	$10.93	$10.23
Value at end of period	$8.51	$12.62	$12.22	$10.93
Number of accumulation units outstanding at end of period	416,187	500,800	390,526	111,247
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.21	$11.80	$10.74	$10.05
Value at end of period	$8.91	$12.21	$11.80	$10.74
Number of accumulation units outstanding at end of period	277,204	328,448	266,912	88,354

EquiSelect

A4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77
Value at end of period	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72
Number of accumulation units outstanding at end of period	278,982	371,937	477,307	720,716	1,026,012	1,408,962	1,872,146	1,655,739	1,582,942	2,225,986
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33
Value at end of period	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79
Number of accumulation units outstanding at end of period	986,400	648,399	685,672	877,404	995,189	1,471,076	2,484,858	2,632,853	2,196,941	3,594,722
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$8.77	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	59,806	85,199	122,549	161,832	293,846	325,880	325,164	356,036	261,822
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29
Value at end of period	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62
Number of accumulation units outstanding at end of period	1,423,034	1,717,327	2,227,307	2,934,411	3,759,407	4,384,496	4,849,912	5,960,686	6,778,262	6,813,472
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.05	$15.18	$12.42	$10.02
Value at end of period	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	19,834	26,557	15,279	4,534
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72
Value at end of period	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06
Number of accumulation units outstanding at end of period	2,356,823	3,037,057	3,893,358	5,275,066	6,547,364	7,715,877	8,639,777	9,848,165	10,447,290	11,904,647
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.46	$14.70	$11.40	$10.07
Value at end of period	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	116,817	125,033	72,095	20,077
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.55	$13.88	$11.97	$10.08
Value at end of period	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	33,016	38,612	28,769	11,856
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89
Value at end of period	$15.20	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04
Number of accumulation units outstanding at end of period	2,352,786	2,869,079	3,682,236	4,948,856	6,387,483	7,848,496	9,139,249	11,117,780	12,794,990	13,175,088
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09
Value at end of period	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79
Number of accumulation units outstanding at end of period	427,188	413,387	482,757	587,191	648,873	772,032	872,902	594,128	594,326	767,498
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	203,512	292,586	354,035	438,228	561,347

EquiSelect

A5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.10	$12.64	$10.98	$10.16
Value at end of period	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	2,616	3,655	5,135	3,314
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.56	$12.07	$10.90	$10.00
Value at end of period	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	204,911	45,177	29,697	28,805
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.30
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	648
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.16
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	1,829
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	5,168
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53
Value at end of period	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65
Number of accumulation units outstanding at end of period	488,672	615,667	721,525	927,696	1,088,181	1,130,633	1,227,501	1,063,959	859,960	763,936
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94
Value at end of period	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47
Number of accumulation units outstanding at end of period	151,854	193,297	239,027	306,192	345,538	292,013	253,526	239,292	119,922	128,090
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.17	$10.10
Value at end of period	$5.78	$10.17
Number of accumulation units outstanding at end of period	685	1,180
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.71	$11.18	$10.32
Value at end of period	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	36,368	25,118	3,678
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Value at end of period	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19
Number of accumulation units outstanding at end of period	82,214	110,712	148,777	182,204	228,715	193,148	142,642	111,682	62,511

EquiSelect

A6

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.55	$12.61	$11.19	$10.42
Value at end of period	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	6,983	10,519	12,349	4,120
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
Value at beginning of period	$15.51	$12.97	$12.64	$10.45
Value at end of period	$7.75	$15.51	$12.97	$12.64
Number of accumulation units outstanding at end of period	4,252	811	2,334	12,069
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.66	$12.10	$10.59	$10.09
Value at end of period	$7.30	$11.66	$12.10	$10.59
Number of accumulation units outstanding at end of period	32,387	61,035	60,479	19,969
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$12.04	$10.86	$10.25
Value at end of period	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	27,150	35,483	19,270	7,968
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.78	$12.74	$10.65	$10.20
Value at end of period	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	36,118	45,845	41,533	19,277
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 1997)
Value at beginning of period	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61
Value at end of period	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83
Number of accumulation units outstanding at end of period	707,642	901,923	1,169,013	1,497,192	1,769,408	1,987,591	2,188,290	2,517,254	2,837,674	2,969,224
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74
Value at end of period	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62
Number of accumulation units outstanding at end of period	65,867	103,428	173,356	195,024	241,125	215,861	207,524	130,768	93,265	35,910
ING VP GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.96	$9.83
Value at end of period	$6.12	$9.96
Number of accumulation units outstanding at end of period	1,863,072	2,310,650
ING VP GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.10	$9.95
Number of accumulation units outstanding at end of period	320,557	366
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.57	$12.72	$10.85
Value at end of period	$7.52	$13.57	$12.72
Number of accumulation units outstanding at end of period	5,535	9,690	16,739

EquiSelect

A7

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.73	$12.33	$10.94	$10.50
Value at end of period	$7.86	$12.73	$12.33	$10.94
Number of accumulation units outstanding at end of period	23,544	22,795	26,751	4,157
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.86	$12.39	$11.52	$10.08
Value at end of period	$7.90	$12.86	$12.39	$11.52
Number of accumulation units outstanding at end of period	38,960	54,210	48,186	24,087
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$12.75	$11.39	$10.04
Value at end of period	$7.69	$11.75	$12.75	$11.39
Number of accumulation units outstanding at end of period	60,919	87,070	93,367	26,409
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.77	$10.34	$10.10	$10.02
Value at end of period	$9.70	$10.77	$10.34	$10.10
Number of accumulation units outstanding at end of period	123,361	113,906	91,467	43,292
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.22
Value at end of period	$6.58
Number of accumulation units outstanding at end of period	2,996,751
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.37	$13.27	$11.98	$10.71
Value at end of period	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	1,105	4,537	5,955	7,955
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.83
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	4,187
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.88	$11.46	$9.72	$9.88
Value at end of period	$7.21	$10.88	$11.46	$9.72
Number of accumulation units outstanding at end of period	5,521	8,748	8,376	99
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$6.02
Number of accumulation units outstanding at end of period	10,576
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.73	$9.98
Value at end of period	$6.17	$9.73
Number of accumulation units outstanding at end of period	2,109,919	2,600,502

EquiSelect

A8

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract.  They are listed in this appendix.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives.  You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing.  Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.  Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser.  The investment results of a fund may be higher or lower than those of other funds managed by the same adviser.  There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” and “LifeStyle Funds.”  Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

The following table highlights name changes.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING Julius Baer Foreign Portfolio	ING Artio Foreign Portfolio
ING BlackRock Global Science and Technology Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ING Global Real Estate Portfolio	ING Clarion Global Real Estate Portfolio
ING Van Kampen Real Estate Portfolio	ING Clarion Real Estate Portfolio
ING VP Growth and Income Portfolio	ING Growth and Income Portfolio
ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio
ING VP MidCap Opportunities Portfolio	ING MidCap Opportunities Portfolio
ING Oppenheimer Active Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING PIMCO Core Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Russell™ Global Large Cap Index 85% Portfolio	ING Russell™ Global Large Cap Index 75% Portfolio
ING VP Small Company Portfolio	ING Small Company Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	ING U.S. Bond Index Portfolio

B1

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Asset Allocation Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

ING American Funds Bond Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to maximize your level of current income and preserve your capital.

ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to make your investment grow.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to make your investment grow and provide you with income over time.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to make your investment grow over time.

ING American Funds World Allocation Portfolio (Class S) Investment Adviser: Directed Services LLC	Seeks long-term growth of capital.

ING Artio Foreign Portfolio (Class S) (formerly, ING Julius Baer Foreign Portfolio) Investment Adviser: Directed Services LLC Investment Subadviser: Artio Global Management LLC	Seeks long-term growth of capital.

ING BlackRock Inflation Protected Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: BlackRock Financial Management, Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

B2

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING BlackRock Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: BlackRock Investment Management, LLC	Seeks long-term growth of capital.

ING Clarion Global Real Estate Portfolio (Class S) (formerly, ING Global Real Estate Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Clarion Real Estate Securities L.P.	A non-diversified Portfolio that seeks to provide investors with high total return consisting of capital appreciation and current income.

ING Clarion Real Estate Portfolio (Class S) (formerly, ING Van Kampen Real Estate Portfolio) Investment Adviser: Directed Services LLC Investment Subadviser: ING Clarion Real Estate Securities L.P.	A non-diversified Portfolio that seeks total return.

ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified Portfolio that seeks long-term capital growth.

ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.

ING FMRSM Diversified Mid Cap Portfolio* (Class S)

Investment Adviser:  Directed Services LLC

Investment Subadviser:  Fidelity Management & Research Co.

*  FMRSM is a service mark of Fidelity Management & Research Company

Seeks long-term growth of capital.

ING Focus 5 Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: ING Investment Management Co.	Seeks total return through capital appreciation and dividend income.

B3

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.

ING Franklin Mutual Shares Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation and secondarily, income.

ING Franklin Templeton Founding Strategy Portfolio (Class S) Investment Adviser: Directed Services LLC	Seeks capital appreciation and secondarily, income.

ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: ING Investment Management Co.	A non-diversified Portfolio that seeks long-term capital appreciation.

ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

ING JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

ING LifeStyle Aggressive Growth Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.

ING LifeStyle Conservative Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.

B4

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING LifeStyle Growth Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.

ING LifeStyle Moderate Growth Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.

ING LifeStyle Moderate Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.

ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: ING Investment Management Co.	Seeks high level of current income consistent with the preservation of capital and liquidity.

ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.

ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.  Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Massachusetts Financial Services Company	Seeks total return.

ING Multi-Manager International Small Cap Equity Portfolio (Class S)

Investment Adviser:  Directed Services LLC

Investment Subadviser:  Schroder Investment Management North America, Inc. and American Century Investment Management, Inc.

Seeks long-term capital appreciation.

B5

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Active Allocation Portfolio (Class S)

(formerly, ING Oppenheimer Active Asset Allocation Portfolio)

Investment Adviser:  Directed Services LLC

Investment Subadviser:  OppenheimerFunds, Inc.

Seeks long-term growth of capital with a secondary objective of current income.

ING PIMCO Total Return Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.

ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.

ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.

ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.

ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	A non-diversified Portfolio that seeks long-term capital appreciation.

B6

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Van Kampen Global Tactical Asset Allocation Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks capital appreciation over time.

ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.

ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Wells Capital Management, Inc.	Seeks long-term capital appreciation.

ING Partners, Inc. 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Baron Small Cap Growth Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.

ING Davis New York Venture Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Davis Selected Advisers, L.P.	Seeks long-term growth of capital.

ING JPMorgan Mid Cap Value Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

ING Templeton Foreign Equity Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

ING T. Rowe Price Growth Equity Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital growth, and secondarily, increasing dividend income.

B7

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Van Kampen Comstock Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks capital growth and income.

ING Van Kampen Equity and Income Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.

ING Variable Funds

ING Growth and Income Portfolio (Class S) (formerly, ING VP Growth and Income Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Science and Technology Opportunities Portfolio (Class S) (formerly, ING BlackRock Global Science and Technology Portfolio)

Investment Adviser:  ING Investments, LLC

Investment Subadviser:  BlackRock Advisors, LLC

Seeks long-term capital appreciation.

ING Global Equity Option Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term growth of capital.

ING Hang Seng Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index.

ING International Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted International Index.

B8

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Russell™ Global Large Cap Index 75% Portfolio (Class S) (formerly, ING Russell™ Global Large Cap Index 85% Portfolio)

Investment Adviser:  ING Investments, LLC

Investment Subadviser:  ING Investment Management Co.

Seeks to maximize total return, consisting of capital appreciation and current income, over the long term by allocating its assets among stock, bonds, short-term instruments and other investments.

ING Russell™ Large Cap Growth Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index.

ING RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index.

ING Russell™ Large Cap Value Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Value Index.

ING Russell™ Mid Cap Growth Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index.

ING RussellTM Mid Cap Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index.

ING RussellTM Small Cap Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index.

B9

Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Small Company Portfolio (Class S) (formerly, ING VP Small Company Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

ING U.S. Bond Index Portfolio (Class S)

(formerly, ING Lehman Brothers U.S. Aggregate Bond Index Portfolio)

Investment Adviser:  ING Investments, LLC

Investment Subadviser:  Lehman Brothers Asset Management LLC

Seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index®.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio* (Class S)

Investment Adviser:  ING Investments, LLC

Investment Subadviser:  ING Investment Management Co.

*  WisdomTreeSM is a servicemark of WisdomTree Investments

Seeks investment returns that closely correspond to the price and yield performance, (before fees and expenses) of the WisdomTreeSM Global High-Yielding Equity Index (“Index”).

ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING MidCap Opportunities Portfolio (Class S) (formerly, ING VP MidCap Opportunities Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.

ING VP Funds

ING Intermediate Bond Portfolio (Class S) (formerly, ING VP Intermediate Bond Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk.

BlackRock Variable Series Funds, Inc. 800 Scudders Mill Road, Plainsboro, NJ 08536

BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited

The fund seeks to provide high total return through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market instruments, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

B10

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company.  The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

B11

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000.  It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge.  The total withdrawal would be $27,000 ($90,000 x .30).  Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

C1

ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

Equi-Select - EQUI	05/01/2009

C2

PART B

Statement of Additional Information

ING EQUI-SELECT

Deferred Combination Variable and Fixed Annuity Contract

Issued by

SEPARATE ACCOUNT EQ

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus.  The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein.  The Prospectus sets forth information that a prospective investor ought to know before investing.  For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2009

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account EQ.

Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973.  ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands.  ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia.  ING USA’s consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2008, ING USA had approximately $787.1 million in stockholder’s equity and approximately $69,733.3 billion in total assets, including approximately $34,090.8 billion of separate account assets.  ING USA is authorized to do business in all jurisdictions except New York.  ING USA offers variable insurance products.  ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account EQ of ING USA Annuity and Life Insurance Company

Separate Account EQ is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts.  Each subaccount invests in the shares of only one of the funds offered under the contracts.  We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract.  The availability of the funds is subject to applicable regulatory authorization.  Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

ING USA acts as its own custodian for Separate Account EQ.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, Georgia 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING USA and Separate Account EQ.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous.  Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA.  The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC.  For the years ended 2008, 2007 and 2006 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated $622,486,274, $568,432,009 and $429,206,095, respectively.  All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities.  ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services LLC.  In the opinion of management, this method of cost allocation is reasonable.  This fee, calculated as a percentage of average assets in the variable separate accounts, was $139,224,091, $109,907,841 and $70,763,649, for the years ended 2008, 2007, and 2006, respectively.

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners.  Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings.  These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.  Best’s ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information.  Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience.  The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples).  Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge.  The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV’s or contract values.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1.

1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase (3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance.  Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period.  Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account EQ has been investing in the portfolio.  We may show other total returns for periods of less than one year.  We will base total return figures on the actual historic performance of the subaccounts of Separate Account EQ, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges.  We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period.  Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges.  In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract.  Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account EQ.  This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks).  We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested.  The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings.  We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.  You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract.  Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions.  Please keep in mind that past performance is not a guarantee of future results.

3

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information.  Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

December 31, 2008 Statutory Capital and Surplus of ING USA Annuity and Life Insurance Company

The Company’s primary regulator, the State of Iowa Insurance Division (the “Division”), recognizes as capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division. Statutory capital and surplus of the Company was $1,872.7 million and $2,552.6 million as of December 31, 2008 and 2007 respectively. As permitted by statutory accounting practices, statutory surplus as of December 31, 2008 includes the impact of a $835.0 million capital contribution received by the Company from its immediate parent company, Lion Connecticut Holdings Inc. on February 24, 2009.  In addition, as approved by the Division, statutory surplus as of December 31, 2008 reflects the acceptance as of December 31, 2008 of a $883.0 million receivable from ING America Insurance Holdings, Inc. (“ING AIH”) payable to Security Life of Denver International Limited (“SLDI”) into the reinsurance trust established by SLDI for the benefit of the Company. SLDI is the reinsurer of certain reserves associated with variable annuity contracts underwritten by the Company. The reinsurance trust receivable was funded by a portion of a cash capital contribution of $1,216.0 million made by ING AIH to SLDI on April 22, 2009. ING AIH is the indirect parent company of the Company and the immediate parent company of SLDI, and SLDI is an affiliate of the Company.

4

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Financial Statements of ING USA Annuity and Life Insurance Company

Statements of Operations for the years ended December 31, 2008, 2007 and 2006

Balance Sheets as of December 31, 2008 and 2007

Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006

Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006

Notes to Financial Statements

Financial Statements of Separate Account EQ

The audited financial statements of Separate Account EQ are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Financial Statements of ING USA Annuity and Life Insurance Company Separate Account EQ

Statements of Assets and Liabilities as of December 31, 2008

Statements of Operations for the year ended December 31, 2008

Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007

Notes to Financial Statements

5

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3
Balance Sheets as of December 31, 2008 and 2007	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2008, 2007, and 2006	C-6
Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7
Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2008 and 2007, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Atlanta, Georgia March 26, 2009

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations (In millions)

Revenue:
Net investment income
Fee income
Premiums
Net realized capital losses
Other income
Total revenue
Benefits and expenses:
Interest credited and other benefits to contractowners
Operating expenses
Net amortization of deferred policy acquisition
costs and value of business acquired
Interest expense
Other expense
Total benefits and expenses
(Loss) income before income taxes
Income tax (benefit) expense
Net (loss) income

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets (In millions, except share data)

As of December 31,

Assets

Investments:

Fixed maturities, available-for-sale, at fair value

     (amortized cost of $20,393.5 at 2008 and $21,945.0 at 2007) Equity securities, available-for-sale, at fair value (cost of $257.6 at 2008 and $216.6 at 2007) Short-term investments Mortgage loans on real estate Policy loans Limited partnerships/corporations Other investments Securities pledged (amortized cost of $976.7 at 2008 and $953.3 at 2007)

Total investments
Cash and cash equivalents
Short-term investments under securities loan agreement
Accrued investment income
Receivable for securities sold
Premium receivable
Deposits and reinsurance recoverable from affiliate
Deferred policy acquisition costs
Value of business acquired
Sales inducements to contractowners
Due from affiliates
Current income tax recoverable
Other assets
Assets held in separate accounts
Total assets

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets (In millions, except share data)

As of December 31,

Liabilities and Shareholder's Equity

Future policy benefits and claims reserves Payables for securities purchased

Payables under securities loan agreement, including collateral held Borrowed money Notes to affiliates Due to affiliates Current income taxes Deferred income taxes Other liabilities Liabilities related to separate accounts Total liabilities

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)
Additional paid-in capital
Accumulated other comprehensive loss
Retained earnings (deficit)
Total shareholder's equity
Total liabilities and shareholder's equity

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Changes in Shareholder’s Equity

(In millions)

Accumulated
	Additional	Other	Retained	Total
Common	Paid-In	Comprehensive	Earnings	Shareholder's
Stock	Capital	Income (Loss)	(Deficit)	Equity

Other comprehensive loss, net of tax:

Change in net unrealized capital
gains (losses) on securities
($(10.7) pretax)	-	-	(7.3)	-	(7.3)
Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1
Total comprehensive income					206.4
Cumulative effect of change of
accounting principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)
Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1
Other	-	1.2	-	-	1.2
Balance at December 31, 2006	2.5	3,978.4	(12.1)	(979.7)	2,989.1
Cumulative effect of change of
accounting principles	-	-	-	(4.8)	(4.8)
Balance at January 1, 2007	2.5	3,978.4	(12.1)	(984.5)	2,984.3
Comprehensive income (loss):
Net income	-	-	-	129.0	129.0
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)
Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)
Total comprehensive loss					(19.6)
Capital contribution	-	150.0	-	-	150.0
Employee share-based payments	-	4.3	-	-	4.3
Balance at December 31, 2007	2.5	4,132.7	(160.7)	(855.5)	3,119.0
Comprehensive loss:
Net loss	-	-	-	(1,381.2)	(1,381.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($(1,831.4) pretax), including
valuation allowance of $17.1	-	-	(1,173.3)	-	(1,173.3)
Pension liability ($0.5 pretax)	-	-	0.3	-	0.3
Total comprehensive loss					(2,554.2)
Capital contribution from Parent	-	1,100.0	-	-	1,100.0
Capital distribution to Parent	-	(900.0)	-	-	(900.0)
Employee share-based payments	-	2.7	-	-	2.7
Balance at December 31, 2008	$ 2.5	$ 4,335.4	$ (1,333.7)	$ (2,236.7)	$ 767.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows (In millions)

		Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$ (1,381.2)	$ 129.0	$ 212.2
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(888.6)	(864.5)	(831.9)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	910.2	528.3	367.1
Net accretion/decretion of discount/premium	74.7	52.2	57.7
Future policy benefits, claims reserves, and
interest credited	2,156.8	1,368.5	1,179.9
Provision for deferred income taxes	509.6	(69.0)	131.4
Net realized capital losses	1,481.7	391.2	90.4
Change in:
Accrued investment income	2.4	(33.2)	(8.7)
Reinsurance recoverable (excluding GICs)	(827.0)	(132.4)	(52.1)
Other receivables and asset accruals	(389.9)	2.5	(13.9)
Other reinsurance asset	(353.8)	-	-
Due to/from affiliates	64.5	56.0	(8.0)
Income tax recoverable	(361.8)	-	-
Other payables and accruals	17.9	42.9	(3.1)
Employee share-based payments	2.7	4.3	4.1
Other, net	163.8	2.2	1.1
Net cash provided by operating activities	1,182.0	1,478.0	1,126.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	7,478.8	10,631.8	10,496.1
Equity securities, available-for-sale	162.8	16.5	15.8
Mortgage loans on real estate	474.5	776.1	523.7
Acquisition of:
Fixed maturities, available-for-sale	(7,002.2)	(15,767.5)	(11,446.3)
Equity securities, available-for-sale	(272.0)	(193.5)	(25.4)
Mortgage loans on real estate	(700.3)	(790.6)	(444.4)
Derivatives, net	(58.1)	22.9	(198.1)
Limited partnerships, net	30.1	(305.4)	(69.9)
Short-term investments, net	77.2	(53.8)	(79.7)
Collateral (paid) received	6.2	11.5	-
Other, net	13.7	1.9	4.7
Net cash provided by (used in) investing activities	210.7	(5,650.1)	(1,223.5)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows (In millions)

		Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 8,473.0	$ 10,458.9	$ 5,788.4
Maturities and withdrawals from investment contracts	(9,520.7)	(7,062.2)	(4,497.2)
Reinsurance recoverable on investment contracts	93.8	275.3	(638.8)
Notes to affiliates	-	-	45.0
Short-term repayments	(232.4)	(54.1)	(36.7)
Capital distribution to Parent	(900.0)	-	(170.0)
Capital contribution from Parent	1,100.0	150.0	-
Net cash (used in) provided by financing activities	(986.3)	3,767.9	490.7
Net increase (decrease) in cash and cash equivalents	406.4	(404.2)	393.4
Cash and cash equivalents, beginning of year	204.4	608.6	215.2
Cash and cash equivalents, end of year	$ 610.8	$ 204.4	$ 608.6

Supplemental cash flow information: Income taxes (received) paid, net Interest paid

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in runoff, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $69.6, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of investment contract guarantees. The impact of implementation was included in Interest credited and other benefits to contractowners on the Statements of Operations.

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;
§	Rights and obligations under certain insurance contracts that are not financial instruments;
§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
§	Certain commitments.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these financial statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $1.7 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

§	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
§	Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and
§	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§	How and why derivative instruments are used;
§	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
§	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosure, the Company has determined that the adoption of FAS 161 will have no impact on income, financial position or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;
§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
§	Contractual contingencies acquired to be recorded at acquisition-date fair values;
§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
§	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009. Also, the Company will consider transition costs related to any acquisitions that may occur prior to January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

§	Equity method investments be initially measured at cost;
§	Contingent consideration only be included in the initial measurement;
§	An investor recognize its share of any impairment charge recorded by the equity investee; and
§	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. For 2007, the Company reclassified $250.0 from operating cash flows to financing cash flows in order to properly reflect all cash flows associated with the Company’s guaranteed investment contracts and associated facultative reinsurance.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, VOBA, and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which is based on quoted market prices.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company utilizes values established by third party brokers.

The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) without life contingencies in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company also records for its fixed indexed annuities (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include estimated future hedging and guaranteed benefit costs, surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to 10.0% for 2008 and 2007, and 7.8% for 2006.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2008, 2007, and 2006, immediate annuity reserve interest discount rates varied up to 8.0%.

Reserves for FIAs are computed in accordance with FAS 97, FAS 133, and FAS 157. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts for Separate Accounts” (“SOP 03-1”), the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain variable annuity guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using rates consistent with the DAC model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS 133 and FAS 157. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital (losses) gains of $(249.2) and $21.1, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 2.0% of the Company’s ordinary life insurance in force and 21.9% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $13.7, $14.8, and $15.4, were incurred during the years ended December 31, 2008, 2007, and 2006, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits) result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

Fixed maturities:

U.S.	Treasuries
U.S.	government agencies and authorities

State, municipalities, and political subdivisions

U.S.	corporate securities: Public utilities Other corporate securities

Total U.S. corporate securities

Foreign securities(1):
Government
Other
Total foreign securities

Residential mortgage-backed securities
Commercial mortgage-backed securities
Other asset-backed securities

Total fixed maturities, including
securities pledged
Less: securities pledged
Total fixed maturities
Equity securities
Total investments, available-for-sale

(1) Primarily U.S. dollar denominated.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

Fixed maturities:

U.S.	Treasuries
U.S.	government agencies and authorities

State, municipalities, and political subdivisions

U.S.	corporate securities: Public utilities Other corporate securities

Total U.S. corporate securities

Foreign securities(1):
Government
Other
Total foreign securities

Residential mortgage-backed securities
Commercial mortgage-backed securities
Other asset-backed securities

Total fixed maturities, including
securities pledged
Less: securities pledged
Total fixed maturities
Equity securities
Total investments, available-for-sale

(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized loss was $3,237.7 and $127.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

Amortized	Fair
Cost	Value

Due to mature:
One year or less
After one year through five years
After five years through ten years
After ten years
Mortgage-backed securities
Other asset-backed securities
Less: securities pledged
Fixed maturities, excluding securities pledged

The Company had investments with five issuers, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2008. At December 31, 2007, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity.

At December 31, 2008 and 2007, fixed maturities with fair values of $22.3 billion and $11.2, respectively, were on deposit as required by regulatory authorities. The increase was due to unrestricted deposits of securities made to the State of Iowa.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 12.1% and 7.5%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2008 and 2007, the Company had $2,995.2 and $2,898.7, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. At December 31, 2008 and 2007, assets with a market value of approximately $3,341.1 and $3,270.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In conjunction with the January 2009 agreement with the Dutch State regarding the transfer of 80% of the Company's Alt-A residential mortgage backed securities (“Alt-A RMBS”), which included $375.1 in Alt-A RMBS pledged to the FHLB, the Company substituted the Alt-A RMBS assets pledged with other fixed maturities. By February 17, 2009, the Company recalled these Alt-A securities in order to implement the transaction with the Dutch State and reduced the funding agreements pro rata.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Backup Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $27.9 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $56.9 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to reduce the unrealized loss balance in Accumulated other comprehensive loss included in Shareholder’s equity by approximately $400.0 and recognize a gain in the estimated range of $110.0 to $130.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $562.8 and $745.5, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $482.2 and $711.9 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any securities in reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loaned securities was $125.4 and $123.1, respectively.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or changes in credit spreads on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2008 and 2007.

Less than	More than
Six Months	Six Months and	More than	Total
Below	less than Twelve	Twelve Months	Unrealized
Amortized	Months Below	Below	Capital

2008 Interest rate or spread widening Mortgage and other asset-backed securities Total unrealized capital losses Fair value

2007 Interest rate or spread widening Mortgage and other asset-backed securities Total unrealized capital losses Fair value

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 75.7% of the average book value. In addition, this category includes 1,499 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The fair value of the Company’s fixed maturities declined $483.4, before tax and DAC, from December 31, 2008 through February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $258.3 related to the Company’s investments in commercial mortgage-backed securities.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

U.S.	Treasuries
U.S.	Corporate

Foreign Residential mortgage-backed Commercial mortgage-backed Other asset-backed Equity Limited partnerships Total

*Less than $0.1.

The above schedule includes $369.7, $31.0, and $11.5, in other-than-temporary write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The remaining $658.4, $122.3, and $22.3, in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes these write-downs by type for the years ended December 31, 2008, 2007, and 2006.

U.S.	Treasuries
U.S.	Corporate

Foreign Residential mortgage-backed Other asset-backed Total

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006, was $2,268.4, $2,353.8, and $437.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$ 1,361.0	$ 1,176.1	$ 1,009.7
Equity securities, available-for-sale	(0.2)	3.3	1.9
Mortgage loans on real estate	223.6	233.1	225.3
Policy loans	8.8	9.0	9.1
Short-term investments and cash equivalents	4.5	6.7	5.5
Other	(53.3)	35.1	13.9
Gross investment income	1,544.4	1,463.3	1,265.4
Less: investment expenses	106.4	116.9	109.0
Net investment income	$ 1,438.0	$ 1,346.4	$ 1,156.4

At December 31, 2008 and 2007, the Company had $21.2 and $60.3, respectively, of non-income producing investments in fixed maturities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

Net realized capital losses increased for the year ended December 31, 2008, primarily due to higher losses on fixed maturities as a result of other-than-temporary impairments driven by the widening of credit spreads. In addition, derivative realized losses increased for the year ended December 31, 2008, driven by interest rate swaps due to lower LIBOR rates and by losses on call options due to the drop in equity markets. These losses were partially offset by gains on futures, which were also a result of poor equity market performance.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses were as follows for the years ended December 31, 2008, 2007, and 2006.

3. Financial Instruments Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either
	directly	or indirectly for substantially the full term of the asset or liability.
	Level	2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and
	significant	to the overall fair value measurement. These valuations, whether derived
	internally	or obtained from a third party, use critical assumptions that are not widely
	available	to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

Assets:
Fixed maturities, available-for-sale,
including securities pledged
Equity securities, available-for-sale
Other investments (primarily derivatives)
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement
Assets held in separate accounts
Total

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

(1)	Level 3 net assets and liabilities accounted for 3.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 10.0%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $10,482.3.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are classified as Level 1.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. The Company obtains a key input into the valuation model for puts, calls, and futures from one

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

third party broker. Because the input is not received from multiple brokers, these fair values are not deemed to be calculated based on market observable inputs, and, therefore, these instruments are classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Investment contract guarantees: The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for GMABs and GMWBs without life contingencies in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company also records for its FIA contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2008, the credit ratings of ING and the Company increased by approximately 185 basis points during the year, which resulted in substantial changes in the valuation of the reserves for all investment contract guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments for purposes of FAS 107 disclosures:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates which are market risk-free rates augmented by credit spreads on current Company debt or AA insurance company debt. The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

changes in derivatives, FIAs, and GMWBs and GMABs due to their impacts on the Company’s results of operations.

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

Balance at January 1, 2008 Capital gains (losses):

Net realized capital gains (losses) Net unrealized capital gains (losses)(2)

Total net realized and unrealized capital gains (losses) Purchases, sales, issuances, and settlements, net Transfer in (out) of Level 3 Balance at December 31, 2008

(1)	This amount is included in Net realized capital gains (losses) on the Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Balance Sheets.
(3)	This amount is included in Net realized capital gains (losses) on the Statements of Operations and contains unrealized gains (losses) on Level 3 derivatives held at December 31, 2008. All gains and losses on Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately by security.
(4)	These amounts are included in Interest credited and other benefits to contractowners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the decline in the fair values of the FIA reserves was partially offset by a decline in the value of Level 3 derivatives that hedge the FIA exposure and the increase in the reserves for GMWBs and GMABs. The gains on the FIA embedded derivatives and the losses on the GMWBs ad GMABs were primarily driven by unfavorable equity market performance and changes in interest rates during 2008. In addition, derivatives experienced losses related to unfavorable equity market performance, resulting in a decline in the fair values of these assets. For the year ended December 31, 2008, the net realized gains attributable to credit risk were $117.0. The net unrealized capital losses related to fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an

Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,

typically quarterly or semi-annually.

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit

protection) equal to the notional value of the swap contract. 477.0

488.9 (112.1)

(22.1)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).

156.0

- $

1.9 $

-

Swaptions are used to manage interest rate risk in
the Company’s collateralized mortgage obligations
portfolio. Swaptions are contracts that give the
Company the option to enter into an interest rate
swap at a specific future date.

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
either SOP 03-1 or FAS 133 and FAS 157 (see
discussion under “Reserves” section) and the change
in reserve liability is recorded in Interest credited and
other benefits to contractowners. The gain or loss on

futures is recorded in Net realized capital gains (losses). 2,593.9

1,584.6

(35.2)

(6.4)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Options
Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. Put options are used
to hedge the liability associated with embedded
derivatives in certain variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and

other benefits to contractowners.

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.

Within securities	N/A*	N/A*	(96.3)	33.8
Within retail annuity products	N/A*	N/A*	791.9	997.9

* N/A - not applicable. **Less than $0.1. Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Association, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $12.7 and $124.8 was included in Other investments and Other liabilities, respectively, on the Balance Sheets. At December 31,

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2007, the fair value of credit default swaps of $8.5 and $30.6 was included in Other investments and Other liabilities, respectively, on the Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $143.3.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $32.5.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$ 2,255.4
Deferrals of commissions and expenses	681.9
Amortization:
Amortization	(421.7)
Interest accrued at 5% to 6%	138.1
Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2
Balance at December 31, 2006	2,669.9
Deferrals of commissions and expenses	729.1
Amortization:
Amortization	(592.0)
Interest accrued at 5% to 6%	162.2
Net amortization included in the Statements of Operations	(429.8)
Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of SOP 05-1	(4.8)
Balance at December 31, 2007	2,908.4
Deferrals of commissions and expenses	781.7
Amortization:
Amortization	(814.9)
Interest accrued at 4% to 5%	146.4
Net amortization included in the Statements of Operations	(668.5)
Change in unrealized capital gains (losses) on available-for-sale securities	1,098.2
Effect of variable annuity guaranteed living benefits reinsurance	85.7
Balance at December 31, 2008	$ 4,205.5

The estimated amount of DAC to be amortized, net of interest, is $491.9, $509.1, $491.9, $438.5, and $422.7, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$ 122.1
Amortization:
Amortization	(15.0)
Interest accrued at 4% to 5%	5.6
Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)
Balance at December 31, 2006	110.1
Amortization:
Amortization	16.8
Interest accrued at 4% to 6%	4.9
Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)
Balance at December 31, 2007	128.7
Amortization:
Amortization	(18.7)
Interest accrued at 3% to 5%	6.7
Net amortization included in the Statements of Operations	(12.0)
Change in unrealized capital gains (losses) on available-for-sale securities	78.4
Balance at December 31, 2008	$ 195.1

The estimated amount of VOBA to be amortized, net of interest, is $11.7, $12.1, $12.6, $11.6, and $10.9, for the years 2009, 2010, 2011, 2012, and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Net amortization of DAC and VOBA in 2008 compared to 2007 was primarily due to unfavorable separate account performance during 2008 which caused a significant acceleration of variable annuity DAC amortization, as a result of lower projections of fee income. In addition, this unfavorable performance required the Company to adjust its future gross profit projections for variable annuity hedging costs and guaranteed benefit costs, which also increased amortization.

The increase in Net amortization of DAC and VOBA in 2007 compared to 2006 is due in part to a $67.0 change in estimate recorded during the fourth quarter of 2007. This change resulted from refinements of the DAC model, partially offset by favorable unlocking of mutual fund and mortality and persistency unlocking.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2008, 2007, and 2006. Unlocking adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2008, 2007, and 2006.

Impact of separate account growth and contractowner
withdrawal behavior different from assumptions
Impact of current year gross profit variances
Unlock of mortality, lapse, expense and mutual fund
sharing assumptions
Impact of refinements of gross profit projections
Total unlocking effect on Amortization of DAC and VOBA

5.	Dividend Restrictions and Shareholder’s Equity
	The	Company’s ability to pay dividends to its parent is subject to the prior approval of the State
	of	Iowa Insurance Division (the “Division”) for payment of any dividend, which, when
	combined	with other dividends paid within the preceding twelve months, exceeds the greater of
	(1)	ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the
	Company’s	prior year statutory net gain from operations.
	During	2008, the Company paid its Parent a cash return of capital distribution in the amount of
	$900.0.	During 2007, the Company did not pay any dividends or return of capital distributions
	on	its common stock to its Parent. During 2006, the Company paid $170.0 in a return of capital
	distribution	to its Parent.
	During	2008, the Company received a $1.1 billion capital contribution from its Parent. During
	2007,	the Company received $150.0 in capital contributions from its Parent. During 2006, the
	Company	did not receive any capital contributions from its Parent.
	On	November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total
	consideration	of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct
	and	indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING
	AIH”),	of which $835.0 was contributed to the Company. The contribution was comprised of
	the	proceeds from the investment by the Dutch government and the redistribution of currently
	existing	capital within ING.
	The	Division recognizes as net income and capital and surplus those amounts determined in
	conformity	with statutory accounting practices prescribed or permitted by the Department,
	which	differ in certain respects from accounting principles generally accepted in the United
	States.	Statutory net income (loss) was $(831.4), $(40.1), and $(1.6), for the years ended
	December	31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,872.7
	and	$2,552.6 as of December 31, 2008 and 2007, respectively. As specifically permitted by

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

statutory accounting practices, statutory surplus as of December 31, 2008 includes the impact of the $835.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice increased admitted assets and statutory surplus by $120.7 for the year ended December 31, 2008. This permitted practice expires on December 15, 2009. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice had no impact on net income. The Company’s risk-based capital would not have triggered a regulatory event without the benefit of this permitted practice.

The Division also has the ability to ease certain reserving requirements at its discretion. Due to the reduction in liquidity and the availability of letters of credit confirming banks, the Department allowed the Company to accept unconfirmed letters of credit for reinsurance transactions. This allowed the Company to take the full reserve relief for reinsurance transactions with unconfirmed letters of credit. This reserve relief is available for the period from December 31, 2008 through July 1, 2009 and is not a permitted practice.

6. Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”) SOP 03-1 reserve at December 31, 2008.

Area

Data used

Mean investment performance Volatility Mortality

Lapse rates Discount rates

Assumptions/Basis for Assumptions

Based on 100 investment performance scenarios stratified based on 10,000 random generated scenarios 8.125% 18.0% 1999 and prior issues – 75.0%, 75.0%, 75.0%, 80.0%, grading to 100% from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.

2000 and later issues – 55.0%, 55.0%, 65.0%, 65.0%, grading to 100% from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.

Vary by contract type and duration; range between 1.0% and 40.0% 5.5%, based on the portfolio earned rate of the general account

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The assumptions used for calculating the additional guaranteed minimum income benefits (“GMIB”) and Guaranteed Minimum Withdrawal for Life Benefit (LifePay and LifePay Plus) liabilities at December 31, 2008, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2008 and 2007, and the paid and incurred amounts by type for the years ended December 31, 2008 and 2007, were as follows:

	Guaranteed	Guaranteed	Guaranteed		Guaranteed
	Minimum	Minimum	Minimum		Withdrawal
	Death	Accumulation/	Income		For Life
	Benefit	Withdrawal Benefit	Benefit		Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)		(LP/LPP)
Separate account liability
at December 31, 2008	$ 34,090.8	$ 1,470.2	$ 12,701.6		$ 10,020.7
Separate account liability
at December 31, 2007	$ 44,477.8	$ 2,556.4	$ 20,066.1		$ 5,900.0

Additional liability balance:
Balance at January 1, 2007	$ 139.7	$ (8.9)	$ 83.3		$ 1.7
Incurred guaranteed benefits	88.9	20.1	48.9		4.2
Paid guaranteed benefits	(19.2)	-	-		-
Balance at December 31, 2007	$ 209.4	$ 11.2	$ 132.2		$ 5.9
Incurred guaranteed benefits	509.4	141.8	(132.2)	(1)	(5.9)	(1)
Paid guaranteed benefits	(153.4)	-	-		-
Balance at December 31, 2008	$ 565.4	$ 153.0	$ -		$ -

(1) Amounts represent full reinsurance of ceded reserves for GMIBs and LP/LPPs.

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2008 and 2007.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
2008	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
Net amount at risk, net of reinsurance	$ 15,035.8	$ 310.0	$ -	$ -
Weighted average attained age	64	66	-	-

2007
Net amount at risk, net of reinsurance	$ 1,796.0	$ 109.0	$ 391.9	$ 5.6
Weighted average attained age	63	63	59	63

C-48

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007 was $34.1 billion and $44.5 billion, respectively.

7.	Sales Inducements
During the year ended December 31, 2008, the Company capitalized and amortized $106.9 and $229.7, respectively, of sales inducements. During the year ended December 31, 2007, the Company capitalized and amortized $135.4 and $120.2, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $624.3 and $645.4 as of December 31, 2008 and 2007, respectively.
8.	Income Taxes
The Company files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. The Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2008, 2007, and 2006.

Current tax (benefit) expense: Federal

Total Deferred tax expense: Operations and capital loss carryforwards Other federal deferred tax expense (benefit) Total deferred tax expense (benefit) Total income tax expense (benefit)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2008, 2007, and 2006.

	2008
(Loss) income before income taxes and cumulative
effect of change in accounting principle	$ (1,626.4)	$
Tax rate	35.0%
Income tax (benefit) expense at federal statutory rate	$ (569.2)	$
Tax effect of:
Meals and entertainment	0.7
Dividend received deduction	(48.9)
Valuation allowance	379.1
Other	(6.9)
Income tax expense (benefit)	$ (245.2)	$

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $374.0 and $0, respectively, related to realized capital losses, which is included in Net Income (Loss). The valuation allowance includes $81.4 related to impairments of securities designated in the ING-Dutch State Transaction, which was established pending uncertainties regarding the closing of the transaction. Additionally, at December 31, 2008 and 2007, the Company had a tax valuation allowance of $29.8 and $46.9, respectively, related to unrealized capital losses, which is included in Accumulated Other Comprehensive Income (Loss). The Company also established a $5.1 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a receivable from ING AIH of $321.1 and a payable to ING AIH of $40.7 at December 31, 2008 and 2007, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

Balance at December 31

$

64.9

$

66.4

The Company had $47.3 of unrecognized tax benefits as of December 31, 2008 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and Consolidated Statement of Operations, respectively. The Company had accrued interest of $4.4 as of December 31, 2008 and $4.7 as of December 31, 2007. The decrease in accrued interest during the year ended December 31, 2008 primarily relates to the settlement of the 2003 IRS audit.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

In the first quarter of 2008, the IRS finalized the audit of tax year 2003. The 2003 settlement did not have a material impact on the Company’s financial position. The Company is currently under audit by the IRS for tax years 2002 and 2004 through 2008, and is expected that the examination of these years will be finalized within the next twelve months. Upon finalization of the IRS examination it is reasonably possible that the unrecognized tax benefits will decrease by up to $22.9. The timing of the payment of the remaining allowance of $42.0 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

9. Benefit Plans Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $10.8, $13.0, and $17.1, for the years ended 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $5.6, $4.9, and $4.6, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Statements of Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $5.3, $4.7, and $7.4, for the years ended December 31, 2008, 2007, and 2006, respectively.

For leo, the Company recognized tax benefits of $0.7 in 2008, $2.5 in 2007, and minimal tax benefits in 2006.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2008, 2007, and 2006, were $1.3, $0.6, and $1.3, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions
	Operating	Agreements
	The	Company has certain agreements whereby it generates revenues and incurs expenses with
	affiliated	entities. The agreements are as follows:
	§	Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2008, 2007, and 2006, commissions were incurred in the amounts of $603.8, $553.8, and $418.0, respectively.
	§	Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING
USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $85.9, $78.0, and $69.5, respectively.
	§	Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the Company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, the Company and DSL entered into an amendment to the service agreement effective July 31, 2007, which modifies the method for calculating the compensation owed to the Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue associated with the Company’s deposits in ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, revenue for these services was $139.2, $109.0, and $62.0, respectively.
	§	Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $93.0, $96.6, and $95.4, respectively.
	§	Services agreement between the Company and its U.S. insurance company affiliates dated
	January	1, 2001, amended effective January 1, 2002 and December 31, 2007, for
	administrative,	management, professional, advisory, consulting, and other services. For the
	years	ended December 31, 2008, 2007, and 2006, expenses related to the agreements were
	incurred	in the amount of $21.6, $19.0, and $6.1, respectively.
	§	Administrative Services Agreement between the Company, ReliaStar Life Insurance
	Company	of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates
	dated	March 1, 2003, amended effective August 1, 2004, in which the Company and
	affiliates	provide services to RLNY. For the years ended December 31, 2008, 2007, and
	2006,	revenue related to the agreement was $6.5, $6.3, and $5.8, respectively.
	§	ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes
	the	Company’s annuity products. For the years ended December 31, 2008, 2007, and 2006,
	ING	Advisors Network sold new contracts of $1,411.3, $1,429.3, and $1,255.4, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Services agreement between the Company, Security Life of Denver Insurance Company (“Security Life”), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and Security Life with respect to its Financial Products unit. For the years ended December 31, 2008 and 2007, the Company incurred expenses of $8.9 and $1.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Automatic Reinsurance Agreement

Effective June 30, 2008, ING USA entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited (“SLDI”). Under the terms of the agreement, ING USA ceded to SLDI 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders (the “Covered Benefits”) attached to certain variable annuity contracts issued by ING USA on or after January 1, 2000 (the “Contracts”). ING USA paid SLDI initial consideration of $665.8. Thereafter, ING USA will pay (i) new business consideration equal to 1.62% of premiums received from contractholders on the Contracts and (ii) a base premium equal to the actual fees paid by contractholders for the Covered Benefits. Under the terms of the agreement, SLDI is required to provide ING USA security for ING USA’s full statutory reserve credit for reinsurance by providing a letter of credit to ING USA or establishing a trust for its benefit, or a combination of a letter of credit and assets in trust. SLDI has provided ING USA with letters of credit in the aggregate amount of $960.0, with $319.0 issued under a letter of credit facility with its affiliate, ING Bank N.V., while the remainder resides with three separate third party letter of credit facilities as of December 31, 2008. SLDI has also established a trust with The Bank of New York as trustee and ING USA as beneficiary in which SLDI assets totaling $655.2 have been deposited as of December 31, 2008. Since December 31, 2008, an additional $1,074.0 has been contributed to the trust.

At the inception of this reinsurance contract, the impact of the initial ceded premium of $665.8 was partially offset by ceded reserves of $273.6 and by an increase in DAC of $85.5. The net of these was established as a deferred loss of $306.7 and was reflected in Other Assets. The deferred loss is being amortized over the period of benefit.

At December 31, 2008, the value of reserves ceded by the Company under this agreement was $732.3, and the balance of the deferred loss, including both the initial deferred loss plus additional deferrals of 1.62% of premiums on new business, was $353.8.

Effective June 30, 2008, ING USA also entered into a services agreement with SLDI pursuant to which ING USA will provide certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the Covered Benefits reinsured by SLDI under the automatic reinsurance agreement. For the year ended December 31, 2008, revenue related to the agreement was $4.9.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Coinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contracts.

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $19.9, and $21.2 and $23.5 for the years ended December 31, 2008, 2007 and 2006, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2008 and 2007, the value of reserves ceded by the Company under this agreement was $17.2 and $16.6, respectively.

The Company is a party to a Facultative Coinsurance Agreement with its affiliate, Security Life, effective August 20, 1999. Under the terms of this agreement, the Company facultatively cedes to Security Life, from time to time, certain GICs on a 100% coinsurance basis. The value of GIC reserves ceded by the Company under this agreement was $2.5 billion and $2.3 billion at December 31, 2008 and 2007, respectively.

Reinsurance Assumed

Yearly Renewable Term Agreements

Effective December 1 and December 31, 2008, respectively, ING USA entered into two yearly renewable term reinsurance agreements with its affiliate, ReliaStar Life Insurance Company (“ReliaStar”), for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% of ReliaStar’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Individual life policies issued by ReliaStar and previously assumed by ReliaStar from ReliaStar Life Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
§	In force individual life policies issued by ReliaStar, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

ING USA received initial consideration of $3.9 from ReliaStar. Thereafter, the Company will receive monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2008, the value of the reserves assumed by the Company under these agreements was $5.0.

Coinsurance Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a coinsurance funds withheld agreement with ReliaStar for an indefinite duration. Under the terms of the agreement, ING USA assumed 100% quota share of ReliaStar’s net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by ING USA. Thereafter, premiums are equal to the total earned gross premiums collected by ReliaStar from policyholders. ReliaStar will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide ReliaStar full reserve credit for reinsurance by providing a letter of credit, the cost of which will be partially reimbursed by ReliaStar.

As of December 31, 2008, the value of the reserves assumed by the Company under this agreement was $219.9.

Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a funds withheld agreement with ReliaStar for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% quota share of ReliaStar’s net retained liability under assumed group life reinsurance in-force.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The initial premium of $60.0 was equal to the net Statutory reserve assumed by ING USA. Thereafter, premiums are equal to the total earned reinsurance premiums collected by ReliaStar, less a ceding commission. ReliaStar will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide ReliaStar reserve credit in the excess of the funds withheld for reinsurance by providing a cash deposit or letter of credit.

As of December 31, 2008, the value of the reserves assumed by the Company under this agreement was $60.0.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $1.3, $3.5, and $1.5, for the years ended December 31, 2008, 2007, and 2006, respectively. The Company earned interest income of $2.8, $6.7, and $4.9, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2008 and 2007, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2008, 2007, and 2006, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 for each of the years ended December 31, 2008, 2007, and 2006, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company, ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2009, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

Proprietary Alpha Fund

The ING Proprietary Alpha Fund, LLC (“PAF”) is a multi-strategy investment fund established in 2007 as a U.S. domiciled limited liability company managed by ING Alternative Asset Management LLC (“IAAM”), an affiliate. The investment strategies within PAF include both long and short exposures to various investments and utilize various fixed income, equity, and derivative financial instruments. In September 2007, ING USA invested $125.0 into PAF.

As of December 31, 2008, the Company recognized approximately $40.2 in losses related to financial instruments held by the PAF in the Lehman Liquidity Fund in response to the bankruptcy proceedings of Lehman Brothers, Inc. (“Lehman”).

ING Multi-Strategy Opportunity Fund

On September 30, 2008, the Company’s affiliate, Security Life of Denver Insurance Company, transferred 51.9% of its interest in the ING Multi-Strategy Opportunity Fund (the “Fund”) to the Company for a purchase price of $68.9. As of December 31, 2008, the Company has an investment in the various series of the ING Multi-Strategy Opportunity Fund Series LLC that total $66.8. This amount is included in Limited partnerships/corporations on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

As of December 31, 2008 and 2007, the Company had call options with a notional amount of $162.3 and $167.8, respectively, and market value of $8.6 and $42.6, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

11. Financing Agreements

The Company maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the year ended December 31, 2008. The Company incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, the Company had no amounts outstanding under the revolving note facility.

The Company also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the year ended December 31, 2008. The Company incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, the Company had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2008 and 2007. At December 31, 2008 and 2007, the Company had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

12. Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 16 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, Security Life and SLDI, related to GICs, fixed annuities, and universal life insurance policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $633.1 and $689.1 at December 31, 2008 and 2007, respectively. Net receivables were comprised of the following at December 31, 2008 and 2007.

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

Also see Reinsurance Agreements in the Related Party Transactions footnote.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

13. Commitments and Contingent Liabilities Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $8.7, $7.9, and $8.3, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2009 through 2013 are estimated to be $7.7, $6.3, $5.3, $5.3, and $5.3, respectively, and $18.9, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $421.4, $207.2 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $616.3, $156.5 of which was with related parties. During 2008 and 2007, $176.2 and $33.1, respectively, was funded to related parties under these commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can seek recovery of any losses under the agreements by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $32.5.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008 and 2007, the Company held $17.6 and $11.5, respectively, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

14. Subsequent Events

Subsequent to December 31 2008, the ING Supervisory Board of Directors approved a liquidity facility for up to $2.0 billion to support the liquidity requirements in ING’s life insurance operations, including the Company. The exact usage of the facility, if any, has not yet been determined, as it will be utilized as an alternative source of liquidity.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

15. Restructuring Charges 2008 Expense Reductions

During the fourth quarter, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to this expense reduction initiative include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Statements of Operations.

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception	$ -
Restructuring charges:
Employee severance and termination benefits	3.3	(1)
Future rent on non-cancelable leases	0.4	(2)
Total restructuring charges	3.7
Other charges	-
Intercompany charges and payments	(0.5)	(3)
Payments applied against reserve	(0.7)	(4)
Restructuring reserve at December 31, 2008	$ 2.5

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by November 15, 2009.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 114 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that the restructuring activities in regards to its operations will be complete by November 15, 2009, with total estimated costs to the Company equal to $6.7.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

16. Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

Net unrealized capital (losses) gains:
Fixed maturities, available-for-sale
Equity securities, available-for-sale
DAC/VOBA adjustment on
available-for-sale securities
Sales inducements adjustment on
available-for-sale securities
Other investments
Unrealized capital (losses) gains , before tax
Deferred income tax asset (liability)
Deferred tax asset valuation allowance
Net unrealized capital (losses) gains
Pension liability, net of tax
Other
Accumulated other comprehensive (loss) income

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2008, 2007 and 2006

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(2,888.0), $(324.9), and $(72.6), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were $(1,056.6), $(166.2), and $(61.9), for the years ended December 31, 2008, 2007, and 2006, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2008 Total revenue Income (loss) before income taxes Income tax expense (benefit) Net income (loss)

2007 Total revenue Income (loss) before income taxes Income tax expense (benefit) Net income (loss)

FINANCIAL STATEMENTS
ING USA Annuity and Life Insurance Company
Separate Account EQ
Year ended December 31, 2008
with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Financial Statements
Year ended December 31, 2008

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING USA Annuity and Life Insurance Company Separate Account EQ (the “Account”) as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING Marsico Growth Portfolio - Service Class
Columbia Variable Insurance Trust:	ING Marsico International Opportunities Portfolio - Service
Columbia Small Cap Value Fund, Variable Series - Class B	Class
Fidelity® Variable Insurance Products:	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING MFS Utilities Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Mid Cap Growth Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Oppenheimer Main Street Portfolio® - Service Class
ING Investors Trust:	ING PIMCO Core Bond Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class
ING American Funds Asset Allocation Portfolio	ING Pioneer Fund Portfolio - Service Class
ING American Funds Bond Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING American Funds Growth Portfolio	ING T. Rowe Price Capital Appreciation Portfolio - Service
ING American Funds Growth-Income Portfolio	Class
ING American Funds International Portfolio	ING T. Rowe Price Equity Income Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service Class
ING EquitiesPlus Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class	ING Van Kampen Large Cap Growth Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING VP Index Plus International Equity Portfolio - Service Class
ING Franklin Income Portfolio - Service Class	ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service	ING Partners, Inc.:
Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Global Real Estate Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Global Technology Portfolio - Service Class	ING JPMorgan International Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service
ING JPMorgan Emerging Markets Equity Portfolio - Service	Class
Class	ING Neuberger Berman Partners Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Neuberger Berman Regency Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class	ING Variable Funds:
ING Limited Maturity Bond Portfolio - Service Class	ING VP Growth and Income Portfolio - Class I
ING Liquid Assets Portfolio - Service Class	ING VP Growth and Income Portfolio - Class S
ING Lord Abbett Affiliated Portfolio - Service Class

ING Variable Insurance Trust:	ING Variable Products Trust:
ING VP Global Equity Dividend Portfolio	ING VP Financial Services Portfolio - Class S
ING Variable Portfolios, Inc.:	ING VP MidCap Opportunities Portfolio - Class S
ING BlackRock Global Science and Technology Portfolio -	ING VP SmallCap Opportunities Portfolio - Class S
Class S	ING VP Intermediate Bond Portfolio:
ING International Index Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -	Legg Mason Partners Variable Equity Trust:
Class S	Legg Mason Partners Variable International All Cap Opportunity
ING RussellTM Large Cap Index Portfolio - Class S	Portfolio
ING RussellTM Mid Cap Index Portfolio - Class S	Legg Mason Partners Variable Investors Portfolio
ING RussellTM Small Cap Index Portfolio - Class S	Legg Mason Partners Variable Lifestyle Allocation 50%
ING VP Index Plus LargeCap Portfolio - Class S	Legg Mason Partners Variable Lifestyle Allocation 70%
ING VP Index Plus MidCap Portfolio - Class S	Legg Mason Partners Variable Lifestyle Allocation 85%
ING VP Index Plus SmallCap Portfolio - Class S	Legg Mason Partners Variable Income Trust:
ING VP Small Company Portfolio - Class S	Legg Mason Partners Variable High Income Portfolio
ING Wisdom TreeSM Global High-Yielding Equity Index	Legg Mason Partners Variable Money Market Portfolio
Portfolio - Class S

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance Company Separate Account EQ at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 12, 2009

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

					ING
	BlackRock	Columbia Small	Fidelity® VIP	Fidelity® VIP	AllianceBernstein
	Global	Cap Value	Equity-Income	Contrafund®	Mid Cap Growth
	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -	Portfolio - Service
	Fund - Class III	Series - Class B	Service Class 2	Service Class 2	Class
Assets
Investments in mutual
funds at fair value	$ 398	$ 256	$ 132	$ 1,174	$ 11,700
Total assets	398	256	132	1,174	11,700

Liabilities
Due to related parties	-	-	-	1	11
Total liabilities	-	-	-	1	11
Net assets	$ 398	$ 256	$ 132	$ 1,173	$ 11,689

Total number of mutual fund shares	35,251	22,657	10,150	77,571	1,583,214

Cost of mutual fund shares	$ 460	$ 424	$ 263	$ 2,214	$ 20,410

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING American			ING American	ING American
	Funds Asset	ING American	ING American	Funds Growth-	Funds
	Allocation	Funds Bond	Funds Growth	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual
funds at fair value	$ 39	$ 270	$ 2,253	$ 1,356	$ 2,585
Total assets	39	270	2,253	1,356	2,585

Liabilities
Due to related parties	-	-	2	1	2
Total liabilities	-	-	2	1	2
Net assets	$ 39	$ 270	$ 2,251	$ 1,355	$ 2,583

Total number of mutual fund shares	5,363	29,891	61,797	52,121	184,752

Cost of mutual fund shares	$ 53	$ 276	$ 3,967	$ 2,269	$ 4,260

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING Evergreen	ING FMRSM	ING Franklin
	Growth	Large Cap	Health Sciences Diversified Mid		Income
	Portfolio -	Value Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 237	$ 52	$ 269	$ 8,801	$ 651
Total assets	237	52	269	8,801	651

Liabilities
Due to related parties	-	-	-	9	-
Total liabilities	-	-	-	9	-
Net assets	$ 237	$ 52	$ 269	$ 8,792	$ 651

Total number of mutual fund shares	35,643	6,011	31,382	1,029,377	85,470

Cost of mutual fund shares	$ 391	$ 84	$ 343	$ 14,754	$ 844

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

		ING Franklin			ING
		Templeton			International
	ING Franklin	Founding	ING Global	ING Global	Growth
	Mutual Shares	Strategy	Real Estate	Resources	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 124	$ 260	$ 186	$ 2,647	$ 4,943
Total assets	124	260	186	2,647	4,943

Liabilities
Due to related parties	-	-	-	2	5
Total liabilities	-	-	-	2	5
Net assets	$ 124	$ 260	$ 186	$ 2,645	$ 4,938

Total number of mutual fund shares	21,691	41,772	26,182	203,160	1,436,843

Cost of mutual fund shares	$ 185	$ 386	$ 329	$ 4,692	$ 12,005

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

		ING JPMorgan	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Small Cap Core	Value	ING Julius Baer
	Contrarian	Markets Equity	Equity	Opportunities	Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 1,645	$ 2,670	$ 236	$ 41	$ 1,388
Total assets	1,645	2,670	236	41	1,388

Liabilities
Due to related parties	1	2	-	-	1
Total liabilities	1	2	-	-	1
Net assets	$ 1,644	$ 2,668	$ 236	$ 41	$ 1,387

Total number of mutual fund shares	210,649	222,355	28,067	6,865	148,753

Cost of mutual fund shares	$ 3,409	$ 4,286	$ 392	$ 82	$ 2,427

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 224	$ 2,026	$ 4,471	$ 3,542	$ 2,470
Total assets	224	2,026	4,471	3,542	2,470

Liabilities
Due to related parties	-	2	3	2	1
Total liabilities	-	2	3	2	1
Net assets	$ 224	$ 2,024	$ 4,468	$ 3,540	$ 2,469

Total number of mutual fund shares	66,132	282,191	562,368	427,748	280,351

Cost of mutual fund shares	$ 598	$ 3,781	$ 7,348	$ 5,345	$ 3,394

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

			ING Lord		ING Marsico
	ING Limited	ING Liquid	Abbett	ING Marsico	International
	Maturity Bond	Assets	Affiliated	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 5,998	$ 16,887	$ 525	$ 15,981	$ 178
Total assets	5,998	16,887	525	15,981	178

Liabilities
Due to related parties	4	9	-	17	-
Total liabilities	4	9	-	17	-
Net assets	$ 5,994	$ 16,878	$ 525	$ 15,964	$ 178

Total number of mutual fund shares	581,777	16,887,165	79,833	1,421,768	23,278

Cost of mutual fund shares	$ 6,497	$ 16,887	$ 865	$ 17,381	$ 357

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

			ING
	ING MFS Total	ING MFS	Oppenheimer	ING PIMCO	ING PIMCO
	Return	Utilities	Main Street	Core Bond	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 50,271	$ 1,325	$ 35,762	$ 6,651	$ 1,885
Total assets	50,271	1,325	35,762	6,651	1,885

Liabilities
Due to related parties	37	-	35	3	1
Total liabilities	37	-	35	3	1
Net assets	$ 50,234	$ 1,325	$ 35,727	$ 6,648	$ 1,884

Total number of mutual fund shares	4,224,457	139,296	2,938,566	579,383	268,451

Cost of mutual fund shares	$ 69,003	$ 2,220	$ 54,704	$ 6,414	$ 2,672

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
		ING Pioneer	Price Capital	Price Equity	ING Templeton
	ING Pioneer	Mid Cap Value	Appreciation	Income	Global Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 22	$ 1,697	$ 17,133	$ 3,367	$ 1,306
Total assets	22	1,697	17,133	3,367	1,306

Liabilities
Due to related parties	-	2	11	2	1
Total liabilities	-	2	11	2	1
Net assets	$ 22	$ 1,695	$ 17,122	$ 3,365	$ 1,305

Total number of mutual fund shares	2,781	223,834	1,111,078	397,943	158,633

Cost of mutual fund shares	$ 36	$ 2,352	$ 25,116	$ 5,372	$ 2,080

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

			ING Van		ING VP Index
	ING Van	ING Van	Kampen	ING Van	Plus
	Kampen Capital	Kampen Global	Growth and	Kampen Real	International
	Growth	Franchise	Income	Estate	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 33	$ 351	$ 15,328	$ 2,620	$ 42
Total assets	33	351	15,328	2,620	42

Liabilities
Due to related parties	-	-	13	2	-
Total liabilities	-	-	13	2	-
Net assets	$ 33	$ 351	$ 15,315	$ 2,618	$ 42

Total number of mutual fund shares	4,797	32,204	970,711	186,046	8,082

Cost of mutual fund shares	$ 58	$ 515	$ 21,613	$ 5,786	$ 89

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING Wells	ING Baron	ING Columbia
	Fargo Small	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Cap Disciplined	Growth	Value II	York Venture	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 40	$ 332	$ 369	$ 152	$ 14
Total assets	40	332	369	152	14

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 40	$ 332	$ 369	$ 152	$ 14

Total number of mutual fund shares	6,359	29,988	54,035	12,446	1,551

Cost of mutual fund shares	$ 68	$ 519	$ 498	$ 240	$ 14

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING Legg
	Mason Partners	ING Neuberger	ING	ING T. Rowe
	Aggressive	Berman	Oppenheimer	Price Growth	ING Templeton
	Growth	Partners	Global	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 12	$ 507	$ 282	$ 4	$ 271
Total assets	12	507	282	4	271

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 12	$ 507	$ 282	$ 4	$ 271

Total number of mutual fund shares	422	92,504	31,932	122	34,425

Cost of mutual fund shares	$ 20	$ 1,012	$ 512	$ 7	$ 413

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van
	Large Cap	Kampen	Kampen Equity	ING VP Growth	ING VP Growth
	Equity	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class I	Class S
Assets
Investments in mutual
funds at fair value	$ 52	$ 236	$ 251	$ 11,402	$ 1,955
Total assets	52	236	251	11,402	1,955

Liabilities
Due to related parties	-	-	-	10	2
Total liabilities	-	-	-	10	2
Net assets	$ 52	$ 236	$ 251	$ 11,392	$ 1,953

Total number of mutual fund shares	8,426	33,205	9,807	754,599	130,360

Cost of mutual fund shares	$ 84	$ 415	$ 350	$ 18,491	$ 2,728

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING Lehman
	ING BlackRock	Brothers U.S.
	Global Science	Aggregate Bond	ING Russell™	ING Russell™	ING Russell™
	and Technology	Index®	Large Cap	Mid Cap Index	Small Cap
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual
funds at fair value	$ 40	$ 63	$ 4	$ 11	$ 36
Total assets	40	63	4	11	36

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 40	$ 63	$ 4	$ 11	$ 36

Total number of mutual fund shares	12,163	6,233	604	1,693	4,659

Cost of mutual fund shares	$ 59	$ 62	$ 6	$ 16	$ 45

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING
WisdomTreeSM
	ING VP Index	ING VP Index	ING VP Index	ING VP Small	Global High-
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company	Yielding Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual
funds at fair value	$ 185	$ 308	$ 468	$ 30	$ 64
Total assets	185	308	468	30	64

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 185	$ 308	$ 468	$ 30	$ 64

Total number of mutual fund shares	17,897	31,343	50,319	2,592	10,647

Cost of mutual fund shares	$ 285	$ 543	$ 802	$ 38	$ 90

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

				Legg Mason
				Partners
	ING VP	ING VP		Variable	Legg Mason
	MidCap	SmallCap	ING VP	International	Partners
	Opportunities	Opportunities	Intermediate	All Cap	Variable
	Portfolio -	Portfolio -	Bond Portfolio -	Opportunity	Investors
	Class S	Class S	Class S	Portfolio	Portfolio
Assets
Investments in mutual
funds at fair value	$ 19,719	$ 10	$ 1,197	$ 3,929	$ 13,018
Total assets	19,719	10	1,197	3,929	13,018

Liabilities
Due to related parties	22	-	1	3	10
Total liabilities	22	-	1	3	10
Net assets	$ 19,697	$ 10	$ 1,196	$ 3,926	$ 13,008

Total number of mutual fund shares	3,134,916	850	108,683	800,296	1,281,319

Cost of mutual fund shares	$ 30,314	$ 17	$ 1,400	$ 8,887	$ 22,035

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners	Partners	Partners
	Variable	Variable	Variable	Variable High	Variable Money
	Lifestyle	Lifestyle	Lifestyle	Income	Market
	Allocation 50%	Allocation 70%	Allocation 85%	Portfolio	Portfolio
Assets
Investments in mutual
funds at fair value	$ 12,036	$ 9,200	$ 5,755	$ 3,340	$ 3,335
Total assets	12,036	9,200	5,755	3,340	3,335

Liabilities
Due to related parties	7	8	6	2	1
Total liabilities	7	8	6	2	1
Net assets	$ 12,029	$ 9,192	$ 5,749	$ 3,338	$ 3,334

Total number of mutual fund shares	1,453,577	1,241,560	701,856	854,254	3,334,606

Cost of mutual fund shares	$ 15,756	$ 10,519	$ 8,114	$ 5,719	$ 3,335

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

					ING
	BlackRock	Columbia Small	Fidelity® VIP	Fidelity® VIP	AllianceBernstein
	Global	Cap Value	Equity-Income	Contrafund®	Mid Cap Growth
	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -	Portfolio - Service
	Fund - Class III	Series - Class B	Service Class 2	Service Class 2	Class
Net investment income (loss)
Income:
Dividends	$ 11	$ 2	$ 4	$ 14	$ -
Total investment income	11	2	4	14	-
Expenses:
Mortality and expense risk
and other charges	2	6	4	33	306
Annual administrative charges	-	-	-	-	(4)
Contingent deferred sales charges	-	-	-	1	3
Total expenses	2	6	4	34	305
Net investment income (loss)	9	(4)	-	(20)	(305)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(5)	(34)	(53)	(514)	62
Capital gains distributions	2	48	-	74	3,998
Total realized gain (loss) on investments
and capital gains distributions	(3)	14	(53)	(440)	4,060
Net unrealized appreciation
(depreciation) of investments	(62)	(139)	(74)	(628)	(15,283)
Net realized and unrealized gain (loss)
on investments	(65)	(125)	(127)	(1,068)	(11,223)
Net increase (decrease) in net
assets resulting from operations	$ (56)	$ (129)	$ (127)	$ (1,088)	$ (11,528)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING American				ING American
	Funds Asset	ING American	ING American	ING American	Funds
	Allocation	Funds Bond	Funds Growth	Funds Growth-	International
	Portfolio	Portfolio	Portfolio	Income Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 31	$ 29	$ 80
Total investment income	-	-	31	29	80
Expenses:
Mortality and expense risk
and other charges	-	1	59	31	66
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	1	1
Total expenses	-	1	59	32	67
Net investment income (loss)	-	(1)	(28)	(3)	13

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	-	-	32	(47)	132
Capital gains distributions	-	-	288	81	257
Total realized gain (loss) on investments
and capital gains distributions	-	-	320	34	389
Net unrealized appreciation
(depreciation) of investments	(14)	(6)	(2,315)	(976)	(2,716)
Net realized and unrealized gain (loss)
on investments	(14)	(6)	(1,995)	(942)	(2,327)
Net increase (decrease) in net
assets resulting from operations	$ (14)	$ (7)	$ (2,023)	$ (945)	$ (2,314)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING BlackRock		ING Capital
	Large Cap	ING BlackRock	Guardian U.S.	ING	ING Evergreen
	Growth	Large Cap	Equities	EquitiesPlus	Health Sciences
	Portfolio -	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 53	$ 143	$ -
Total investment income	-	-	53	143	-
Expenses:
Mortality and expense risk
and other charges	5	1	36	9	4
Annual administrative charges	-	-	(2)	(1)	-
Contingent deferred sales charges	1	-	-	-	-
Total expenses	6	1	34	8	4
Net investment income (loss)	(6)	(1)	19	135	(4)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(16)	(3)	(1,184)	(507)	(36)
Capital gains distributions	37	4	597	124	13
Total realized gain (loss) on investments
and capital gains distributions	21	1	(587)	(383)	(23)
Net unrealized appreciation
(depreciation) of investments	(188)	(40)	(44)	(26)	(82)
Net realized and unrealized gain (loss)
on investments	(167)	(39)	(631)	(409)	(105)
Net increase (decrease) in net
assets resulting from operations	$ (173)	$ (40)	$ (612)	$ (274)	$ (109)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

					ING Franklin
					Templeton
	ING Evergreen	ING FMRSM	ING Franklin	ING Franklin	Founding
	Omega	Diversified Mid	Income	Mutual Shares	Strategy
	Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 92	$ 24	$ 5	$ -
Total investment income	-	92	24	5	-
Expenses:
Mortality and expense risk
and other charges	-	214	12	3	6
Annual administrative charges	-	(2)	-	-	-
Contingent deferred sales charges	-	6	-	-	-
Total expenses	-	218	12	3	6
Net investment income (loss)	-	(126)	12	2	(6)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	-	(287)	(114)	(40)	(34)
Capital gains distributions	-	995	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	708	(108)	(40)	(34)
Net unrealized appreciation
(depreciation) of investments	-	(6,952)	(177)	(62)	(118)
Net realized and unrealized gain (loss)
on investments	-	(6,244)	(285)	(102)	(152)
Net increase (decrease) in net
assets resulting from operations	$ -	$ (6,370)	$ (273)	$ (100)	$ (158)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

				ING
				International
	ING Global	ING Global	ING Global	Growth	ING Janus
	Real Estate	Resources	Technology	Opportunities	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 76	$ -	$ 106	$ 18
Total investment income	-	76	-	106	18
Expenses:
Mortality and expense risk
and other charges	5	68	-	144	49
Annual administrative charges	-	-	-	(3)	(1)
Contingent deferred sales charges	-	1	-	2	2
Total expenses	5	69	-	143	50
Net investment income (loss)	(5)	7	-	(37)	(32)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(88)	(10)	(8)	(185)	(425)
Capital gains distributions	-	777	5	2,849	422
Total realized gain (loss) on investments
and capital gains distributions	(88)	767	(3)	2,664	(3)
Net unrealized appreciation
(depreciation) of investments	(61)	(2,837)	(1)	(8,814)	(1,907)
Net realized and unrealized gain (loss)
on investments	(149)	(2,070)	(4)	(6,150)	(1,910)
Net increase (decrease) in net
assets resulting from operations	$ (154)	$ (2,063)	$ (4)	$ (6,187)	$ (1,942)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Value	ING Julius Baer	ING Legg
	Markets Equity	Equity	Opportunities	Foreign	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 122	$ 2	$ 2	$ -	$ -
Total investment income	122	2	2	-	-
Expenses:
Mortality and expense risk
and other charges	76	6	1	35	6
Annual administrative charges	(1)	-	-	-	-
Contingent deferred sales charges	3	-	-	-	-
Total expenses	78	6	1	35	6
Net investment income (loss)	44	(4)	1	(35)	(6)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	587	(30)	(6)	(42)	(30)
Capital gains distributions	301	34	7	235	94
Total realized gain (loss) on investments
and capital gains distributions	888	4	1	193	64
Net unrealized appreciation
(depreciation) of investments	(4,317)	(124)	(32)	(1,411)	(364)
Net realized and unrealized gain (loss)
on investments	(3,429)	(120)	(31)	(1,218)	(300)
Net increase (decrease) in net
assets resulting from operations	$ (3,385)	$ (124)	$ (30)	$ (1,253)	$ (306)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING LifeStyle		ING LifeStyle
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	ING Limited
	Growth	Growth	Growth	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 49	$ 106	$ 90	$ 61	$ 463
Total investment income	49	106	90	61	463
Expenses:
Mortality and expense risk
and other charges	47	99	73	48	108
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	1	2	-	-	-
Total expenses	48	101	73	48	108
Net investment income (loss)	1	5	17	13	355

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(61)	(126)	8	(155)	(124)
Capital gains distributions	300	368	219	110	50
Total realized gain (loss) on investments
and capital gains distributions	239	242	227	(45)	(74)
Net unrealized appreciation
(depreciation) of investments	(1,834)	(3,083)	(1,965)	(942)	(384)
Net realized and unrealized gain (loss)
on investments	(1,595)	(2,841)	(1,738)	(987)	(458)
Net increase (decrease) in net
assets resulting from operations	$ (1,594)	$ (2,836)	$ (1,721)	$ (974)	$ (103)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

		ING Lord		ING Marsico
	ING Liquid	Abbett	ING Marsico	International	ING MFS Total
	Assets	Affiliated	Growth	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 336	$ 20	$ 124	$ 4	$ 3,793
Total investment income	336	20	124	4	3,793
Expenses:
Mortality and expense risk
and other charges	291	13	377	5	1,017
Annual administrative charges	4	-	(4)	-	(4)
Contingent deferred sales charges	313	-	9	-	9
Total expenses	608	13	382	5	1,022
Net investment income (loss)	(272)	7	(258)	(1)	2,771

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	-	(53)	682	(45)	(1,140)
Capital gains distributions	-	119	-	37	6,411
Total realized gain (loss) on investments
and capital gains distributions	-	66	682	(8)	5,271
Net unrealized appreciation
(depreciation) of investments	-	(461)	(12,556)	(212)	(25,211)
Net realized and unrealized gain (loss)
on investments	-	(395)	(11,874)	(220)	(19,940)
Net increase (decrease) in net
assets resulting from operations	$ (272)	$ (388)	$ (12,132)	$ (221)	$ (17,169)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

			ING
	ING MFS	ING Mid Cap	Oppenheimer	ING PIMCO	ING PIMCO
	Utilities	Growth	Main Street	Core Bond	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 61	$ -	$ 1,356	$ 201	$ 230
Total investment income	61	-	1,356	201	230
Expenses:
Mortality and expense risk
and other charges	30	173	835	98	42
Annual administrative charges	-	(27)	(7)	1	-
Contingent deferred sales charges	1	2	5	-	-
Total expenses	31	148	833	99	42
Net investment income (loss)	30	(148)	523	102	188

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	17	(10,201)	(5,629)	89	(167)
Capital gains distributions	231	-	-	52	1
Total realized gain (loss) on investments
and capital gains distributions	248	(10,201)	(5,629)	141	(166)
Net unrealized appreciation
(depreciation) of investments	(1,169)	6,493	(20,351)	(84)	(685)
Net realized and unrealized gain (loss)
on investments	(921)	(3,708)	(25,980)	57	(851)
Net increase (decrease) in net
assets resulting from operations	$ (891)	$ (3,856)	$ (25,457)	$ 159	$ (663)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
		ING Pioneer	Price Capital	Price Equity	ING Templeton
	ING Pioneer	Mid Cap Value	Appreciation	Income	Global Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 24	$ 971	$ 201	$ 20
Total investment income	1	24	971	201	20
Expenses:
Mortality and expense risk
and other charges	1	15	371	77	31
Annual administrative charges	-	2	(2)	(1)	-
Contingent deferred sales charges	-	2	5	1	1
Total expenses	1	19	374	77	32
Net investment income (loss)	-	5	597	124	(12)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(5)	(160)	1,145	(61)	49
Capital gains distributions	1	29	2,312	420	83
Total realized gain (loss) on investments
and capital gains distributions	(4)	(131)	3,457	359	132
Net unrealized appreciation
(depreciation) of investments	(13)	(615)	(11,643)	(2,645)	(1,126)
Net realized and unrealized gain (loss)
on investments	(17)	(746)	(8,186)	(2,286)	(994)
Net increase (decrease) in net
assets resulting from operations	$ (17)	$ (741)	$ (7,589)	$ (2,162)	$ (1,006)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

			ING Van
	ING Van	ING Van	Kampen	ING Van	ING Van
	Kampen Capital	Kampen Global	Growth and	Kampen Large	Kampen Real
	Growth	Franchise	Income	Cap Growth	Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 9	$ 808	$ -	$ 56
Total investment income	-	9	808	-	56
Expenses:
Mortality and expense risk
and other charges	1	8	338	-	76
Annual administrative charges	-	-	(2)	-	(1)
Contingent deferred sales charges	-	-	5	-	1
Total expenses	1	8	341	-	76
Net investment income (loss)	(1)	1	467	-	(20)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(10)	(7)	(593)	(1)	(431)
Capital gains distributions	2	36	1,892	-	846
Total realized gain (loss) on investments
and capital gains distributions	(8)	29	1,299	(1)	415
Net unrealized appreciation
(depreciation) of investments	(27)	(198)	(10,288)	(1)	(2,352)
Net realized and unrealized gain (loss)
on investments	(35)	(169)	(8,989)	(2)	(1,937)
Net increase (decrease) in net
assets resulting from operations	$ (36)	$ (168)	$ (8,522)	$ (2)	$ (1,957)
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING VP Index
	Plus	ING Wells	ING Wells	ING Baron	ING Columbia
	International	Fargo	Fargo Small	Small Cap	Small Cap
	Equity	Disciplined	Cap Disciplined	Growth	Value II
	Portfolio -	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 56	$ 1	$ -	$ -
Total investment income	5	56	1	-	-
Expenses:
Mortality and expense risk
and other charges	1	25	1	7	6
Annual administrative charges	-	(2)	-	-	-
Contingent deferred sales charges	-	1	-	-	-
Total expenses	1	24	1	7	6
Net investment income (loss)	4	32	-	(7)	(6)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(22)	357	(13)	(20)	(71)
Capital gains distributions	23	-	10	15	4
Total realized gain (loss) on investments
and capital gains distributions	1	357	(3)	(5)	(67)
Net unrealized appreciation
(depreciation) of investments	(50)	(626)	(23)	(231)	(127)
Net realized and unrealized gain (loss)
on investments	(49)	(269)	(26)	(236)	(194)
Net increase (decrease) in net
assets resulting from operations	$ (45)	$ (237)	$ (26)	$ (243)	$ (200)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

				ING Legg
				Mason Partners	ING Neuberger
	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive	Berman
	York Venture	International	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 11	$ 1	$ -	$ -
Total investment income	2	11	1	-	-
Expenses:
Mortality and expense risk
and other charges	4	2	-	-	14
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	4	2	-	-	14
Net investment income (loss)	(2)	9	1	-	(14)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(29)	(170)	(19)	(3)	(33)
Capital gains distributions	3	205	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(26)	35	(15)	(3)	(33)
Net unrealized appreciation
(depreciation) of investments	(104)	(56)	-	(8)	(538)
Net realized and unrealized gain (loss)
on investments	(130)	(21)	(15)	(11)	(571)
Net increase (decrease) in net
assets resulting from operations	$ (132)	$ (12)	$ (14)	$ (11)	$ (585)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING Neuberger	ING	ING T. Rowe		ING UBS U.S.
	Berman	Oppenheimer	Price Growth	ING Templeton	Large Cap
	Regency	Global	Equity	Foreign Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 9	$ -	$ 7	$ 1
Total investment income	-	9	-	7	1
Expenses:
Mortality and expense risk
and other charges	-	6	-	5	1
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	-	6	-	5	1
Net investment income (loss)	-	3	-	2	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(7)	(12)	(13)	(63)	(1)
Capital gains distributions	-	36	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	24	(11)	(63)	(1)
Net unrealized appreciation
(depreciation) of investments	6	(241)	(3)	(146)	(41)
Net realized and unrealized gain (loss)
on investments	(1)	(217)	(14)	(209)	(42)
Net increase (decrease) in net
assets resulting from operations	$ (1)	$ (214)	$ (14)	$ (207)	$ (42)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen Equity	ING VP Growth	ING VP Growth
	Comstock	and Income	and Income	and Income	ING VP Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Dividend
	Service Class	Service Class	Class I	Class S	Portfolio
Net investment income (loss)
Income:
Dividends	$ 12	$ 17	$ 237	$ 39	$ 6
Total investment income	12	17	237	39	6
Expenses:
Mortality and expense risk
and other charges	6	6	264	11	2
Annual administrative charges	-	-	(2)	2	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	6	6	262	13	2
Net investment income (loss)	6	11	(25)	26	4

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(46)	(31)	(695)	(51)	(58)
Capital gains distributions	18	21	-	-	76
Total realized gain (loss) on investments
and capital gains distributions	(28)	(10)	(695)	(51)	18
Net unrealized appreciation
(depreciation) of investments	(147)	(102)	(7,114)	(773)	(49)
Net realized and unrealized gain (loss)
on investments	(175)	(112)	(7,809)	(824)	(31)
Net increase (decrease) in net
assets resulting from operations	$ (169)	$ (101)	$ (7,834)	$ (798)	$ (27)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

			ING Lehman
	ING BlackRock		Brothers U.S.
	Global Science	ING	Aggregate Bond	ING Russell™	ING Russell™
	and Technology	International	Index®	Large Cap	Mid Cap Index
	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -
Total investment income	-	-	1	-	-
Expenses:
Mortality and expense risk
and other charges	1	-	1	-	-
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	1	-	1	-	-
Net investment income (loss)	(1)	-	-	-	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(3)	(2)	(1)	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	(2)	(1)	-	-
Net unrealized appreciation
(depreciation) of investments	(19)	-	1	(2)	(5)
Net realized and unrealized gain (loss)
on investments	(22)	(2)	-	(2)	(5)
Net increase (decrease) in net
assets resulting from operations	$ (23)	$ (2)	$ -	$ (2)	$ (5)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING Russell™	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Small Cap Index	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ 7	$ 5	$ -
Total investment income	-	5	7	5	-
Expenses:
Mortality and expense risk
and other charges	-	4	8	11	-
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	-	4	8	11	-
Net investment income (loss)	-	1	(1)	(6)	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(2)	(5)	(81)	(114)	(1)
Capital gains distributions	-	20	82	53	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	15	1	(61)	(1)
Net unrealized appreciation
(depreciation) of investments	(9)	(136)	(224)	(202)	(8)
Net realized and unrealized gain (loss)
on investments	(11)	(121)	(223)	(263)	(9)
Net increase (decrease) in net
assets resulting from operations	$ (11)	$ (120)	$ (224)	$ (269)	$ (9)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	ING
	WisdomTreeSM	ING VP	ING VP	ING VP
	Global High-	Financial	MidCap	SmallCap	ING VP
	Yielding Equity	Services	Opportunities	Opportunities	Intermediate
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 2	$ 2	$ -	$ -	$ 75
Total investment income	2	2	-	-	75
Expenses:
Mortality and expense risk
and other charges	-	1	293	-	21
Annual administrative charges	-	-	22	-	-
Contingent deferred sales charges	-	-	4	-	-
Total expenses	-	1	319	-	21
Net investment income (loss)	2	1	(319)	-	54

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(2)	(70)	(478)	6	(48)
Capital gains distributions	-	7	-	2	37
Total realized gain (loss) on investments
and capital gains distributions	(2)	(63)	(478)	8	(11)
Net unrealized appreciation
(depreciation) of investments	(26)	36	(10,595)	(16)	(198)
Net realized and unrealized gain (loss)
on investments	(28)	(27)	(11,073)	(8)	(209)
Net increase (decrease) in net
assets resulting from operations	$ (26)	$ (26)	$ (11,392)	$ (8)	$ (155)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

	Legg Mason
	Partners
	Variable	Legg Mason	Legg Mason	Legg Mason	Legg Mason
	International	Partners	Partners	Partners	Partners
	All Cap	Variable	Variable	Variable	Variable
	Opportunity	Investors	Lifestyle	Lifestyle	Lifestyle
	Portfolio	Portfolio	Allocation 50%	Allocation 70%	Allocation 85%
Net investment income (loss)
Income:
Dividends	$ 118	$ 237	$ 555	$ 305	$ 141
Total investment income	118	237	555	305	141
Expenses:
Mortality and expense risk
and other charges	95	293	256	213	137
Annual administrative charges	(1)	(2)	(1)	(2)	(1)
Contingent deferred sales charges	-	1	3	3	-
Total expenses	94	292	258	214	136
Net investment income (loss)	24	(55)	297	91	5

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(2,875)	(1,217)	(537)	(606)	(579)
Capital gains distributions	-	568	592	14	60
Total realized gain (loss) on investments
and capital gains distributions	(2,875)	(649)	55	(592)	(519)
Net unrealized appreciation
(depreciation) of investments	(534)	(7,598)	(5,687)	(4,791)	(3,382)
Net realized and unrealized gain (loss)
on investments	(3,409)	(8,247)	(5,632)	(5,383)	(3,901)
Net increase (decrease) in net
assets resulting from operations	$ (3,385)	$ (8,302)	$ (5,335)	$ (5,292)	$ (3,896)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ

     Statements of Operations Year ended December 31, 2008

(Dollars in thousands)

		Legg Mason
	Legg Mason	Partners
	Partners	Variable Money
	Variable High	Market
	Income Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 513	$ 80
Total investment income	513	80
Expenses:
Mortality and expense risk
and other charges	78	47
Annual administrative charges	-	-
Contingent deferred sales charges	-	1
Total expenses	78	48
Net investment income (loss)	435	32

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(91)	-
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	(91)	-
Net unrealized appreciation
(depreciation) of investments	(2,010)	-
Net realized and unrealized gain (loss)
on investments	(2,101)	-
Net increase (decrease) in net
assets resulting from operations	$ (1,666)	$ 32

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	BlackRock	Columbia Small	Fidelity® VIP	Fidelity® VIP
	Global	Cap Value	Equity-Income	Contrafund®
	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -
	Fund - Class III	Series - Class B	Service Class 2	Service Class 2
Net assets at January 1, 2007	$ -	$ 766	$ 376	$ 2,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(8)	1	(14)
Total realized gain (loss) on investments and
capital gains distributions	-	95	50	769
Net unrealized appreciation (depreciation)
of investments	-	(107)	(59)	(423)
Net increase (decrease) in net assets resulting
from operations	-	(20)	(8)	332
Changes from principal transactions:
Premiums	-	5	10	48
Death benefits	-	(5)	-	(1)
Surrenders and withdrawals	-	(51)	(63)	(82)
Transfers between Divisions
(including fixed account), net	-	(155)	124	560
Increase (decrease) in net assets derived from
principal transactions	-	(206)	71	525
Total increase (decrease)	-	(226)	63	857
Net assets at December 31, 2007	-	540	439	2,907

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(4)	-	(20)
Total realized gain (loss) on investments and
capital gains distributions	(3)	14	(53)	(440)
Net unrealized appreciation (depreciation)
of investments	(62)	(139)	(74)	(628)
Net increase (decrease) in net assets resulting
from operations	(56)	(129)	(127)	(1,088)
Changes from principal transactions:
Premiums	1	-	1	61
Death benefits	-	(3)	-	(37)
Surrenders and withdrawals	(21)	(37)	(24)	(162)
Transfers between Divisions
(including fixed account), net	474	(115)	(157)	(508)
Increase (decrease) in net assets derived from
principal transactions	454	(155)	(180)	(646)
Total increase (decrease)	398	(284)	(307)	(1,734)
Net assets at December 31, 2008	$ 398	$ 256	$ 132	$ 1,173

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
	(Dollars in thousands)

	ING
	AllianceBernstein	ING American
	Mid Cap Growth	Funds Asset	ING American	ING American
	Portfolio - Service	Allocation	Funds Bond	Funds Growth
	Class	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2007	$ 34,265	$ -	$ -	$ 4,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(475)	-	-	(58)
Total realized gain (loss) on investments and
capital gains distributions	3,107	-	-	241
Net unrealized appreciation (depreciation)
of investments	225	-	-	222
Net increase (decrease) in net assets resulting
from operations	2,857	-	-	405
Changes from principal transactions:
Premiums	705	-	-	170
Death benefits	(429)	-	-	(69)
Surrenders and withdrawals	(1,544)	-	-	(201)
Transfers between Divisions
(including fixed account), net	(7,775)	-	-	924
Increase (decrease) in net assets derived from
principal transactions	(9,043)	-	-	824
Total increase (decrease)	(6,186)	-	-	1,229
Net assets at December 31, 2007	28,079	-	-	5,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(305)	-	(1)	(28)
Total realized gain (loss) on investments and
capital gains distributions	4,060	-	-	320
Net unrealized appreciation (depreciation)
of investments	(15,283)	(14)	(6)	(2,315)
Net increase (decrease) in net assets resulting
from operations	(11,528)	(14)	(7)	(2,023)
Changes from principal transactions:
Premiums	558	-	-	122
Death benefits	(202)	-	-	(47)
Surrenders and withdrawals	(882)	-	(4)	(236)
Transfers between Divisions
(including fixed account), net	(4,336)	53	281	(893)
Increase (decrease) in net assets derived from
principal transactions	(4,862)	53	277	(1,054)
Total increase (decrease)	(16,390)	39	270	(3,077)
Net assets at December 31, 2008	$ 11,689	$ 39	$ 270	$ 2,251

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING BlackRock
		ING American	Large Cap	ING BlackRock
	ING American	Funds	Growth	Large Cap
	Funds Growth-	International	Portfolio -	Value Portfolio -
	Income Portfolio	Portfolio	Service Class	Service Class
Net assets at January 1, 2007	$ 2,370	$ 4,297	$ 706	$ 212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(30)	(10)	(2)
Total realized gain (loss) on investments and
capital gains distributions	182	391	52	22
Net unrealized appreciation (depreciation)
of investments	(119)	428	(4)	(9)
Net increase (decrease) in net assets resulting
from operations	49	789	38	11
Changes from principal transactions:
Premiums	79	227	31	1
Death benefits	(44)	(106)	(29)	-
Surrenders and withdrawals	(142)	(242)	(60)	(11)
Transfers between Divisions
(including fixed account), net	398	1,056	(174)	(42)
Increase (decrease) in net assets derived from
principal transactions	291	935	(232)	(52)
Total increase (decrease)	340	1,724	(194)	(41)
Net assets at December 31, 2007	2,710	6,021	512	171

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	13	(6)	(1)
Total realized gain (loss) on investments and
capital gains distributions	34	389	21	1
Net unrealized appreciation (depreciation)
of investments	(976)	(2,716)	(188)	(40)
Net increase (decrease) in net assets resulting
from operations	(945)	(2,314)	(173)	(40)
Changes from principal transactions:
Premiums	50	192	32	-
Death benefits	(56)	(8)	(9)	(19)
Surrenders and withdrawals	(150)	(216)	(23)	(3)
Transfers between Divisions
(including fixed account), net	(254)	(1,092)	(102)	(57)
Increase (decrease) in net assets derived from
principal transactions	(410)	(1,124)	(102)	(79)
Total increase (decrease)	(1,355)	(3,438)	(275)	(119)
Net assets at December 31, 2008	$ 1,355	$ 2,583	$ 237	$ 52

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Capital
	Guardian U.S.	ING	ING Evergreen	ING Evergreen
	Equities	EquitiesPlus	Health Sciences	Omega
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 6,818	$ 2,697	$ 226	$ 2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	54	(3)	-
Total realized gain (loss) on investments and
capital gains distributions	865	184	27	-
Net unrealized appreciation (depreciation)
of investments	(832)	(186)	(12)	-
Net increase (decrease) in net assets resulting
from operations	(21)	52	12	-
Changes from principal transactions:
Premiums	152	49	8	-
Death benefits	(49)	(21)	(17)	-
Surrenders and withdrawals	(374)	(117)	(30)	-
Transfers between Divisions
(including fixed account), net	(2,125)	(558)	(33)	-
Increase (decrease) in net assets derived from
principal transactions	(2,396)	(647)	(72)	-
Total increase (decrease)	(2,417)	(595)	(60)	-
Net assets at December 31, 2007	4,401	2,102	166	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	135	(4)	-
Total realized gain (loss) on investments and
capital gains distributions	(587)	(383)	(23)	-
Net unrealized appreciation (depreciation)
of investments	(44)	(26)	(82)	-
Net increase (decrease) in net assets resulting
from operations	(612)	(274)	(109)	-
Changes from principal transactions:
Premiums	47	17	12	-
Death benefits	(13)	(10)	-	-
Surrenders and withdrawals	(120)	(67)	(6)	-
Transfers between Divisions
(including fixed account), net	(3,703)	(1,768)	206	(2)
Increase (decrease) in net assets derived from
principal transactions	(3,789)	(1,828)	212	(2)
Total increase (decrease)	(4,401)	(2,102)	103	(2)
Net assets at December 31, 2008	$ -	$ -	$ 269	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING Franklin
				Templeton
	ING FMRSM	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 5,197	$ 233	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(214)	(2)	(2)	(3)
Total realized gain (loss) on investments and
capital gains distributions	551	18	(4)	-
Net unrealized appreciation (depreciation)
of investments	928	(29)	1	(8)
Net increase (decrease) in net assets resulting
from operations	1,265	(13)	(5)	(11)
Changes from principal transactions:
Premiums	522	19	-	4
Death benefits	(40)	-	-	-
Surrenders and withdrawals	(669)	(37)	(22)	(12)
Transfers between Divisions
(including fixed account), net	12,052	726	366	540
Increase (decrease) in net assets derived from
principal transactions	11,865	708	344	532
Total increase (decrease)	13,130	695	339	521
Net assets at December 31, 2007	18,327	928	339	521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(126)	12	2	(6)
Total realized gain (loss) on investments and
capital gains distributions	708	(108)	(40)	(34)
Net unrealized appreciation (depreciation)
of investments	(6,952)	(177)	(62)	(118)
Net increase (decrease) in net assets resulting
from operations	(6,370)	(273)	(100)	(158)
Changes from principal transactions:
Premiums	533	14	-	6
Death benefits	(77)	(2)	-	(6)
Surrenders and withdrawals	(700)	(39)	(26)	(49)
Transfers between Divisions
(including fixed account), net	(2,921)	23	(89)	(54)
Increase (decrease) in net assets derived from
principal transactions	(3,165)	(4)	(115)	(103)
Total increase (decrease)	(9,535)	(277)	(215)	(261)
Net assets at December 31, 2008	$ 8,792	$ 651	$ 124	$ 260

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
				International
	ING Global	ING Global	ING Global	Growth
	Real Estate	Resources	Technology	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 84	$ 3,760	$ 56	$ 15,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(61)	(1)	(57)
Total realized gain (loss) on investments and
capital gains distributions	12	672	4	3,015
Net unrealized appreciation (depreciation)
of investments	(91)	496	-	(740)
Net increase (decrease) in net assets resulting
from operations	(71)	1,107	3	2,218
Changes from principal transactions:
Premiums	9	74	-	123
Death benefits	-	(68)	(8)	(96)
Surrenders and withdrawals	(23)	(207)	(24)	(694)
Transfers between Divisions
(including fixed account), net	569	169	43	(3,085)
Increase (decrease) in net assets derived from
principal transactions	555	(32)	11	(3,752)
Total increase (decrease)	484	1,075	14	(1,534)
Net assets at December 31, 2007	568	4,835	70	13,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	7	-	(37)
Total realized gain (loss) on investments and
capital gains distributions	(88)	767	(3)	2,664
Net unrealized appreciation (depreciation)
of investments	(61)	(2,837)	(1)	(8,814)
Net increase (decrease) in net assets resulting
from operations	(154)	(2,063)	(4)	(6,187)
Changes from principal transactions:
Premiums	12	126	-	1
Death benefits	-	(64)	-	(92)
Surrenders and withdrawals	(20)	(223)	(1)	(449)
Transfers between Divisions
(including fixed account), net	(220)	34	(65)	(1,881)
Increase (decrease) in net assets derived from
principal transactions	(228)	(127)	(66)	(2,421)
Total increase (decrease)	(382)	(2,190)	(70)	(8,608)
Net assets at December 31, 2008	$ 186	$ 2,645	$ -	$ 4,938

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING JPMorgan	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Small Cap Core	Value
	Contrarian	Markets Equity	Equity	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 509	$ 5,079	$ 545	$ 193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	(31)	(7)	(1)
Total realized gain (loss) on investments and
capital gains distributions	220	774	42	20
Net unrealized appreciation (depreciation)
of investments	81	998	(54)	(23)
Net increase (decrease) in net assets resulting
from operations	253	1,741	(19)	(4)
Changes from principal transactions:
Premiums	71	103	12	3
Death benefits	(18)	(110)	-	-
Surrenders and withdrawals	(98)	(330)	(15)	(9)
Transfers between Divisions
(including fixed account), net	3,699	372	(28)	(84)
Increase (decrease) in net assets derived from
principal transactions	3,654	35	(31)	(90)
Total increase (decrease)	3,907	1,776	(50)	(94)
Net assets at December 31, 2007	4,416	6,855	495	99

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	44	(4)	1
Total realized gain (loss) on investments and
capital gains distributions	(3)	888	4	1
Net unrealized appreciation (depreciation)
of investments	(1,907)	(4,317)	(124)	(32)
Net increase (decrease) in net assets resulting
from operations	(1,942)	(3,385)	(124)	(30)
Changes from principal transactions:
Premiums	93	153	6	-
Death benefits	(15)	(7)	-	-
Surrenders and withdrawals	(196)	(468)	(26)	(2)
Transfers between Divisions
(including fixed account), net	(712)	(480)	(115)	(26)
Increase (decrease) in net assets derived from
principal transactions	(830)	(802)	(135)	(28)
Total increase (decrease)	(2,772)	(4,187)	(259)	(58)
Net assets at December 31, 2008	$ 1,644	$ 2,668	$ 236	$ 41

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING LifeStyle
	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle
	Foreign	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 2,275	$ 765	$ 2,991	$ 6,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(11)	(36)	(49)
Total realized gain (loss) on investments and
capital gains distributions	359	43	211	309
Net unrealized appreciation (depreciation)
of investments	25	(81)	(153)	(119)
Net increase (decrease) in net assets resulting
from operations	347	(49)	22	141
Changes from principal transactions:
Premiums	70	11	118	291
Death benefits	(17)	(20)	-	(26)
Surrenders and withdrawals	(152)	(14)	(166)	(401)
Transfers between Divisions
(including fixed account), net	543	(69)	1,278	1,989
Increase (decrease) in net assets derived from
principal transactions	444	(92)	1,230	1,853
Total increase (decrease)	791	(141)	1,252	1,994
Net assets at December 31, 2007	3,066	624	4,243	8,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	(6)	1	5
Total realized gain (loss) on investments and
capital gains distributions	193	64	239	242
Net unrealized appreciation (depreciation)
of investments	(1,411)	(364)	(1,834)	(3,083)
Net increase (decrease) in net assets resulting
from operations	(1,253)	(306)	(1,594)	(2,836)
Changes from principal transactions:
Premiums	101	3	104	231
Death benefits	(27)	-	-	-
Surrenders and withdrawals	(223)	(34)	(202)	(385)
Transfers between Divisions
(including fixed account), net	(277)	(63)	(527)	(812)
Increase (decrease) in net assets derived from
principal transactions	(426)	(94)	(625)	(966)
Total increase (decrease)	(1,679)	(400)	(2,219)	(3,802)
Net assets at December 31, 2008	$ 1,387	$ 224	$ 2,024	$ 4,468

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING Limited	ING Liquid
	Growth	Moderate	Maturity Bond	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 4,770	$ 3,148	$ 9,999	$ 11,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(1)	38	(132)
Total realized gain (loss) on investments and
capital gains distributions	271	245	(153)	-
Net unrealized appreciation (depreciation)
of investments	(124)	(108)	475	-
Net increase (decrease) in net assets resulting
from operations	131	136	360	(132)
Changes from principal transactions:
Premiums	121	67	44	341
Death benefits	-	-	(158)	(636)
Surrenders and withdrawals	(689)	(242)	(500)	(72,544)
Transfers between Divisions
(including fixed account), net	1,985	900	(1,618)	72,731
Increase (decrease) in net assets derived from
principal transactions	1,417	725	(2,232)	(108)
Total increase (decrease)	1,548	861	(1,872)	(240)
Net assets at December 31, 2007	6,318	4,009	8,127	10,985

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	13	355	(272)
Total realized gain (loss) on investments and
capital gains distributions	227	(45)	(74)	-
Net unrealized appreciation (depreciation)
of investments	(1,965)	(942)	(384)	-
Net increase (decrease) in net assets resulting
from operations	(1,721)	(974)	(103)	(272)
Changes from principal transactions:
Premiums	102	12	3	272
Death benefits	(64)	-	(265)	(180)
Surrenders and withdrawals	(245)	(247)	(467)	(75,758)
Transfers between Divisions
(including fixed account), net	(850)	(331)	(1,301)	81,831
Increase (decrease) in net assets derived from
principal transactions	(1,057)	(566)	(2,030)	6,165
Total increase (decrease)	(2,778)	(1,540)	(2,133)	5,893
Net assets at December 31, 2008	$ 3,540	$ 2,469	$ 5,994	$ 16,878

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Lord		ING Marsico
	Abbett	ING Marsico	International	ING MFS Total
	Affiliated	Growth	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 1,672	$ 37,748	$ 232	$ 105,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(546)	(2)	1,214
Total realized gain (loss) on investments and
capital gains distributions	191	1,768	34	8,691
Net unrealized appreciation (depreciation)
of investments	(142)	2,890	7	(7,152)
Net increase (decrease) in net assets resulting
from operations	50	4,112	39	2,753
Changes from principal transactions:
Premiums	20	1,207	36	1,758
Death benefits	(7)	(253)	-	(883)
Surrenders and withdrawals	(113)	(1,582)	(25)	(5,616)
Transfers between Divisions
(including fixed account), net	(429)	(8,469)	197	(19,166)
Increase (decrease) in net assets derived from
principal transactions	(529)	(9,097)	208	(23,907)
Total increase (decrease)	(479)	(4,985)	247	(21,154)
Net assets at December 31, 2007	1,193	32,763	479	84,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(258)	(1)	2,771
Total realized gain (loss) on investments and
capital gains distributions	66	682	(8)	5,271
Net unrealized appreciation (depreciation)
of investments	(461)	(12,556)	(212)	(25,211)
Net increase (decrease) in net assets resulting
from operations	(388)	(12,132)	(221)	(17,169)
Changes from principal transactions:
Premiums	2	968	10	1,231
Death benefits	(11)	(278)	(3)	(1,183)
Surrenders and withdrawals	(79)	(1,163)	(30)	(4,014)
Transfers between Divisions
(including fixed account), net	(192)	(4,194)	(57)	(13,203)
Increase (decrease) in net assets derived from
principal transactions	(280)	(4,667)	(80)	(17,169)
Total increase (decrease)	(668)	(16,799)	(301)	(34,338)
Net assets at December 31, 2008	$ 525	$ 15,964	$ 178	$ 50,234

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING
	ING MFS	ING Mid Cap	Oppenheimer	ING PIMCO
	Utilities	Growth	Main Street	Core Bond
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 1,060	$ 53,828	$ 90,010	$ 6,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(738)	(452)	115
Total realized gain (loss) on investments and
capital gains distributions	236	(4,507)	(795)	32
Net unrealized appreciation (depreciation)
of investments	123	5,419	3,960	296
Net increase (decrease) in net assets resulting
from operations	347	174	2,713	443
Changes from principal transactions:
Premiums	39	1,177	1,269	125
Death benefits	(45)	(475)	(819)	(102)
Surrenders and withdrawals	(104)	(1,991)	(3,539)	(334)
Transfers between Divisions
(including fixed account), net	1,011	(11,638)	(17,547)	(676)
Increase (decrease) in net assets derived from
principal transactions	901	(12,927)	(20,636)	(987)
Total increase (decrease)	1,248	(12,753)	(17,923)	(544)
Net assets at December 31, 2007	2,308	41,075	72,087	6,265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(148)	523	102
Total realized gain (loss) on investments and
capital gains distributions	248	(10,201)	(5,629)	141
Net unrealized appreciation (depreciation)
of investments	(1,169)	6,493	(20,351)	(84)
Net increase (decrease) in net assets resulting
from operations	(891)	(3,856)	(25,457)	159
Changes from principal transactions:
Premiums	64	335	939	103
Death benefits	(34)	(118)	(577)	(82)
Surrenders and withdrawals	(84)	(442)	(2,272)	(365)
Transfers between Divisions
(including fixed account), net	(38)	(36,994)	(8,993)	568
Increase (decrease) in net assets derived from
principal transactions	(92)	(37,219)	(10,903)	224
Total increase (decrease)	(983)	(41,075)	(36,360)	383
Net assets at December 31, 2008	$ 1,325	$ -	$ 35,727	$ 6,648

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 4,232	$ 65	$ 358	$ 34,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	200	(1)	(6)	89
Total realized gain (loss) on investments and
capital gains distributions	(16)	7	91	5,377
Net unrealized appreciation (depreciation)
of investments	(123)	(5)	(78)	(4,439)
Net increase (decrease) in net assets resulting
from operations	61	1	7	1,027
Changes from principal transactions:
Premiums	62	3	10	974
Death benefits	(55)	-	-	(583)
Surrenders and withdrawals	(174)	(2)	(16)	(1,799)
Transfers between Divisions
(including fixed account), net	(578)	(19)	208	(3,797)
Increase (decrease) in net assets derived from
principal transactions	(745)	(18)	202	(5,205)
Total increase (decrease)	(684)	(17)	209	(4,178)
Net assets at December 31, 2007	3,548	48	567	30,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	188	-	5	597
Total realized gain (loss) on investments and
capital gains distributions	(166)	(4)	(131)	3,457
Net unrealized appreciation (depreciation)
of investments	(685)	(13)	(615)	(11,643)
Net increase (decrease) in net assets resulting
from operations	(663)	(17)	(741)	(7,589)
Changes from principal transactions:
Premiums	19	1	23	755
Death benefits	(69)	-	(3)	(342)
Surrenders and withdrawals	(122)	(9)	(42)	(1,395)
Transfers between Divisions
(including fixed account), net	(829)	(1)	1,891	(4,499)
Increase (decrease) in net assets derived from
principal transactions	(1,001)	(9)	1,869	(5,481)
Total increase (decrease)	(1,664)	(26)	1,128	(13,070)
Net assets at December 31, 2008	$ 1,884	$ 22	$ 1,695	$ 17,122

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe		ING Van	ING Van
	Price Equity	ING Templeton	Kampen Capital	Kampen Global
	Income	Global Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 8,221	$ 3,932	$ 30	$ 529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(17)	-	(10)
Total realized gain (loss) on investments and
capital gains distributions	795	361	3	66
Net unrealized appreciation (depreciation)
of investments	(614)	(281)	-	(14)
Net increase (decrease) in net assets resulting
from operations	170	63	3	42
Changes from principal transactions:
Premiums	227	170	1	11
Death benefits	(33)	(54)	-	-
Surrenders and withdrawals	(383)	(170)	-	(22)
Transfers between Divisions
(including fixed account), net	(1,445)	(987)	(21)	72
Increase (decrease) in net assets derived from
principal transactions	(1,634)	(1,041)	(20)	61
Total increase (decrease)	(1,464)	(978)	(17)	103
Net assets at December 31, 2007	6,757	2,954	13	632

Increase (decrease) in net assets
Operations:
Net investment income (loss)	124	(12)	(1)	1
Total realized gain (loss) on investments and
capital gains distributions	359	132	(8)	29
Net unrealized appreciation (depreciation)
of investments	(2,645)	(1,126)	(27)	(198)
Net increase (decrease) in net assets resulting
from operations	(2,162)	(1,006)	(36)	(168)
Changes from principal transactions:
Premiums	186	112	1	6
Death benefits	(37)	(13)	-	(68)
Surrenders and withdrawals	(208)	(112)	-	(29)
Transfers between Divisions
(including fixed account), net	(1,171)	(630)	55	(22)
Increase (decrease) in net assets derived from
principal transactions	(1,230)	(643)	56	(113)
Total increase (decrease)	(3,392)	(1,649)	20	(281)
Net assets at December 31, 2008	$ 3,365	$ 1,305	$ 33	$ 351

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Van			ING VP Index
	Kampen	ING Van	ING Van	Plus
	Growth and	Kampen Large	Kampen Real	International
	Income	Cap Growth	Estate	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 37,434	$ 6	$ 14,016	$ 213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(42)	(3)
Total realized gain (loss) on investments and
capital gains distributions	3,218	-	3,470	34
Net unrealized appreciation (depreciation)
of investments	(2,631)	-	(5,287)	(16)
Net increase (decrease) in net assets resulting
from operations	574	-	(1,859)	15
Changes from principal transactions:
Premiums	889	1	258	1
Death benefits	(205)	-	(185)	-
Surrenders and withdrawals	(1,632)	-	(555)	(35)
Transfers between Divisions
(including fixed account), net	(7,844)	7	(4,892)	(63)
Increase (decrease) in net assets derived from
principal transactions	(8,792)	8	(5,374)	(97)
Total increase (decrease)	(8,218)	8	(7,233)	(82)
Net assets at December 31, 2007	29,216	14	6,783	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	467	-	(20)	4
Total realized gain (loss) on investments and
capital gains distributions	1,299	(1)	415	1
Net unrealized appreciation (depreciation)
of investments	(10,288)	(1)	(2,352)	(50)
Net increase (decrease) in net assets resulting
from operations	(8,522)	(2)	(1,957)	(45)
Changes from principal transactions:
Premiums	683	-	73	-
Death benefits	(319)	-	(68)	-
Surrenders and withdrawals	(1,230)	-	(190)	(13)
Transfers between Divisions
(including fixed account), net	(4,513)	(12)	(2,023)	(31)
Increase (decrease) in net assets derived from
principal transactions	(5,379)	(12)	(2,208)	(44)
Total increase (decrease)	(13,901)	(14)	(4,165)	(89)
Net assets at December 31, 2008	$ 15,315	$ -	$ 2,618	$ 42

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Wells	ING Wells	ING Baron
	Fargo	Fargo Small	Small Cap	ING Columbia
	Disciplined	Cap Disciplined	Growth	Small Cap Value
	Value Portfolio -	Portfolio -	Portfolio -	II Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 3,520	$ 96	$ 522	$ 267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(2)	(9)	(6)
Total realized gain (loss) on investments and
capital gains distributions	328	3	40	21
Net unrealized appreciation (depreciation)
of investments	(454)	(7)	(10)	(11)
Net increase (decrease) in net assets resulting
from operations	(146)	(6)	21	4
Changes from principal transactions:
Premiums	118	2	8	20
Death benefits	(7)	-	(8)	(5)
Surrenders and withdrawals	(157)	(11)	(33)	(4)
Transfers between Divisions
(including fixed account), net	(562)	14	116	157
Increase (decrease) in net assets derived from
principal transactions	(608)	5	83	168
Total increase (decrease)	(754)	(1)	104	172
Net assets at December 31, 2007	2,766	95	626	439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	-	(7)	(6)
Total realized gain (loss) on investments and
capital gains distributions	357	(3)	(5)	(67)
Net unrealized appreciation (depreciation)
of investments	(626)	(23)	(231)	(127)
Net increase (decrease) in net assets resulting
from operations	(237)	(26)	(243)	(200)
Changes from principal transactions:
Premiums	6	-	12	17
Death benefits	(46)	-	-	-
Surrenders and withdrawals	(89)	(4)	(12)	(9)
Transfers between Divisions
(including fixed account), net	(2,400)	(25)	(51)	122
Increase (decrease) in net assets derived from
principal transactions	(2,529)	(29)	(51)	130
Total increase (decrease)	(2,766)	(55)	(294)	(70)
Net assets at December 31, 2008	$ -	$ 40	$ 332	$ 369

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING Legg
				Mason Partners
	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive
	York Venture	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 239	$ 629	$ -	$ 68

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	-	(1)
Total realized gain (loss) on investments and
capital gains distributions	8	78	-	2
Net unrealized appreciation (depreciation)
of investments	4	(33)	-	(2)
Net increase (decrease) in net assets resulting
from operations	8	45	-	(1)
Changes from principal transactions:
Premiums	5	7	-	1
Death benefits	(14)	(29)	-	-
Surrenders and withdrawals	(12)	(60)	-	(12)
Transfers between Divisions
(including fixed account), net	133	(192)	-	(10)
Increase (decrease) in net assets derived from
principal transactions	112	(274)	-	(21)
Total increase (decrease)	120	(229)	-	(22)
Net assets at December 31, 2007	359	400	-	46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	9	1	-
Total realized gain (loss) on investments and
capital gains distributions	(26)	35	(15)	(3)
Net unrealized appreciation (depreciation)
of investments	(104)	(56)	-	(8)
Net increase (decrease) in net assets resulting
from operations	(132)	(12)	(14)	(11)
Changes from principal transactions:
Premiums	4	1	-	-
Death benefits	(6)	-	-	-
Surrenders and withdrawals	(5)	(12)	-	-
Transfers between Divisions
(including fixed account), net	(68)	(377)	28	(23)
Increase (decrease) in net assets derived from
principal transactions	(75)	(388)	28	(23)
Total increase (decrease)	(207)	(400)	14	(34)
Net assets at December 31, 2008	$ 152	$ -	$ 14	$ 12

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Neuberger	ING Neuberger	ING	ING T. Rowe
	Berman	Berman	Oppenheimer	Price Growth
	Partners	Regency	Global	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 1,659	$ 55	$ 399	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	84	6	55	1
Net unrealized appreciation (depreciation)
of investments	44	(5)	(34)	-
Net increase (decrease) in net assets resulting
from operations	108	1	19	1
Changes from principal transactions:
Premiums	25	2	13	-
Death benefits	(3)	-	-	-
Surrenders and withdrawals	(92)	(3)	(31)	-
Transfers between Divisions
(including fixed account), net	(415)	17	162	11
Increase (decrease) in net assets derived from
principal transactions	(485)	16	144	11
Total increase (decrease)	(377)	17	163	12
Net assets at December 31, 2007	1,282	72	562	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	-	3	-
Total realized gain (loss) on investments and
capital gains distributions	(33)	(7)	24	(11)
Net unrealized appreciation (depreciation)
of investments	(538)	6	(241)	(3)
Net increase (decrease) in net assets resulting
from operations	(585)	(1)	(214)	(14)
Changes from principal transactions:
Premiums	1	5	23	-
Death benefits	(11)	-	-	-
Surrenders and withdrawals	(23)	-	(16)	(4)
Transfers between Divisions
(including fixed account), net	(157)	(76)	(73)	10
Increase (decrease) in net assets derived from
principal transactions	(190)	(71)	(66)	6
Total increase (decrease)	(775)	(72)	(280)	(8)
Net assets at December 31, 2008	$ 507	$ -	$ 282	$ 4

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van
	ING Templeton	Large Cap	Kampen	Kampen Equity
	Foreign Equity	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 41	$ 156	$ 732	$ 232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	(1)	1
Total realized gain (loss) on investments and
capital gains distributions	19	7	47	8
Net unrealized appreciation (depreciation)
of investments	3	(6)	(80)	(8)
Net increase (decrease) in net assets resulting
from operations	20	-	(34)	1
Changes from principal transactions:
Premiums	2	2	9	7
Death benefits	(5)	-	(37)	-
Surrenders and withdrawals	(5)	(5)	(44)	(7)
Transfers between Divisions
(including fixed account), net	266	(21)	86	202
Increase (decrease) in net assets derived from
principal transactions	258	(24)	14	202
Total increase (decrease)	278	(24)	(20)	203
Net assets at December 31, 2007	319	132	712	435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	6	11
Total realized gain (loss) on investments and
capital gains distributions	(63)	(1)	(28)	(10)
Net unrealized appreciation (depreciation)
of investments	(146)	(41)	(147)	(102)
Net increase (decrease) in net assets resulting
from operations	(207)	(42)	(169)	(101)
Changes from principal transactions:
Premiums	4	-	-	2
Death benefits	-	(28)	(61)	(6)
Surrenders and withdrawals	(24)	(1)	(30)	(22)
Transfers between Divisions
(including fixed account), net	179	(9)	(216)	(57)
Increase (decrease) in net assets derived from
principal transactions	159	(38)	(307)	(83)
Total increase (decrease)	(48)	(80)	(476)	(184)
Net assets at December 31, 2008	$ 271	$ 52	$ 236	$ 251

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING BlackRock
	ING VP Growth	ING VP Growth		Global Science
	and Income	and Income	ING VP Global	and Technology
	Portfolio -	Portfolio -	Equity Dividend	Portfolio -
	Class I	Class S	Portfolio	Class S
Net assets at January 1, 2007	$ -	$ -	$ 672	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	262	-	19	-
Total realized gain (loss) on investments and
capital gains distributions	8	-	89	-
Net unrealized appreciation (depreciation)
of investments	25	-	(95)	-
Net increase (decrease) in net assets resulting
from operations	295	-	13	-
Changes from principal transactions:
Premiums	6	-	20	-
Death benefits	(4)	-	-	-
Surrenders and withdrawals	(83)	-	(15)	-
Transfers between Divisions
(including fixed account), net	22,788	4	(120)	-
Increase (decrease) in net assets derived from
principal transactions	22,707	4	(115)	-
Total increase (decrease)	23,002	4	(102)	-
Net assets at December 31, 2007	23,002	4	570	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	26	4	(1)
Total realized gain (loss) on investments and
capital gains distributions	(695)	(51)	18	(3)
Net unrealized appreciation (depreciation)
of investments	(7,114)	(773)	(49)	(19)
Net increase (decrease) in net assets resulting
from operations	(7,834)	(798)	(27)	(23)
Changes from principal transactions:
Premiums	38	1	-	-
Death benefits	(259)	(12)	-	-
Surrenders and withdrawals	(817)	(82)	(6)	-
Transfers between Divisions
(including fixed account), net	(2,738)	2,840	(537)	63
Increase (decrease) in net assets derived from
principal transactions	(3,776)	2,747	(543)	63
Total increase (decrease)	(11,610)	1,949	(570)	40
Net assets at December 31, 2008	$ 11,392	$ 1,953	$ -	$ 40

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

ING Lehman
Brothers U.S.
	ING	Aggregate Bond	ING Russell™	ING Russell™
	International	Index®	Large Cap	Mid Cap Index
	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-
Net increase (decrease) in net assets resulting
from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2007	-	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(2)	(1)	-	-
Net unrealized appreciation (depreciation)
of investments	-	1	(2)	(5)
Net increase (decrease) in net assets resulting
from operations	(2)	-	(2)	(5)
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(22)	-	-
Transfers between Divisions
(including fixed account), net	2	85	6	16
Increase (decrease) in net assets derived from
principal transactions	2	63	6	16
Total increase (decrease)	-	63	4	11
Net assets at December 31, 2008	$ -	$ 63	$ 4	$ 11

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Russell™	ING VP Index	ING VP Index	ING VP Index
	Small Cap Index	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ -	$ 330	$ 597	$ 1,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(8)	(16)
Total realized gain (loss) on investments and
capital gains distributions	-	10	44	114
Net unrealized appreciation (depreciation)
of investments	-	3	(22)	(179)
Net increase (decrease) in net assets resulting
from operations	-	12	14	(81)
Changes from principal transactions:
Premiums	-	6	14	52
Death benefits	-	-	-	(52)
Surrenders and withdrawals	-	(5)	(24)	(33)
Transfers between Divisions
(including fixed account), net	-	(53)	96	(53)
Increase (decrease) in net assets derived from
principal transactions	-	(52)	86	(86)
Total increase (decrease)	-	(40)	100	(167)
Net assets at December 31, 2007	-	290	697	1,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(1)	(6)
Total realized gain (loss) on investments and
capital gains distributions	(2)	15	1	(61)
Net unrealized appreciation (depreciation)
of investments	(9)	(136)	(224)	(202)
Net increase (decrease) in net assets resulting
from operations	(11)	(120)	(224)	(269)
Changes from principal transactions:
Premiums	-	1	8	16
Death benefits	-	-	-	-
Surrenders and withdrawals	(1)	(5)	(56)	(20)
Transfers between Divisions
(including fixed account), net	48	19	(117)	(282)
Increase (decrease) in net assets derived from
principal transactions	47	15	(165)	(286)
Total increase (decrease)	36	(105)	(389)	(555)
Net assets at December 31, 2008	$ 36	$ 185	$ 308	$ 468

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING
		WisdomTreeSM	ING VP	ING VP
	ING VP Small	Global High-	Financial	MidCap
	Company	Yielding Equity	Services	Opportunities
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ -	$ -	$ 41	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	13	-
Net unrealized appreciation (depreciation)
of investments	-	-	(40)	-
Net increase (decrease) in net assets resulting
from operations	-	-	(26)	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	155	-
Increase (decrease) in net assets derived from
principal transactions	-	-	155	-
Total increase (decrease)	-	-	129	-
Net assets at December 31, 2007	-	-	170	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	1	(319)
Total realized gain (loss) on investments and
capital gains distributions	(1)	(2)	(63)	(478)
Net unrealized appreciation (depreciation)
of investments	(8)	(26)	36	(10,595)
Net increase (decrease) in net assets resulting
from operations	(9)	(26)	(26)	(11,392)
Changes from principal transactions:
Premiums	-	1	-	576
Death benefits	-	-	-	(135)
Surrenders and withdrawals	-	(1)	-	(814)
Transfers between Divisions
(including fixed account), net	39	90	(144)	31,462
Increase (decrease) in net assets derived from
principal transactions	39	90	(144)	31,089
Total increase (decrease)	30	64	(170)	19,697
Net assets at December 31, 2008	$ 30	$ 64	$ -	$ 19,697

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Legg Mason
			Partners
	ING VP		Variable	Legg Mason
	SmallCap	ING VP	International All	Partners
	Opportunities	Intermediate	Cap	Variable
	Portfolio -	Bond Portfolio -	Opportunity	Investors
	Class S	Class S	Portfolio	Portfolio
Net assets at January 1, 2007	$ 79	$ 946	$ 10,469	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	28	(62)	30
Total realized gain (loss) on investments and
capital gains distributions	6	3	4,743	699
Net unrealized appreciation (depreciation)
of investments	2	9	(4,191)	(1,419)
Net increase (decrease) in net assets resulting
from operations	7	40	490	(690)
Changes from principal transactions:
Premiums	1	17	24	24
Death benefits	-	(45)	(111)	(546)
Surrenders and withdrawals	(1)	(78)	(395)	(741)
Transfers between Divisions
(including fixed account), net	(21)	347	(1,862)	27,244
Increase (decrease) in net assets derived from
principal transactions	(21)	241	(2,344)	25,981
Total increase (decrease)	(14)	281	(1,854)	25,291
Net assets at December 31, 2007	65	1,227	8,615	25,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	54	24	(55)
Total realized gain (loss) on investments and
capital gains distributions	8	(11)	(2,875)	(649)
Net unrealized appreciation (depreciation)
of investments	(16)	(198)	(534)	(7,598)
Net increase (decrease) in net assets resulting
from operations	(8)	(155)	(3,385)	(8,302)
Changes from principal transactions:
Premiums	1	19	25	42
Death benefits	(33)	-	(117)	(572)
Surrenders and withdrawals	-	(160)	(197)	(803)
Transfers between Divisions
(including fixed account), net	(15)	265	(1,015)	(2,648)
Increase (decrease) in net assets derived from
principal transactions	(47)	124	(1,304)	(3,981)
Total increase (decrease)	(55)	(31)	(4,689)	(12,283)
Net assets at December 31, 2008	$ 10	$ 1,196	$ 3,926	$ 13,008

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners	Legg Mason
	Variable	Variable	Variable	Partners
	Lifestyle	Lifestyle	Lifestyle	Variable High
	Allocation 50%	Allocation 70%	Allocation 85%	Income Portfolio
Net assets at January 1, 2007	$ 26,860	$ 21,955	$ 14,226	$ 8,391

Increase (decrease) in net assets
Operations:
Net investment income (loss)	466	206	(15)	489
Total realized gain (loss) on investments and
capital gains distributions	486	(288)	640	253
Net unrealized appreciation (depreciation)
of investments	(484)	616	(308)	(791)
Net increase (decrease) in net assets resulting
from operations	468	534	317	(49)
Changes from principal transactions:
Premiums	38	70	49	23
Death benefits	(782)	(83)	(77)	(489)
Surrenders and withdrawals	(1,364)	(1,018)	(694)	(310)
Transfers between Divisions
(including fixed account), net	(2,750)	(3,116)	(2,383)	(938)
Increase (decrease) in net assets derived from
principal transactions	(4,858)	(4,147)	(3,105)	(1,714)
Total increase (decrease)	(4,390)	(3,613)	(2,788)	(1,763)
Net assets at December 31, 2007	22,470	18,342	11,438	6,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	297	91	5	435
Total realized gain (loss) on investments and
capital gains distributions	55	(592)	(519)	(91)
Net unrealized appreciation (depreciation)
of investments	(5,687)	(4,791)	(3,382)	(2,010)
Net increase (decrease) in net assets resulting
from operations	(5,335)	(5,292)	(3,896)	(1,666)
Changes from principal transactions:
Premiums	79	47	33	37
Death benefits	(180)	(153)	(108)	(426)
Surrenders and withdrawals	(977)	(497)	(246)	(209)
Transfers between Divisions
(including fixed account), net	(4,028)	(3,255)	(1,472)	(1,026)
Increase (decrease) in net assets derived from
principal transactions	(5,106)	(3,858)	(1,793)	(1,624)
Total increase (decrease)	(10,441)	(9,150)	(5,689)	(3,290)
Net assets at December 31, 2008	$ 12,029	$ 9,192	$ 5,749	$ 3,338

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

Legg Mason
Partners
Variable Money
Market
Portfolio
Net assets at January 1, 2007	$ 3,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34
Total realized gain (loss) on investments and
capital gains distributions	-
Net unrealized appreciation (depreciation)
of investments	-
Net increase (decrease) in net assets resulting
from operations	34
Changes from principal transactions:
Premiums	3
Death benefits	(34)
Surrenders and withdrawals	(32,265)
Transfers between Divisions
(including fixed account), net	32,119
Increase (decrease) in net assets derived from
principal transactions	(177)
Total increase (decrease)	(143)
Net assets at December 31, 2007	3,379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32
Total realized gain (loss) on investments and
capital gains distributions	-
Net unrealized appreciation (depreciation)
of investments	-
Net increase (decrease) in net assets resulting
from operations	32
Changes from principal transactions:
Premiums	2
Death benefits	(303)
Surrenders and withdrawals	(1,202)
Transfers between Divisions
(including fixed account), net	1,426
Increase (decrease) in net assets derived from
principal transactions	(77)
Total increase (decrease)	(45)
Net assets at December 31, 2008	$ 3,334

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

1.	Organization

ING USA Annuity and Life Insurance Company Separate Account EQ (the “Account”) was established by ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2008, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, 85 investment divisions (the “Divisions”), 11 of which invest in an independently managed mutual fund Portfolio and 74 of which invest in a mutual fund Portfolio managed by an affiliate, either Directed Services LLC, formerly Directed Services, Inc., (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated Series (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2008 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III**	ING BlackRock Large Cap Value Portfolio - Service
Columbia Variable Insurance Trust:	Class
Columbia Small Cap Value Fund, Variable Series -	ING Evergreen Health Sciences Portfolio - Service
Class B	Class
Fidelity® Variable Insurance Products:	ING FMRSM Diversified Mid Cap Portfolio - Service
Fidelity® VIP Equity-Income Portfolio - Service	Class
Class 2	ING Franklin Income Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Franklin Mutual Shares Portfolio - Service
Fidelity® VIP Contrafund® Portfolio - Service	Class*
Class 2	ING Franklin Templeton Founding Strategy
ING Investors Trust:	Portfolio - Service Class*
ING AllianceBernstein Mid Cap Growth Portfolio -	ING Global Real Estate Portfolio - Service Class
Service Class	ING Global Resources Portfolio - Service Class
ING American Funds Asset Allocation Portfolio**	ING International Growth Opportunities Portfolio -
ING American Funds Bond Portfolio**	Service Class
ING American Funds Growth Portfolio	ING Janus Contrarian Portfolio - Service Class
ING American Funds Growth-Income Portfolio	ING JPMorgan Emerging Markets Equity Portfolio -
ING American Funds International Portfolio	Service Class
ING BlackRock Large Cap Growth Portfolio - Service	ING JPMorgan Small Cap Core Equity Portfolio -
Class	Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING JPMorgan Value Opportunities Portfolio -	ING Neuberger Berman Partners Portfolio - Service
Service Class	Class
ING Julius Baer Foreign Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING LifeStyle Aggressive Growth Portfolio - Service	Class*
Class	ING Templeton Foreign Equity Portfolio - Service
ING LifeStyle Growth Portfolio - Service Class	Class
ING LifeStyle Moderate Growth Portfolio - Service	ING UBS U.S. Large Cap Equity Portfolio - Service
Class	Class
ING LifeStyle Moderate Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio -
ING Liquid Assets Portfolio - Service Class	Service Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING Variable Funds:
ING Marsico Growth Portfolio - Service Class	ING VP Growth and Income Portfolio - Class I*
ING Marsico International Opportunities Portfolio -	ING VP Growth and Income Portfolio - Class S*
Service Class	ING Variable Portfolios, Inc.:
ING MFS Total Return Portfolio - Service Class	ING BlackRock Global Science and Technology
ING MFS Utilities Portfolio - Service Class	Portfolio - Class S**
ING Oppenheimer Main Street Portfolio® - Service	ING Lehman Brothers U.S. Aggregate Bond Index®
Class	Portfolio - Class S**
ING PIMCO Core Bond Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class S**
ING PIMCO High Yield Portfolio - Service Class	ING RussellTM Mid Cap Index Portfolio - Class S**
ING Pioneer Fund Portfolio - Service Class	ING RussellTM Small Cap Index Portfolio - Class S**
ING Pioneer Mid Cap Value Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class S
ING T. Rowe Price Capital Appreciation Portfolio -	ING VP Index Plus MidCap Portfolio - Class S
Service Class	ING VP Index Plus SmallCap Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service	ING VP Small Company Portfolio - Class S**
Class	ING Wisdom TreeSM Global High-Yielding Equity
ING Templeton Global Growth Portfolio - Service	Index Portfolio - Class S**
Class	ING Variable Products Trust:
ING Van Kampen Capital Growth Portfolio - Service	ING VP MidCap Opportunities Portfolio - Class S**
Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Van Kampen Global Franchise Portfolio -	ING VP Intermediate Bond Portfolio:
Service Class	ING VP Intermediate Bond Portfolio - Class S
ING Van Kampen Growth and Income Portfolio -	Legg Mason Partners Variable Equity Trust:
Service Class	Legg Mason Partners Variable International All Cap
ING Van Kampen Real Estate Portfolio - Service	Opportunity Portfolio
Class	Legg Mason Partners Variable Investors Portfolio*
ING VP Index Plus International Equity Portfolio -	Legg Mason Partners Variable Lifestyle Allocation
Service Class	50%
ING Wells Fargo Small Cap Disciplined Portfolio -	Legg Mason Partners Variable Lifestyle Allocation
Service Class	70%
ING Partners, Inc.:	Legg Mason Partners Variable Lifestyle Allocation
ING Baron Small Cap Growth Portfolio - Service	85%
Class	Legg Mason Partners Variable Income Trust:
ING Columbia Small Cap Value II Portfolio - Service	Legg Mason Partners Variable High Income Portfolio
Class	Legg Mason Partners Variable Money Market
ING Davis New York Venture Portfolio - Service	Portfolio
Class
ING JPMorgan Mid Cap Value Portfolio - Service
Class**	* Division was added in 2007
ING Legg Mason Partners Aggressive Growth	** Division was added in 2008
Portfolio - Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class	ING FMRSM Large Cap Growth Portfolio - Service Class
ING Van Kampen Large Cap Growth Portfolio - Service Class	ING FMRSM Mid Cap Growth Portfolio - Service Class

During 2008, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING EquitiesPlus Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING Global Technology Portfolio - Service Class
ING Mid Cap Growth Portfolio - Service Class
ING Van Kampen Large Cap Growth Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Partners, Inc.:
ING JPMorgan International Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S

The following Division was available to contractowners during 2008 but had no net assets as of December 31, 2008:

ING Variable Portfolios, Inc.: ING International Index Portfolio - Class S

The following Divisions were available to contractowners during 2008 but had no activity as of December 31, 2008:

ING Investors Trust:
ING Focus 5 Portfolio - Service Class
ING Multi-Manager International Small Cap Portfolio - Class S

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

All Contracts in the Account are currently in the accumulation period.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and Liabilities.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

3.	Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level	3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.50% of premiums.

6. Related Party Transactions

During the year ended December 31, 2008, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, and ING VP Intermediate Bond Portfolio. The Trusts' advisory agreements provide for fees at annual rates up to 0.95% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	$ 500	$ 34	$ -	$ -
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	52	162	93	237
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	18	198	296	188
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	627	1,219	1,708	491
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	4,066	5,240	2,149	9,635
ING American Funds Asset Allocation Portfolio	54	-	-	-
ING American Funds Bond Portfolio	280	4	-	-
ING American Funds Growth Portfolio	811	1,605	1,831	1,029
ING American Funds Growth-Income Portfolio	442	774	1,241	909
ING American Funds International Portfolio	992	1,847	2,082	1,095
ING BlackRock Large Cap Growth Portfolio - Service Class	118	189	166	408
ING BlackRock Large Cap Value Portfolio - Service Class	4	80	71	119
ING Capital Guardian U.S. Equities Portfolio - Service Class	710	3,885	595	2,547
ING EquitiesPlus Portfolio - Service Class	274	1,844	247	712
ING Evergreen Health Sciences Portfolio - Service Class	530	310	96	166
ING Evergreen Omega Portfolio - Service Class	-	2	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,345	3,642	15,626	3,886
ING Franklin Income Portfolio - Service Class	644	630	895	188
ING Franklin Mutual Shares Portfolio - Service Class	80	194	424	82
ING Franklin Templeton Founding Strategy Portfolio - Service
Class	137	246	542	13
ING Global Real Estate Portfolio - Service Class	102	336	847	284
ING Global Resources Portfolio - Service Class	2,431	1,774	1,399	1,088
ING Global Technology Portfolio - Service Class	28	89	78	68
ING International Growth Opportunities Portfolio - Service Class	2,986	2,596	2,772	3,979
ING Janus Contrarian Portfolio - Service Class	810	1,251	4,433	752
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,274	1,731	1,393	1,376
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	69	173	270	280
ING JPMorgan Value Opportunities Portfolio - Service Class	9	29	135	219
ING Julius Baer Foreign Portfolio - Service Class	526	753	1,314	737
ING Legg Mason Value Portfolio - Service Class	108	114	152	245
ING LifeStyle Aggressive Growth Portfolio - Service Class	502	825	2,018	666
ING LifeStyle Growth Portfolio - Service Class	1,244	1,839	3,405	1,394
ING LifeStyle Moderate Growth Portfolio - Service Class	858	1,679	3,024	1,497
ING LifeStyle Moderate Portfolio - Service Class	1,053	1,496	2,482	1,687
ING Limited Maturity Bond Portfolio - Service Class	513	2,138	194	2,389

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Liquid Assets Portfolio - Service Class	$ 15,238	$ 9,341	$ 7,038	$ 7,279
ING Lord Abbett Affiliated Portfolio - Service Class	141	297	110	602
ING Marsico Growth Portfolio - Service Class	201	5,131	179	9,828
ING Marsico International Opportunities Portfolio - Service Class	240	283	347	126
ING MFS Total Return Portfolio - Service Class	10,424	18,414	7,794	25,539
ING MFS Utilities Portfolio - Service Class	863	695	1,546	599
ING Mid Cap Growth Portfolio - Service Class	-	37,394	10	13,686
ING Oppenheimer Main Street Portfolio® - Service Class	1,446	11,832	828	21,932
ING PIMCO Core Bond Portfolio - Service Class	2,589	2,210	1,141	2,014
ING PIMCO High Yield Portfolio - Service Class	352	1,165	1,013	1,541
ING Pioneer Fund Portfolio - Service Class	13	21	53	71
ING Pioneer Mid Cap Value Portfolio - Service Class	2,325	421	654	426
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	3,978	6,552	5,605	7,532
ING T. Rowe Price Equity Income Portfolio - Service Class	876	1,563	1,044	2,407
ING Templeton Global Growth Portfolio - Service Class	264	836	332	1,312
ING Van Kampen Capital Growth Portfolio - Service Class	92	35	15	35
ING Van Kampen Global Franchise Portfolio - Service Class	176	252	380	309
ING Van Kampen Growth and Income Portfolio - Service Class	2,776	5,799	2,944	9,558
ING Van Kampen Large Cap Growth Portfolio - Service Class	-	13	8	-
ING Van Kampen Real Estate Portfolio - Service Class	999	2,382	1,930	6,176
ING VP Index Plus International Equity Portfolio - Service Class	28	46	142	241
ING Wells Fargo Disciplined Value Portfolio - Service Class	62	2,561	102	731
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	11	30	61	58
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	215	257	279	205
ING Columbia Small Cap Value II Portfolio - Service Class	372	244	325	164
ING Davis New York Venture Portfolio - Service Class	96	171	209	100
ING JPMorgan International Portfolio - Service Class	262	435	42	316
ING JPMorgan Mid Cap Value Portfolio - Service Class	67	33	-	-
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	1	24	13	35
ING Neuberger Berman Partners Portfolio - Service Class	2	207	95	527
ING Neuberger Berman Regency Portfolio - Service Class	45	116	90	73
ING Oppenheimer Global Portfolio - Service Class	159	186	329	165
ING T. Rowe Price Growth Equity Portfolio - Service Class	36	28	37	25
ING Templeton Foreign Equity Portfolio - Service Class	612	452	626	367
ING UBS U.S. Large Cap Equity Portfolio - Service Class	1	40	13	38
ING Van Kampen Comstock Portfolio - Service Class	73	355	365	329
ING Van Kampen Equity and Income Portfolio - Service Class	84	135	245	37
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	275	4,077	23,669	688
ING VP Growth and Income Portfolio - Class S	2,970	195	4	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	$ 82	$ 546	$ 98	$ 142
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class S	78	16	-	-
ING International Index Portfolio - Class S	10	8	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class S	131	68	-	-
ING Russell™ Large Cap Index Portfolio - Class S	6	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	16	-	-	-
ING Russell™ Small Cap Index Portfolio - Class S	56	9	-	-
ING VP Index Plus LargeCap Portfolio - Class S	90	54	29	82
ING VP Index Plus MidCap Portfolio - Class S	176	260	337	211
ING VP Index Plus SmallCap Portfolio - Class S	122	360	263	247
ING VP Small Company Portfolio - Class S	51	12	-	-
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	106	14	-	-
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	52	189	191	25
ING VP MidCap Opportunities Portfolio - Class S	34,546	3,755	-	-
ING VP SmallCap Opportunities Portfolio - Class S	3	48	12	34
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	1,081	865	770	501
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	152	1,433	4,492	2,591
Legg Mason Partners Variable Investors Portfolio	884	4,354	31,000	4,283
Legg Mason Partners Variable Lifestyle Allocation 50%	1,358	5,577	1,043	5,227
Legg Mason Partners Variable Lifestyle Allocation 70%	333	4,089	843	4,464
Legg Mason Partners Variable Lifestyle Allocation 85%	202	1,931	1,062	3,323
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	558	1,749	664	1,888
Legg Mason Partners Variable Money Market Portfolio	1,352	1,397	1,372	1,516

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

8.	Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	55,383	5,528	49,855	-	-	-
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	220	14,072	(13,852)	1,540	16,929	(15,389)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	2,472	18,261	(15,789)	18,616	13,763	4,853
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	62,605	117,089	(54,484)	68,176	32,973	35,203
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	49,217	312,180	(262,963)	5,812	420,174	(414,362)
ING American Funds Asset Allocation Portfolio	5,420	5	5,415	-	-	-
ING American Funds Bond Portfolio	31,800	1,876	29,924	-	-	-
ING American Funds Growth Portfolio	64,858	150,390	(85,532)	129,383	72,880	56,503
ING American Funds Growth-Income Portfolio	39,936	77,863	(37,927)	90,040	68,982	21,058
ING American Funds International Portfolio	71,335	157,948	(86,613)	124,715	67,878	56,837
ING BlackRock Large Cap Growth Portfolio - Service Class	11,036	20,096	(9,060)	12,989	30,858	(17,869)
ING BlackRock Large Cap Value Portfolio - Service Class	-	6,843	(6,843)	4,957	8,524	(3,567)
ING Capital Guardian U.S. Equities Portfolio - Service Class	9,518	369,503	(359,985)	6,186	194,083	(187,897)
ING EquitiesPlus Portfolio - Service Class	2,920	196,166	(193,246)	3,405	61,192	(57,787)
ING Evergreen Health Sciences Portfolio - Service Class	44,032	28,039	15,993	6,891	12,498	(5,607)
ING Evergreen Omega Portfolio - Service Class	126	262	(136)	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	96,259	341,136	(244,877)	1,084,243	251,467	832,776
ING Franklin Income Portfolio - Service Class	69,469	68,948	521	78,839	16,232	62,607
ING Franklin Mutual Shares Portfolio - Service Class	8,391	19,892	(11,501)	35,184	6,633	28,551
ING Franklin Templeton Founding Strategy Portfolio - Service Class	16,976	28,466	(11,490)	55,392	1,169	54,223
ING Global Real Estate Portfolio - Service Class	18,072	37,981	(19,909)	59,548	20,044	39,504
ING Global Resources Portfolio - Service Class	46,971	53,036	(6,065)	24,631	26,860	(2,229)
ING Global Technology Portfolio - Service Class	2,006	7,261	(5,255)	5,931	5,258	673

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING International Growth Opportunities Portfolio - Service Class	11,256	201,374	(190,118)	878	254,907	(254,029)
ING Janus Contrarian Portfolio - Service Class	41,088	106,012	(64,924)	258,852	43,006	215,846
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	69,364	120,507	(51,143)	60,837	63,958	(3,121)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	3,688	15,756	(12,068)	17,818	20,458	(2,640)
ING JPMorgan Value Opportunities Portfolio - Service Class	-	2,475	(2,475)	9,969	17,253	(7,284)
ING Julius Baer Foreign Portfolio - Service Class	34,150	66,980	(32,830)	70,367	44,213	26,154
ING Legg Mason Value Portfolio - Service Class	1,844	12,024	(10,180)	11,550	19,112	(7,562)
ING LifeStyle Aggressive Growth Portfolio - Service Class	26,838	79,584	(52,746)	135,068	46,795	88,273
ING LifeStyle Growth Portfolio - Service Class	85,055	170,350	(85,295)	242,385	101,565	140,820
ING LifeStyle Moderate Growth Portfolio - Service Class	69,254	153,867	(84,613)	226,241	115,967	110,274
ING LifeStyle Moderate Portfolio - Service Class	94,849	146,093	(51,244)	195,900	134,365	61,535
ING Limited Maturity Bond Portfolio - Service Class	2,033	94,987	(92,954)	1,015	106,385	(105,370)
ING Liquid Assets Portfolio - Service Class	5,212,307	4,874,306	338,001	393,537	430,811	(37,274)
ING Lord Abbett Affiliated Portfolio - Service Class	518	25,910	(25,392)	3,937	41,287	(37,350)
ING Marsico Growth Portfolio - Service Class	82,028	376,322	(294,294)	12,377	522,357	(509,980)
ING Marsico International Opportunities Portfolio - Service Class	14,752	21,475	(6,723)	19,124	7,846	11,278
ING MFS Total Return Portfolio - Service Class	110,609	790,843	(680,234)	8,089	864,390	(856,301)
ING MFS Utilities Portfolio - Service Class	46,778	54,994	(8,216)	87,339	34,401	52,938
ING Mid Cap Growth Portfolio - Service Class	17,642	1,589,412	(1,571,770)	866	485,852	(484,986)
ING Oppenheimer Main Street Portfolio® - Service Class	84,396	600,689	(516,293)	1,194	814,352	(813,158)
ING PIMCO Core Bond Portfolio - Service Class	197,687	183,886	13,801	65,878	135,248	(69,370)
ING PIMCO High Yield Portfolio - Service Class	13,978	103,052	(89,074)	62,515	123,964	(61,449)
ING Pioneer Fund Portfolio - Service Class	858	1,898	(1,040)	3,935	5,415	(1,480)
ING Pioneer Mid Cap Value Portfolio - Service Class	204,494	44,760	159,734	47,513	32,033	15,480
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	56,285	183,281	(126,996)	39,028	144,886	(105,858)
ING T. Rowe Price Equity Income Portfolio - Service Class	19,127	60,570	(41,443)	19,505	65,235	(45,730)
ING Templeton Global Growth Portfolio - Service Class	16,213	44,712	(28,499)	8,796	46,862	(38,066)
ING Van Kampen Capital Growth Portfolio - Service Class	7,252	3,811	3,441	1,062	2,585	(1,523)
ING Van Kampen Global Franchise Portfolio - Service Class	11,820	21,547	(9,727)	26,717	22,406	4,311

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Growth and Income Portfolio - Service Class	40,313	234,594	(194,281)	8,218	275,308	(267,090)
ING Van Kampen Large Cap Growth Portfolio - Service Class	10	1,272	(1,262)	729	-	729
ING Van Kampen Real Estate Portfolio - Service Class	3,836	41,396	(37,560)	7,784	77,712	(69,928)
ING VP Index Plus International Equity Portfolio - Service Class	-	4,155	(4,155)	10,602	17,650	(7,048)
ING Wells Fargo Disciplined Value Portfolio - Service Class	612	114,448	(113,836)	3,188	26,876	(23,688)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	48	3,274	(3,226)	5,248	4,876	372
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	22,365	26,376	(4,011)	21,372	15,231	6,141
ING Columbia Small Cap Value II Portfolio - Service Class	47,705	35,132	12,573	31,249	14,849	16,400
ING Davis New York Venture Portfolio - Service Class	8,952	18,237	(9,285)	18,216	8,291	9,925
ING JPMorgan International Portfolio - Service Class	3,478	30,836	(27,358)	2,466	21,678	(19,212)
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,678	4,613	2,065	-	-	-
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	49	2,101	(2,052)	1,083	2,629	(1,546)
ING Neuberger Berman Partners Portfolio - Service Class	838	21,549	(20,711)	2,345	47,136	(44,791)
ING Neuberger Berman Regency Portfolio - Service Class	4,613	11,718	(7,105)	8,212	6,611	1,601
ING Oppenheimer Global Portfolio - Service Class	13,867	19,462	(5,595)	20,822	10,979	9,843
ING T. Rowe Price Growth Equity Portfolio - Service Class	3,609	4,103	(494)	3,570	2,390	1,180
ING Templeton Foreign Equity Portfolio - Service Class	56,367	45,116	11,251	50,829	29,389	21,440
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	3,536	(3,536)	929	2,760	(1,831)
ING Van Kampen Comstock Portfolio - Service Class	5,859	34,507	(28,648)	26,378	25,822	556
ING Van Kampen Equity and Income Portfolio - Service Class	4,655	12,988	(8,333)	18,976	2,763	16,213
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	23,815	471,393	(447,578)	2,375,214	64,564	2,310,650
ING VP Growth and Income Portfolio - Class S	349,169	28,978	320,191	366	-	366
ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	51	60,869	(60,818)	1,951	13,966	(12,015)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class S	7,745	1,810	5,935	-	-	-
ING International Index Portfolio - Class S	1,243	1,243	-	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class S	16,920	10,748	6,172	-	-	-
ING Russell™ Large Cap Index Portfolio - Class S	649	1	648	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	1,857	28	1,829	-	-	-
ING Russell™ Small Cap Index Portfolio - Class S	6,242	1,074	5,168	-	-	-
ING VP Index Plus LargeCap Portfolio - Class S	5,421	4,672	749	2,187	6,143	(3,956)
ING VP Index Plus MidCap Portfolio - Class S	8,792	24,041	(15,249)	21,495	15,472	6,023
ING VP Index Plus SmallCap Portfolio - Class S	11,836	37,987	(26,151)	12,011	18,308	(6,297)
ING VP Small Company Portfolio - Class S	7,674	3,487	4,187	-	-	-
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	12,346	1,770	10,576	-	-	-
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	4,116	18,889	(14,773)	13,441	1,722	11,719
ING VP MidCap Opportunities Portfolio - Class S	3,472,022	475,271	2,996,751	-	-	-
ING VP SmallCap Opportunities Portfolio - Class S	59	3,490	(3,431)	906	2,324	(1,418)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	100,983	91,528	9,455	69,335	46,896	22,439
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity Portfolio	11,109	96,644	(85,535)	6,135	134,274	(128,139)
Legg Mason Partners Variable Investors Portfolio	24,075	514,659	(490,584)	3,004,441	403,939	2,600,502
Legg Mason Partners Variable Lifestyle Allocation 50%	27,079	377,971	(350,892)	431	300,825	(300,394)
Legg Mason Partners Variable Lifestyle Allocation 70%	10,465	310,176	(299,711)	1,041	278,977	(277,936)
Legg Mason Partners Variable Lifestyle Allocation 85%	3,143	139,064	(135,921)	1,137	197,447	(196,310)
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	9,701	115,637	(105,936)	3,840	102,596	(98,756)
Legg Mason Partners Variable Money Market Portfolio	160,660	166,818	(6,158)	92,220	112,139	(19,919)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

9.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value
	BlackRock Global Allocation V.I. Fund - Class III
	Contracts in accumulation period:
	Equi-Select Separate Account A	49,854.872	$ 7.99	$ 398,340

	Columbia Small Cap Value Fund, Variable Series - Class B
	Contracts in accumulation period:
	Equi-Select Separate Account A	28,159.864	$ 9.10	$ 256,255

	Fidelity® VIP Equity-Income Portfolio - Service Class 2
	Contracts in accumulation period:
	Equi-Select Separate Account A	18,001.286	$ 7.33	$ 131,949

	Fidelity® VIP Contrafund® Portfolio - Service Class 2
	Contracts in accumulation period:
	Equi-Select Separate Account A	136,719.207	$ 8.59	$ 1,174,418

	ING AllianceBernstein Mid Cap Growth Portfolio - Service
	Class
	Contracts in accumulation period:
	Equi-Select Separate Account A	977,439.461	$ 11.97	$ 11,699,950

	ING American Funds Asset Allocation Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	5,415.403	$ 7.19	$ 38,937

	ING American Funds Bond Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	29,924.367	$ 9.01	$ 269,619

	ING American Funds Growth Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	286,658.181	$ 7.86	$ 2,253,133

	ING American Funds Growth-Income Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	173,871.136	$ 7.80	$ 1,356,195

	ING American Funds International Portfolio
	Contracts in accumulation period:
	Equi-Select Separate Account A	268,957.214	$ 9.61	$ 2,584,679

	ING BlackRock Large Cap Growth Portfolio - Service Class
	Contracts in accumulation period:
	Equi-Select Separate Account A	30,505.344	$ 7.77	$ 237,027

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	6,132.630	$ 8.41	$ 51,575

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	28,250.206	$ 9.52	$ 268,942

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	980,086.217	$ 8.98	$ 8,801,174

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	84,471.834	$ 7.71	$ 651,278

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	17,049.628	$ 7.29	$ 124,292

ING Franklin Templeton Founding Strategy Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	42,732.478	$ 6.09	$ 260,241

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	25,745.914	$ 7.21	$ 185,628

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	96,225.916	$ 27.51	$ 2,647,175

ING International Growth Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	656,406.554	$ 7.53	$ 4,942,741

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	185,266.967	$ 8.88	$ 1,645,171

ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	218,534.317	$ 12.22	$ 2,670,489

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	26,913.316	$ 8.76	$ 235,761

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	5,607.982	$ 7.32	$ 41,050

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	143,969.471	$ 9.64	$ 1,387,866

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	45,566.516	$ 4.92	$ 224,187

ING LifeStyle Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	260,093.620	$ 7.79	$ 2,026,129

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	547,224.832	$ 8.17	$ 4,470,827

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	416,187.287	$ 8.51	$ 3,541,754

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	277,204.226	$ 8.91	$ 2,469,890

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	278,982.195	$ 21.50	$ 5,998,117

ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	986,399.800	$ 17.12	$ 16,887,165

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	59,806.349	$ 8.77	$ 524,502

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,423,033.565	$ 11.23	$ 15,980,667

ING Marsico International Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	19,833.889	$ 8.99	$ 178,307

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	2,356,823.176	$ 21.33	$ 50,271,038

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	116,817.411	$ 11.34	$ 1,324,709

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	2,352,786.176	$ 15.20	$ 35,762,350

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	427,187.924	$ 15.57	$ 6,651,316

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	203,512.199	$ 9.26	$ 1,884,523

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	2,615.719	$ 8.43	$ 22,051

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	204,910.795	$ 8.28	$ 1,696,661

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	488,671.504	$ 35.06	$ 17,132,823

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	151,853.626	$ 22.17	$ 3,366,595

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	82,213.627	$ 15.88	$ 1,305,552

ING Van Kampen Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	4,251.995	$ 7.75	$ 32,953

ING Van Kampen Global Franchise Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	36,117.690	$ 9.71	$ 350,703

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	707,641.841	$ 21.66	$ 15,327,522

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	65,867.061	$ 39.77	$ 2,619,533

ING VP Index Plus International Equity Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	5,535.077	$ 7.52	$ 41,624

ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	5,521.293	$ 7.21	$ 39,809

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	43,835.274	$ 7.58	$ 332,271

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	55,583.608	$ 6.63	$ 368,519

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	22,130.070	$ 6.85	$ 151,591

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	2,064.616	$ 6.98	$ 14,411

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,627.793	$ 7.48	$ 12,176

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	95,646.077	$ 5.30	$ 506,924

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	33,016.445	$ 8.54	$ 281,960

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	685.436	$ 5.78	$ 3,962

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	36,368.132	$ 7.44	$ 270,579

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	6,983.492	$ 7.42	$ 51,818

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	32,386.644	$ 7.30	$ 236,423

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	27,149.785	$ 9.24	$ 250,864

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Equi-Select Separate Account A	1,863,071.507	$ 6.12	$ 11,401,998

ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	320,557.248	$ 6.10	$ 1,955,399

ING BlackRock Global Science and Technology Portfolio -
Class S
Contracts in accumulation period:
Equi-Select Separate Account A	5,935.435	$ 6.66	$ 39,530

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class S
Contracts in accumulation period:
Equi-Select Separate Account A	6,171.520	$ 10.20	$ 62,950

ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	648.358	$ 6.71	$ 4,350

ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	1,828.670	$ 6.13	$ 11,210

ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	5,167.506	$ 6.97	$ 36,018

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	23,544.472	$ 7.86	$ 185,060

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	38,959.929	$ 7.90	$ 307,783

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	60,919.290	$ 7.69	$ 468,469

ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	4,186.510	$ 7.17	$ 30,017

ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	10,576.463	$ 6.02	$ 63,670

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	2,996,750.825	$ 6.58	$ 19,718,620

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	1,105.067	$ 9.27	$ 10,244

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	123,360.818	$ 9.70	$ 1,196,600

Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	381,130.500	$ 10.31	$ 3,929,455

Legg Mason Partners Variable Investors Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	2,109,918.914	$ 6.17	$ 13,018,200

Legg Mason Partners Variable Lifestyle Allocation 50%
Contracts in accumulation period:
Equi-Select Separate Account A	1,036,659.448	$ 11.61	$ 12,035,616

Legg Mason Partners Variable Lifestyle Allocation 70%
Contracts in accumulation period:
Equi-Select Separate Account A	931,170.121	$ 9.88	$ 9,199,961

Legg Mason Partners Variable Lifestyle Allocation 85%
Contracts in accumulation period:
Equi-Select Separate Account A	598,255.717	$ 9.62	$ 5,755,220

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	286,215.205	$ 11.67	$ 3,340,131

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	246,278.117	$ 13.54	$ 3,334,606

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2008	50	$7.99	$398	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
Columbia Small Cap Value Fund, Variable Series -
Class B
2008	28	$9.10	$256	0.50%	1.40%	-29.18%
2007	42	$12.85	$540	0.31%	1.40%	-3.89%
2006	57	$13.37	$766	0.33%	1.40%	17.69%
2005	79	$11.36	$891	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
2008	18	$7.33	$132	1.40%	1.40%	-43.57%
2007	34	$12.99	$439	1.72%	1.40%	-0.15%
2006	29	$13.01	$376	2.95%	1.40%	18.27%
2005	5	$11.00	$50	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Contrafund® Portfolio - Service
Class 2
2008	137	$8.59	$1,173	0.69%	1.40%	-43.52%
2007	191	$15.21	$2,907	0.85%	1.40%	15.67%
2006	156	$13.15	$2,050	1.07%	1.40%	9.86%
2005	108	$11.97	$1,296	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
2008	977	$11.97	$11,689	-	1.40%	-47.15%
2007	1,240	$22.65	$28,079	-	1.40%	9.31%
2006	1,655	$20.72	$34,265	-	1.40%	0.34%
2005	2,215	$20.65	$45,707	-	1.40%	5.36%
2004	2,916	$19.60	$57,119	-	1.40%	17.86%
ING American Funds Asset Allocation Portfolio
2008	5	$7.19	$39	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING American Funds Bond Portfolio
2008	30	$9.01	$270	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING American Funds Growth Portfolio
2008	287	$7.86	$2,251	0.82%	1.40%	-45.11%
2007	372	$14.32	$5,328	0.25%	1.40%	10.24%
2006	316	$12.99	$4,099	0.17%	1.40%	8.07%
2005	180	$12.02	$2,165	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Growth-Income Portfolio
2008	174	$7.80	$1,355	1.43%	1.40%	-39.06%
2007	212	$12.80	$2,710	1.06%	1.40%	2.98%
2006	191	$12.43	$2,370	0.64%	1.40%	13.10%
2005	41	$10.99	$446	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Funds International Portfolio
2008	269	$9.61	$2,583	1.86%	1.40%	-43.27%
2007	356	$16.94	$6,021	0.87%	1.40%	17.72%
2006	299	$14.39	$4,297	0.72%	1.40%	16.71%
2005	168	$12.33	$2,065	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2008	31	$7.77	$237	-	1.40%	-39.91%
2007	40	$12.93	$512	-	1.40%	5.21%
2006	57	$12.29	$706	-	1.40%	5.67%
2005	80	$11.63	$933	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Value Portfolio -
Service Class
2008	6	$8.41	$52	-	1.40%	-36.24%
2007	13	$13.19	$171	0.52%	1.40%	2.81%
2006	17	$12.83	$212	0.64%	1.40%	14.76%
2005	3	$11.18	$35	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Health Sciences Portfolio -
Service Class
2008	28	$9.52	$269	-	1.40%	-29.64%
2007	12	$13.53	$166	-	1.40%	7.04%
2006	18	$12.64	$226	-	1.40%	12.26%
2005	11	$11.26	$127	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2008	980	$8.98	$8,792	0.68%	1.40%	-40.01%
2007	1,225	$14.97	$18,327	0.20%	1.40%	12.90%
2006	392	$13.26	$5,197	-	1.40%	10.32%
2005	464	$12.02	$5,574	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Franklin Income Portfolio - Service Class
2008	84	$7.71	$651	3.04%	1.40%	-30.29%
2007	84	$11.06	$928	1.21%	1.40%	1.19%
2006	21	$10.93	$233	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Franklin Mutual Shares Portfolio - Service
Class
2008	17	$7.29	$124	2.16%	1.40%	-38.69%
2007	29	$11.89	$339	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING Franklin Templeton Founding Strategy
Portfolio - Service Class
2008	43	$6.09	$260	-	1.40%	-36.63%
2007	54	$9.61	$521	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING Global Real Estate Portfolio - Service Class
2008	26	$7.21	$186	-	1.40%	-42.09%
2007	46	$12.45	$568	4.91%	1.40%	-8.59%
2006	6	$13.62	$84	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Global Resources Portfolio - Service Class
2008	96	$27.51	$2,645	2.03%	1.40%	-41.83%
2007	102	$47.29	$4,835	0.02%	1.40%	31.40%
2006	105	$35.99	$3,760	0.20%	1.40%	19.73%
2005	125	$30.06	$3,764	0.70%	1.40%	35.83%
2004	74	$22.13	$1,628	0.90%	1.40%	4.93%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING International Growth Opportunities
Portfolio - Service Class
2008	656	$7.53	$4,938	1.15%	1.40%	-52.97%
2007	847	$16.01	$13,546	1.13%	1.40%	16.78%
2006	1,101	$13.71	$15,080	1.61%	1.40%	19.84%
2005	1,497	$11.44	$17,118	2.35%	1.40%	8.95%
2004	2,124	$10.50	$22,291	0.90%	1.40%	15.13%
ING Janus Contrarian Portfolio - Service Class
2008	185	$8.88	$1,644	0.59%	1.40%	-49.72%
2007	250	$17.66	$4,416	-	1.40%	19.16%
2006	34	$14.82	$509	0.42%	1.40%	21.38%
2005	16	$12.21	$201	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2008	219	$12.22	$2,668	2.56%	1.40%	-51.95%
2007	270	$25.43	$6,855	0.92%	1.40%	36.50%
2006	273	$18.63	$5,079	0.54%	1.40%	33.93%
2005	297	$13.91	$4,122	0.06%	1.40%	32.98%
2004	301	$10.46	$3,144	0.34%	1.40%	16.09%
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
2008	27	$8.76	$236	0.55%	1.40%	-30.97%
2007	39	$12.69	$495	0.19%	1.40%	-3.06%
2006	42	$13.09	$545	-	1.40%	15.03%
2005	8	$11.38	$94	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Value Opportunities Portfolio -
Service Class
2008	6	$7.32	$41	2.86%	1.40%	-40.34%
2007	8	$12.27	$99	0.68%	1.40%	-2.54%
2006	15	$12.59	$193	0.22%	1.40%	18.33%
2005	3	$10.64	$28	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Julius Baer Foreign Portfolio - Service Class
2008	144	$9.64	$1,387	-	1.40%	-44.44%
2007	177	$17.35	$3,066	0.07%	1.40%	14.82%
2006	151	$15.11	$2,275	-	1.40%	27.40%
2005	75	$11.86	$893	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Service Class
2008	46	$4.92	$224	-	1.40%	-56.07%
2007	56	$11.20	$624	-	1.40%	-7.28%
2006	63	$12.08	$765	-	1.40%	5.04%
2005	42	$11.50	$481	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Aggressive Growth Portfolio -
Service Class
2008	260	$7.79	$2,024	1.56%	1.40%	-42.59%
2007	313	$13.57	$4,243	0.72%	1.40%	1.80%
2006	225	$13.33	$2,991	0.14%	1.40%	16.42%
2005	47	$11.45	$533	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Growth Portfolio - Service Class
2008	547	$8.17	$4,468	1.66%	1.40%	-37.54%
2007	633	$13.08	$8,270	1.09%	1.40%	2.43%
2006	492	$12.77	$6,276	0.50%	1.40%	13.92%
2005	92	$11.21	$1,025	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Moderate Growth Portfolio -
Service Class
2008	416	$8.51	$3,540	1.83%	1.40%	-32.57%
2007	501	$12.62	$6,318	1.24%	1.40%	3.27%
2006	391	$12.22	$4,770	0.66%	1.40%	11.80%
2005	111	$10.93	$1,216	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING LifeStyle Moderate Portfolio - Service Class
2008	277	$8.91	$2,469	1.88%	1.40%	-27.03%
2007	328	$12.21	$4,009	1.65%	1.40%	3.47%
2006	267	$11.80	$3,148	1.06%	1.40%	9.87%
2005	88	$10.74	$949	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Limited Maturity Bond Portfolio - Service
Class
2008	279	$21.50	$5,994	6.56%	1.40%	-1.65%
2007	372	$21.86	$8,127	1.99%	1.40%	4.29%
2006	477	$20.96	$9,999	3.38%	1.40%	2.39%
2005	721	$20.47	$14,746	4.69%	1.40%	0.20%
2004	1,026	$20.43	$20,953	4.43%	1.40%	-0.05%
ING Liquid Assets Portfolio - Service Class
2008	986	$17.12	$16,878	2.41%	1.40%	1.00%
2007	648	$16.95	$10,985	4.95%	1.40%	3.48%
2006	686	$16.38	$11,225	4.77%	1.40%	3.21%
2005	877	$15.87	$13,916	2.86%	1.40%	1.34%
2004	995	$15.66	$15,577	0.94%	1.40%	-0.51%
ING Lord Abbett Affiliated Portfolio - Service
Class
2008	60	$8.77	$525	2.33%	1.40%	-37.45%
2007	85	$14.02	$1,193	1.68%	1.40%	2.71%
2006	123	$13.65	$1,672	0.81%	1.40%	15.97%
2005	162	$11.77	$1,904	1.07%	1.40%	3.98%
2004	294	$11.32	$3,325	0.62%	1.40%	8.33%
ING Marsico Growth Portfolio - Service Class
2008	1,423	$11.23	$15,964	0.51%	1.40%	-41.17%
2007	1,717	$19.09	$32,763	-	1.40%	12.56%
2006	2,227	$16.96	$37,748	-	1.40%	3.48%
2005	2,934	$16.39	$48,061	-	1.40%	7.40%
2004	3,759	$15.26	$57,331	-	1.40%	10.90%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Marsico International Opportunities
Portfolio - Service Class
2008	20	$8.99	$178	1.22%	1.40%	-50.19%
2007	27	$18.05	$479	0.56%	1.40%	18.91%
2006	15	$15.18	$232	0.04%	1.40%	22.22%
2005	5	$12.42	$56	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Total Return Portfolio - Service Class
2008	2,357	$21.33	$50,234	5.63%	1.40%	-23.44%
2007	3,037	$27.86	$84,572	2.79%	1.40%	2.54%
2006	3,893	$27.17	$105,726	2.26%	1.40%	10.36%
2005	5,275	$24.62	$129,806	2.19%	1.40%	1.48%
2004	6,547	$24.26	$158,767	1.73%	1.40%	9.58%
ING MFS Utilities Portfolio - Service Class
2008	117	$11.34	$1,325	3.36%	1.40%	-38.57%
2007	125	$18.46	$2,308	0.77%	1.40%	25.58%
2006	72	$14.70	$1,060	0.06%	1.40%	28.95%
2005	20	$11.40	$229	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Main Street Portfolio® -
Service Class
2008	2,353	$15.20	$35,727	2.52%	1.40%	-39.54%
2007	2,869	$25.14	$72,087	0.99%	1.40%	2.78%
2006	3,682	$24.46	$90,010	1.04%	1.40%	13.35%
2005	4,949	$21.58	$106,729	0.91%	1.40%	4.25%
2004	6,387	$20.70	$132,145	0.76%	1.40%	11.29%
ING PIMCO Core Bond Portfolio - Service Class
2008	427	$15.57	$6,648	3.11%	1.40%	2.70%
2007	413	$15.16	$6,265	3.24%	1.40%	7.44%
2006	483	$14.11	$6,809	2.49%	1.40%	2.92%
2005	587	$13.71	$8,046	3.45%	1.40%	1.03%
2004	649	$13.57	$8,801	2.44%	1.40%	3.43%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING PIMCO High Yield Portfolio - Service Class
2008	204	$9.26	$1,884	8.47%	1.40%	-23.66%
2007	293	$12.13	$3,548	6.61%	1.40%	1.42%
2006	354	$11.96	$4,232	6.30%	1.40%	7.46%
2005	438	$11.13	$4,875	6.39%	1.40%	2.87%
2004	561	$10.82	$6,072	(a)	1.40%	(a)
ING Pioneer Fund Portfolio - Service Class
2008	3	$8.43	$22	2.86%	1.40%	-35.65%
2007	4	$13.10	$48	-	1.40%	3.64%
2006	5	$12.64	$65	-	1.40%	15.12%
2005	3	$10.98	$36	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Mid Cap Value Portfolio - Service
Class
2008	205	$8.28	$1,695	2.12%	1.40%	-34.08%
2007	45	$12.56	$567	0.65%	1.40%	4.06%
2006	30	$12.07	$358	0.19%	1.40%	10.73%
2005	29	$10.90	$314	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
2008	489	$35.06	$17,122	4.10%	1.40%	-28.54%
2007	616	$49.06	$30,192	1.82%	1.40%	2.94%
2006	722	$47.66	$34,370	1.16%	1.40%	13.02%
2005	928	$42.17	$39,102	1.32%	1.40%	6.25%
2004	1,088	$39.69	$43,171	1.04%	1.40%	14.98%
ING T. Rowe Price Equity Income Portfolio -
Service Class
2008	152	$22.17	$3,365	3.97%	1.40%	-36.60%
2007	193	$34.97	$6,757	1.43%	1.40%	1.63%
2006	239	$34.41	$8,221	1.35%	1.40%	17.44%
2005	306	$29.30	$8,967	1.20%	1.40%	2.45%
2004	346	$28.60	$9,878	0.94%	1.40%	13.31%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Templeton Global Growth Portfolio - Service
Class
2008	82	$15.88	$1,305	0.94%	1.40%	-40.50%
2007	111	$26.69	$2,954	1.05%	1.40%	0.95%
2006	149	$26.44	$3,932	0.93%	1.40%	20.24%
2005	182	$21.99	$4,005	0.76%	1.40%	8.33%
2004	229	$20.30	$4,641	0.51%	1.40%	9.43%
ING Van Kampen Capital Growth Portfolio -
Service Class
2008	4	$7.75	$33	-	1.40%	-50.03%
2007	1	$15.51	$13	-	1.40%	19.58%
2006	2	$12.97	$30	-	1.40%	2.61%
2005	12	$12.64	$153	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Global Franchise Portfolio -
Service Class
2008	36	$9.71	$351	1.83%	1.40%	-29.54%
2007	46	$13.78	$632	-	1.40%	8.16%
2006	42	$12.74	$529	1.78%	1.40%	19.62%
2005	19	$10.65	$205	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	708	$21.66	$15,315	3.63%	1.40%	-33.17%
2007	902	$32.41	$29,216	1.52%	1.40%	1.15%
2006	1,169	$32.04	$37,434	1.13%	1.40%	14.39%
2005	1,497	$28.01	$41,913	1.03%	1.40%	8.52%
2004	1,769	$25.81	$45,644	0.91%	1.40%	12.51%
ING Van Kampen Real Estate Portfolio - Service
Class
2008	66	$39.77	$2,618	1.19%	1.40%	-39.38%
2007	103	$65.61	$6,783	1.21%	1.40%	-18.89%
2006	173	$80.89	$14,016	1.20%	1.40%	35.70%
2005	195	$59.61	$11,619	1.07%	1.40%	15.17%
2004	241	$51.76	$12,476	1.48%	1.40%	35.82%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	6	$7.52	$42	5.78%	1.40%	-44.58%
2007	10	$13.57	$131	-	1.40%	6.68%
2006	17	$12.72	$213	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	6	$7.21	$40	1.48%	1.40%	-33.73%
2007	9	$10.88	$95	-	1.40%	-5.06%
2006	8	$11.46	$96	0.48%	1.40%	17.90%
2005	-	$9.72	$1	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service
Class
2008	44	$7.58	$332	-	1.40%	-42.05%
2007	48	$13.08	$626	-	1.40%	4.56%
2006	42	$12.51	$522	-	1.40%	13.62%
2005	38	$11.01	$418	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Columbia Small Cap Value II Portfolio -
Service Class
2008	56	$6.63	$369	-	1.40%	-35.06%
2007	43	$10.21	$439	-	1.40%	1.59%
2006	27	$10.05	$267	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Davis New York Venture Portfolio - Service
Class
2008	22	$6.85	$152	0.78%	1.40%	-40.07%
2007	31	$11.43	$359	0.33%	1.40%	2.70%
2006	21	$11.13	$239	-	1.40%	12.31%
2005	1	$9.91	$7	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2008	2	$6.98	$14	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2008	2	$7.48	$12	-	1.40%	-40.21%
2007	4	$12.51	$46	-	1.40%	-3.25%
2006	5	$12.93	$68	-	1.40%	8.47%
2005	1	$11.92	$16	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Neuberger Berman Partners Portfolio -
Service Class
2008	96	$5.30	$507	-	1.40%	-51.95%
2007	116	$11.03	$1,282	0.27%	1.40%	7.09%
2006	161	$10.30	$1,659	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Service
Class
2008	33	$8.54	$282	2.13%	1.40%	-41.31%
2007	39	$14.55	$562	1.25%	1.40%	4.83%
2006	29	$13.88	$399	0.09%	1.40%	15.96%
2005	12	$11.97	$142	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Growth Equity Portfolio -
Service Class
2008	1	$5.78	$4	-	1.40%	-43.17%
2007	1	$10.17	$12	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2008	36	$7.44	$271	2.37%	1.40%	-41.46%
2007	25	$12.71	$319	1.11%	1.40%	13.69%
2006	4	$11.18	$41	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Large Cap Equity Portfolio -
Service Class
2008	7	$7.42	$52	1.09%	1.40%	-40.88%
2007	11	$12.55	$132	0.69%	1.40%	-0.48%
2006	12	$12.61	$156	0.40%	1.40%	12.69%
2005	4	$11.19	$46	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Comstock Portfolio - Service
Class
2008	32	$7.30	$236	2.53%	1.40%	-37.39%
2007	61	$11.66	$712	1.52%	1.40%	-3.64%
2006	60	$12.10	$732	0.71%	1.40%	14.26%
2005	20	$10.59	$211	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio -
Service Class
2008	27	$9.24	$251	4.96%	1.40%	-24.63%
2007	35	$12.26	$435	1.50%	1.40%	1.83%
2006	19	$12.04	$232	2.55%	1.40%	10.87%
2005	8	$10.86	$87	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Growth and Income Portfolio - Class I
2008	1,863	$6.12	$11,392	1.38%	1.40%	-38.55%
2007	2,311	$9.96	$23,002	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Growth and Income Portfolio - Class S
2008	321	$6.10	$1,953	3.99%	1.40%	-38.69%
2007	-	$9.95	$4	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Global Science and Technology
Portfolio - Class S
2008	6	$6.66	$40	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Lehman Brothers U.S. Aggregate Bond
Index® Portfolio - Class S
2008	6	$10.20	$63	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Russell™ Large Cap Index Portfolio - Class S
2008	1	$6.71	$4	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Russell™ Mid Cap Index Portfolio - Class S
2008	2	$6.13	$11	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Russell™ Small Cap Index Portfolio - Class S
2008	5	$6.97	$36	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus LargeCap Portfolio - Class S
2008	24	$7.86	$185	2.11%	1.40%	-38.26%
2007	23	$12.73	$290	0.97%	1.40%	3.24%
2006	27	$12.33	$330	1.26%	1.40%	12.71%
2005	4	$10.94	$45	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus MidCap Portfolio - Class S
2008	39	$7.90	$308	1.39%	1.40%	-38.57%
2007	54	$12.86	$697	0.46%	1.40%	3.79%
2006	48	$12.39	$597	0.41%	1.40%	7.55%
2005	24	$11.52	$277	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class S
2008	61	$7.69	$468	0.67%	1.40%	-34.55%
2007	87	$11.75	$1,023	0.09%	1.40%	-7.84%
2006	93	$12.75	$1,190	0.22%	1.40%	11.94%
2005	26	$11.39	$301	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Small Company Portfolio - Class S
2008	4	$7.17	$30	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING WisdomTreeSM Global High-Yielding
Equity Index Portfolio - Class S
2008	11	$6.02	$64	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING VP MidCap Opportunities Portfolio - Class S
2008	2,997	$6.58	$19,697	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING VP SmallCap Opportunities Portfolio - Class S
2008	1	$9.27	$10	-	1.40%	-35.49%
2007	5	$14.37	$65	-	1.40%	8.29%
2006	6	$13.27	$79	-	1.40%	10.77%
2005	8	$11.98	$95	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Intermediate Bond Portfolio - Class S
2008	123	$9.70	$1,196	6.19%	1.40%	-9.94%
2007	114	$10.77	$1,227	3.96%	1.40%	4.16%
2006	91	$10.34	$946	5.18%	1.40%	2.38%
2005	43	$10.10	$437	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
Legg Mason Partners Variable International All
Cap Opportunity Portfolio
2008	381	$10.31	$3,926	1.88%	1.40%	-44.18%
2007	467	$18.47	$8,615	0.86%	1.40%	4.88%
2006	595	$17.61	$10,469	1.84%	1.40%	24.10%
2005	849	$14.19	$12,037	1.22%	1.40%	10.17%
2004	1,095	$12.88	$14,099	0.85%	1.40%	16.14%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Legg Mason Partners Variable Investors Portfolio
2008	2,110	$6.17	$13,008	1.24%	1.40%	-36.59%
2007	2,601	$9.73	$25,291	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
Legg Mason Partners Variable Lifestyle
Allocation 50%
2008	1,037	$11.61	$12,029	3.22%	1.40%	-28.33%
2007	1,388	$16.20	$22,470	3.34%	1.40%	1.76%
2006	1,688	$15.92	$26,860	2.49%	1.40%	6.70%
2005	2,243	$14.92	$33,447	2.07%	1.40%	1.08%
2004	2,761	$14.76	$40,740	0.14%	1.40%	6.11%
Legg Mason Partners Variable Lifestyle
Allocation 70%
2008	931	$9.88	$9,192	2.22%	1.40%	-33.74%
2007	1,231	$14.91	$18,342	2.55%	1.40%	2.40%
2006	1,509	$14.56	$21,955	1.69%	1.40%	7.30%
2005	2,004	$13.57	$27,185	1.37%	1.40%	3.27%
2004	2,467	$13.14	$32,396	0.09%	1.40%	7.18%
Legg Mason Partners Variable Lifestyle
Allocation 85%
2008	598	$9.62	$5,749	1.64%	1.40%	-38.29%
2007	734	$15.59	$11,438	1.46%	1.40%	1.90%
2006	930	$15.30	$14,226	0.94%	1.40%	7.90%
2005	1,203	$14.18	$17,040	0.40%	1.40%	4.57%
2004	1,550	$13.56	$20,999	-	1.40%	9.09%
Legg Mason Partners Variable High Income
Portfolio
2008	286	$11.67	$3,338	10.30%	1.40%	-30.99%
2007	392	$16.91	$6,628	7.98%	1.40%	-1.11%
2006	491	$17.10	$8,391	6.85%	1.40%	9.40%
2005	656	$15.63	$10,245	7.16%	1.40%	1.23%
2004	812	$15.44	$12,539	7.73%	1.40%	8.89%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Legg Mason Partners Variable Money Market
Portfolio
2008	246	$13.54	$3,334	2.38%	1.40%	1.12%
2007	252	$13.39	$3,379	4.61%	1.40%	3.48%
2006	272	$12.94	$3,522	4.54%	1.40%	3.19%
2005	334	$12.54	$4,189	2.78%	1.40%	1.37%
2004	413	$12.37	$5,108	0.80%	1.40%	-0.56%

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	•	Report of Independent Registered Public Accounting Firm
	•	Statements of Operations for the years ended December 31, 2008, 2007, and 2006
	•	Balance Sheets as of December 31, 2008 and 2007
	•	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007, and 2006
	•	Statements of Cash Flows for the years ended December 31, 2008, 2007, and 2006
	•	Notes to Financial Statements
Financial Statements of Separate Account EQ:
	•	Report of Independent Registered Public Accounting Firm
	•	Statements of Assets and Liabilities as of December 31, 2008
	•	Statements of Operations for the year ended December 31, 2008
	•	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
	•	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

 Exhibits:

(b)
(1)

Resolution of the board of directors of the Company authorizing the establishment of the Separate Account, incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on March 29, 1996 (File Nos. 033-79170, 811-08524).

(2)		Not Applicable.

(3)	a.

Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

b.

Form of Dealers Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

c.

Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

d.

Addendum to the Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

e.

Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

f.

Amendment to the Distribution Agreement between ING USA Annuity and Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-05626).

g.

Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	a.

Individual Flexible Purchase Payment Deferred Variable Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

b.

ING USA Annuity and Life Insurance Company, Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(5)

Application Form, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

(6)	a.

Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

b.

Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

c.

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

d.

Resolution of the board of directors for Power of Attorney, dated (04/23/99), incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

e.

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.

Form of Fund Participation Agreement among Equitable Life Insurance Company of Iowa and Smith Barney/ Travelers Series Fund, Inc., incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on February 9, 1996 (File Nos. 033-79170, 811-08524).

b.

Fund Participation Agreement among Equitable Life Insurance Company of Iowa, Smith Barney Concert Allocation Series Inc. and Travelers Investment Advisers, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

c.

Participation Agreement by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc., Participation Agreement by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

d.

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

e.

Participation Agreement among Equitable Life Insurance Company of Iowa, ING Variable Insurance Trust, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

f.

Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

g.

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

h.

Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden American Life Insurance Company and Aeltus Investment Management, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

i.

Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

j.

Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

k.

Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

l.

Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

m.

Amendment to Participation Agreement by and between Fidelity Distributors Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

n.

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

o.

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund V and Fidelity Distributors Corporation, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-117260), as filed on October 23, 2007.

p.

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

q.

Participation Agreement among Equitable Life Insurance Company of Iowa, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

r.

Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

s.

Participation Agreement among Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America and Prudential Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

t.

Amendment to Participation Agreement by and between Golden American Life Insurance Company The Prudential Series Fund, Inc., The Prudential Insurance Company of America and Prudential Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

u.

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

v.

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244).

w.

Amendment to Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244).

x.

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244).

y.

Amendment to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244).

z.

Rule 22c-2 Agreement, dated April 16, 2007, and is effective as of October 16, 2007, between Legg Mason Investor Services, LLC (the “Fund Agent”) as principal underwriter, on behalf of each of the funds listed on the attached Schedule A (the “Fund(s)”) and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2008 (File Nos. 333-111686, 811-05626).

aa.

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Valerie G. Brown*	1475 Dunwoody Drive West Chester, PA 19380	President
Bridget M. Healy*	230 Park Avenue, 13th Floor New York, NY 10169	Director
Robert G. Leary*	230 Park Avenue New York, NY 10169	Director
Thomas J. McInerney*	One Orange Way Windsor, CT 06095-4774	Director and Chairman
Catherine H. Smith*	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
David A. Wheat*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer, Director and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President, Tax
Daniel P. Mulheran, Sr.	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
Sue Collins	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Stephen J. Preston	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Francis de Regnaucourt	1475 Dunwoody Drive West Chester, PA 19380	Vice President and Appointed Actuary
Linda E. Senker	1475 Dunwoody Drive West Chester, PA 19380	Vice President and Chief Compliance Officer
Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13 attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 26 to Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No. 33-57244), as filed with the Securities and Exchange Commission on April 7, 2009.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 27, 2009, there are 8,800 qualified contract owners and 2,634 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ, and Alger Separate Account A; and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter
Ann H. Hughes	1475 Dunwoody Drive, Floor 2B West Chester, PA 19380-1478	President

Shaun P. Mathews	10 State House Square Hartford, CT 06103	Director and Executive Vice President

Valerie G. Brown	1475 Dunwoody Drive West Chester, PA 19380-1478	Director

William L. Lowe	One Orange Way Windsor, CT 06095	Director

Richard E. Gelfand	1475 Dunwoody Drive West Chester, PA 19380-1478	Chief Financial Officer

Kimberly A. Anderson	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President

Michael J. Roland	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President

Stanley D. Vyner	230 Park Avenue, 13th Floor New York, NY 10169	Senior Vice President

Beth G. Shanker	1290 Broadway Denver, CO 80203	Broker Dealer Chief Compliance Officer

Ernest C’Debaca	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Investment Advisor Chief Compliance Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President

William A. Evans	10 State House Square Hartford, CT 06103	Vice President

Todd R. Modic	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President

David S. Pendergrass	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President and Treasurer

Spencer T. Shell	5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55401	Secretary

Randall K. Price	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Name	Principal Business Address	Positions and Offices with Underwriter
Susan M. Vega	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

G. Stephen Wastek	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Assistant Secretary

Bruce Kuennen	1475 Dunwoody Drive West Chester, PA 19380-1478	Attorney-in-Fact

(c)

Name of Principal Underwriter	2008 Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Directed Services LLC	$603,785,462	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 30th day of April, 2009.

SEPARATE ACCOUNT EQ
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY (Depositor)

By:
Valerie G. Brown*
President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2009.

Signatures	Titles

President
Valerie G. Brown*	(principal executive officer)

Chief Accounting Officer
Steven T. Pierson*

Chief Financial Officer
David A. Wheat*

Director
Bridget M. Healy*

Director
Robert G. Leary*

Director and Chairman
Thomas J. McInerney*

Director
Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(13)	Powers of Attorney	EX-99.B13